     As filed with the Securities and Exchange Commission on July 15, 1999
                               Registration No. 2-75677
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES                /X/
                                     ACT OF 1933

              PRE-EFFECTIVE AMENDMENT NO. _                            / /

              POST-EFFECTIVE AMENDMENT NO. 49                          /X/
                                        and/or


              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      /X/
                                     ACT OF 1940


                                    AMENDMENT NO. 50                   /X/



                                   WESTCORE TRUST
                 (Exact Name of Registrant as Specified in Charter)

                               370 Seventeenth Street
                                     Suite 3100
                              Denver, Colorado  80202

                   Registrant's Telephone Number:  (303) 623-2577

                               W. BRUCE McCONNEL, III
                             Drinker Biddle & Reath LLP
                        Philadelphia National Bank Building
                                1345 Chestnut Street
                       Philadelphia, Pennsylvania  19107-3496
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on October 1, 1998 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [x] on July 16, 1999 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities being registered: Shares of Beneficial Interest.

     The Prospectus and Statement of Additional Information for the Cash Reserve Fund is incorporated by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 14, 1995.

                                  [FRONT COVER]

                                 [MOUNTAIN LOGO]

                                 WESTCORE FUNDS

                         EQUITY & BOND FUNDS PROSPECTUS

               [Black and white photograph of mountain and trees]

                                 October 1, 1999

               WESTCORE EQUITY FUNDS

          Westcore MIDCO Growth Fund
     Westcore Growth and Income Fund
             Westcore Blue Chip Fund
   Westcore Mid-Cap Opportunity Fund
 Westcore Small-Cap Opportunity Fund

                 WESTCORE BOND FUNDS

        Westcore Long-Term Bond Fund
Westcore INTERMEDIATE-Term Bond Fund
   Westcore Colorado Tax-Exempt Fund

                                        ----------------------------------------
                                        Westcore Funds are managed by Denver
                                        Investment Advisors LLC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS

                                                                        PAGES

RISK/RETURN SUMMARY
Westcore Equity Funds.....................................................
Westcore Bond Funds.......................................................
Bar Charts and Performance Tables.........................................
Fees and Expenses of the Funds............................................

TYPES OF INVESTMENT RISK .................................................

HOW TO INVEST AND OBTAIN INFORMATION
How to Contact Westcore Funds.............................................
Purchasing Shares.........................................................
Exchanging Shares.........................................................
Redeeming Shares..........................................................
General Account Policies..................................................
Additional Information on Telephone and Computer Service..................

Distribution and Taxes....................................................
Management of the Funds...................................................
Financial Highlights......................................................

APPENDIX
Prior Performance of Investment Adviser for
Westcore Growth and Income Fund ..........................................A-1
Bond Ratings..............................................................B-1

[Mountain logo]      WESTCORE FUNDS
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RISK/RETURN SUMMARY

WESTCORE EQUITY FUNDS

         The Westcore Equity Funds are designed for long-term investors seeking capital appreciation who can tolerate the risks associated with investments in common stocks.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE WESTCORE EQUITY FUNDS?

WESTCORE GROWTH FUNDS: emphasize investments in companies that have the potential to grow their earnings faster than the general economy.

         WESTCORE MIDCO GROWTH FUND - long-term capital appreciation by investing primarily in medium-size growth companies

         WESTCORE GROWTH AND INCOME FUND - long-term total return by investing in equity securities selected for their growth potential and income-producing abilities.

WESTCORE VALUE FUNDS: emphasize investments in companies that are undervalued and have improving business prospects due to strong company and industry dynamics.

         WESTCORE BLUE CHIP FUND - long-term total return by investing in stocks of large, well-established companies whose stocks appear to be undervalued.

         WESTCORE MID-CAP OPPORTUNITY FUND - long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued.

         WESTCORE SMALL-CAP OPPORTUNITY FUND - long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

         Upon notice to shareholders, each Fund's investment objective may be changed by the Trust's Board of Trustees without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE EQUITY FUNDS?

WESTCORE GROWTH FUNDS:

         The portfolio managers of the growth funds work with a team of analysts who perform intensive research to identify companies in businesses and economic sectors with attractive growth prospects. Each analyst focuses on specific industries' products, services and competitive environments. To identify attractive stocks for the Funds, they study a company's business by analyzing its financial information, industry, markets and competitors, frequently visiting their operations and/or interviewing management. Companies considered for the Funds generally have management teams that the portfolio managers believe have the ability to execute their business plans and increase market share with innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks may be sold when conditions have changed and the company's prospects are no longer attractive.

         WESTCORE MIDCO GROWTH FUND invests primarily in the common stock of medium-sized companies. Medium-sized companies may benefit from factors such as new products and services and more entrepreneurial management. These companies may also have better opportunities for growth by increasing their shares of the markets they serve.

         Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies whose market capitalizations, at the time of purchase, are between $____ and $____.

         WESTCORE GROWTH AND INCOME FUND invests primarily in the common stock of large- and medium-sized companies. The Fund may invest up to 25% of its total assets in bonds convertible into common stock, which provide greater income while maintaining similar characteristics of common stocks. This Fund is designed to outperform the total return of the S&P 500 Index while seeking comparable dividend levels and risk.

WESTCORE VALUE FUNDS:

         The portfolio managers research historical data using computer power and mathematical techniques to identify characteristics of companies whose stock prices increased more than the general market in the past. They have developed and continue to enhance proprietary computer models from this data to identify companies with the potential for price appreciation. The process uncovers companies that appear to be undervalued based on factors such as low price-to-earnings, low price-to-cash flow, and low price-to-book value ratios. In addition, the model incorporates factors such as earnings and price momentum which assist in the timing of purchase and sell decisions. Companies that meet this criteria are then researched by the Funds' portfolio managers for signs of solid or improving businesses, such as new products or services, innovative management and improving growth prospects. A Fund may sell a stock when the model indicates it is no longer undervalued or its fundamental business changes. The following describes our three value funds, which execute this strategy for the large-, medium- and small- company universes.

         WESTCORE BLUE CHIP FUND invests in approximately 50 large, well-established companies whose stocks appear to be undervalued. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics may result in increased stability for the company and a lower-risk investment for the Fund.

         WESTCORE MID-CAP OPPORTUNITY FUND invests primarily in medium-sized companies whose stocks appear to be undervalued. Medium-sized companies may benefit from factors such as new products and services and more entrepreneurial management. These companies may also have better opportunities for growth by increasing their shares of the markets they serve.

         Under normal market conditions, at least 65% of the value of this Fund's total assets is invested in companies with market capitalizations of $___ million to $___ billion at the time of purchase.

         WESTCORE SMALL-CAP OPPORTUNITY FUND invests primarily in small companies with unrecognized potential whose stocks appear to be undervalued. Small companies may benefit from factors such as new products and services and more entrepreneurial management. Small company stocks may have higher return/risk potential than larger company stocks.

         Under normal market conditions, at least 65% of the value of this Fund's total assets is invested in companies with market capitalizations of $___ billion or less at the time of purchase.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE EQUITY FUNDS?

         As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, each of the Equity Funds is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Funds.

         Westcore Small-Cap Opportunity Fund is subject to the additional risk that the stocks of smaller and newer issuers can be more volatile and more speculative for reasons such as lack of financial resources, product diversification and competitive strengths of larger companies. Therefore the value of this Fund may be more volatile.

         An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WESTCORE BOND FUNDS

         The Westcore Bond Funds are designed for long-term investors seeking current income who can tolerate the risks associated with investing in bonds.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE WESTCORE BOND FUNDS?

         WESTCORE LONG-TERM BOND FUND -- long-term total rate of return by investing primarily in investment-grade bonds.

         WESTCORE INTERMEDIATE-TERM BOND FUND -- current income with less volatility of principal than funds with longer maturities by investing primarily in investment-grade bonds.

         WESTCORE COLORADO TAX-EXEMPT FUND -- income exempt from both federal and Colorado state personal income taxes by emphasizing insured Colorado municipal bonds with intermediate maturities.

         Upon notice to shareholders, each Fund's investment objective may be changed by the Trust's Board of Trustees without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE BOND FUNDS?

         WESTCORE INTERMEDIATE-TERM BOND FUND and WESTCORE LONG-TERM BOND FUND invest primarily in investment-grade bonds -- those rated in the top four rating categories by nationally recognized rating agencies such as Moody's or Standard and Poor's. The dollar-weighted average quality is expected to be "A" or better. An "A" rating typically is the third highest of four investment-grade categories, and includes upper medium-grade bonds with strong capacity to pay interest or repay principal. Westcore Intermediate-Term Bond Fund maintains an average dollar-weighted maturity of between 3 and 6 years and Westcore Long-Term Bond Fund at least 10 years.

         The Funds emphasize corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the portfolio manager and analysts' research to identify companies with stable or improving credit characteristics, which may result in price appreciation. In addition, the Funds invest in other securities including REITs, mortgage-backed and asset-backed bonds, which may also offer higher interest yield than government bonds. The attractiveness of REITs and corporate, mortgage- and asset-backed bonds relative to government bonds is monitored in order to determine the target weightings for each sector. The combination of valuation and a disciplined credit research process are the basis for buy/sell decisions.

         WESTCORE COLORADO TAX-EXEMPT FUND invests at least 80% of its assets in bonds issued by or on behalf of the state of Colorado ("Colorado Obligations"), other states, territories and possessions of the United States, the District of Columbia and their respective authorities, instrumentalities and political subdivisions ("Tax-Exempt Obligations"). The Fund normally will invest at least 65% of its total assets in Colorado Obligations. The Fund maintains an average dollar-weighted maturity of between 7 and 10 years.

         The investment adviser invests in Colorado municipal bonds which are rated in one of the three highest investment-grade categories at the time of purchase by one or more rating agencies. The Fund may invest up to 10% of its total assets in Colorado municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment grade category and these obligations have speculative characteristics. The Fund may invest in unrated bonds if the portfolio manager determines they are comparable in quality to instruments that meet the Fund's rating requirements.

         The portfolio manager emphasizes quality in his strategy. To fully understand the issuer's ability to generate revenues or levy taxes in order to meet their obligations, the portfolio manager and his team of analysts researches the financial condition of various counties, public projects, school districts and taxing authorities whose bonds the Fund owns or may purchase. The Fund holds bonds from all areas of the state to reduce the risk to the portfolio of any one local economy that is suffering. The portfolio manager enhances the quality of the Fund by investing at least 75% of the assets in bonds where the risk of interest and principal payment default is protected by a third party insurer.

ALL WESTCORE BOND FUNDS

         If the rating on an obligation held by a Fund is reduced below the Fund's rating requirements, the investment adviser will sell the obligation when it is in the Fund's best interest to do so.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE BOND FUNDS?

         Although bond funds may fluctuate less in value than equity funds, bond fund returns and yields will vary. Therefore you could lose money by investing in the Funds.

         A principal risk of investing in bond funds is that the value of these securities will fall if interest rates rise (interest rate risk). Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Fund's net asset value (NAV) will likewise decrease. Another principal risk associated with bond funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

         A general decline in interest rates may result in prepayments of certain obligations the Funds will acquire. These prepayments may require the Fund to reinvest at a lower rate of return, and may reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities which cannot be prepaid.

         The Westcore Colorado Tax-Exempt Fund is subject to the additional risk of being a non-diversified fund because it concentrates its investments in instruments issued by or on behalf of the state of Colorado. This means that the Fund's performance may be dependent upon fewer securities than is the case with a diversified portfolio, such as a national tax-exempt fund.

         An investment in these Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

BAR CHARTS AND
  PERFORMANCE TABLES                    The Bar Charts and Tables below show the
                                        Funds' annual returns and their long-
                                        term performance.  The Bar Charts show
                                        how the performance of the Funds has
                                        varied from year to year.  The Tables
                                        show how each Fund's average annual
                                        returns for one, five and ten years
                                        compare to those of a widely recognized, unmanaged index of common stock or bond prices, as appropriate. The Bar Charts and Performance Tables assume reinvestment of dividends and distributions. The Funds' past performance does not necessarily indicate how they will perform in the future. No performance is included for the Mid-Cap Opportunity Fund as it has been in operation for less than one full calendar year.

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                           WESTCORE MIDCO GROWTH FUND

                              CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

                     YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
 89        90        91        92        93        94        95        96        97        98
29.17     4.42      67.04     6.45      17.47     -1.01     27.42     16.99     14.89     10.40


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 1 '91           28.82%

WORST QUARTER:         Q 3 '98          -18.75%

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS        10 YEARS     SINCE INCEPTION
                                                                             (AUGUST 1, 1986)

WESTCORE MIDCO GROWTH FUND        10.40%         13.35%         18.08%       15.27%

S&P 400 MID-CAP INDEX             19.11%         18.83%         19.28%       16.78%


The S&P 400 Mid-Cap Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The S&P 400 Mid-Cap Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.

--------------------------------------------------------------------------------

                         WESTCORE GROWTH AND INCOME FUND

                              CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

                     YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
 89        90        91        92        93        94        95        96        97        98
26.37     -2.80     31.21     4.96      11.33     -8.39     22.45     23.25     27.25     6.63


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 4 '98           19.59%

WORST QUARTER:         Q 3 '98          -16.81%

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS        10 YEARS     SINCE INCEPTION
                                                                             (JUNE 1, 1988)

WESTCORE GROWTH AND INCOME FUND    6.63%         13.40%         13.44%       12.77%

S&P 500 INDEX                     28.58%         24.05%         19.20%       18.94%


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500 Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

--------------------------------------------------------------------------------

                            WESTCORE BLUE CHIP FUND

                             CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

                     YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
 89        90        91        92        93        94        95        96        97        98
20.55     -0.26     34.48     2.04      12.43     0.36      36.43     21.24     30.92     17.88


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 4 '98           20.31%

WORST QUARTER:         Q 3 '90          -15.63%

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS        10 YEARS     SINCE INCEPTION
                                                                             (JUNE 1, 1988)

WESTCORE BLUE CHIP FUND           17.88%         20.69%         16.94%       15.72%

S&P 500 INDEX                     28.58%         24.05%         19.20%       18.94%


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500 Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

                      WESTCORE SMALL-CAP OPPORTUNITY FUND

                             CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

               YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
                   94        95        96        97        98
                  0.33      29.48     25.58     27.78     -5.73


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 3'97            15.95%

WORST QUARTER:         Q 3'98           -20.56%

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS          SINCE INCEPTION
                                                                (DECEMBER 28, 1993)

WESTCORE SMALL-CAP                -5.73%         13.91%         14.43%
OPPORTUNITY FUND

RUSSELL 2000 INDEX                -2.57%         11.87%         11.87%


The Russell 2000 Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by total market capitalization. The Russell 2000 is widely regarded in the industry as an index that accurately reflects the universe of small capitalization stocks. The Russell 2000 Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.

--------------------------------------------------------------------------------

                          WESTCORE LONG-TERM BOND FUND

                              CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

                     YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
 89        90        91        92        93        94        95        96        97        98
15.69     5.14      19.44     8.93      15.92     -7.13     26.69     0.74      13.95     10.21


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 2 '89           9.62%

WORST QUARTER:         Q 1 '96          -5.04%


THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS        10 YEARS     SINCE INCEPTION
                                                                             (JUNE 1, 1988)

WESTCORE LONG-TERM BOND FUND      10.21%         8.27%          10.56%       10.57%

LEHMAN BROTHERS LONG-TERM         11.76%         9.12%          11.30%       11.47%
GOVERNMENT/CORPORATE BOND INDEX

The Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt. The Index includes bonds with maturities of ten years or longer. The Lehman Brothers Long-Term Government/Corporate Bond Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.

                                                         30 DAY YIELD AS
                                                         OF MAY 31, 1999
                                                         ---------------
Westcore Long-Term Bond Fund                                  5.87%

CURRENT YIELD INFORMATION: For current yield information please call 1-800-392-CORE (2673).

--------------------------------------------------------------------------------

                      WESTCORE INTERMEDIATE-TERM BOND FUND

                             CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

                     YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
 89        90        91        92        93        94        95        96        97        98
11.23     1.57      20.23     7.14      9.87      -3.38     15.01     3.79      8.25      6.47


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 2 '89           6.12%

WORST QUARTER:         Q 1 '94          -2.62%


THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS        10 YEARS     SINCE INCEPTION
                                                                             (JUNE 1, 1988)

WESTCORE INTERMEDIATE             6.47%           5.86%          7.83%                 7.76%
BOND FUND

LEHMAN BROTHERS INTERMEDIATE      8.42%           6.59%          8.51%                 8.42%
GOVERNMENT/CORPORATE BOND INDEX


The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt. The Lehman Brothers Intermediate Government/Corporate Bond Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.

                                                         30 DAY YIELD AS
                                                         OF MAY 31, 1999
                                                         ---------------
Westcore Intermediate-Term Bond Fund                          5.81%

CURRENT YIELD INFORMATION: For current yield information please call 1-800-392-CORE (2673).

--------------------------------------------------------------------------------

                        WESTCORE COLORADO TAX-EXEMPT FUND

                             CALENDAR YEAR RETURNS
--------------------------------------------------------------------------------

[GRAPH]

               YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
          92        93        94        95        96        97        98
         8.08      9.89      -3.24     13.03     4.29      7.35      5.59


The Fund's year-to-date return for the period ended June 30, 1999 was __%.

BEST QUARTER:          Q 1 '95           5.18%

WORST QUARTER:         Q 1 '94          -3.64%


THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                  1 YEAR         5 YEARS        SINCE INCEPTION
                                                                (JUNE 1, 1991)

WESTCORE COLORADO                 5.59%          5.27%          6.67%
TAX-EXEMPT FUND

LEHMAN BROTHERS 10-YEAR           6.76%          6.35%          7.98%
TAX-EXEMPT BOND INDEX


The Lehman Brothers 10-year Tax-Exempt Bond Index is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 10 years or less. The Lehman Brothers 10-year Tax-Exempt Bond Index figures do not reflect any fees or expenses. Investors cannot invest directly in this Index.

                                                             30 DAY TAX
                                     30 DAY YIELD AS         EQUIVALENT YIELD
                                     OF MAY 31, 1999         AS OF MAY 31, 1999*
                                     ---------------         -------------------
Westcore Colorado Tax-Exempt Fund         3.83%                      5.59%

CURRENT YIELD INFORMATION: For current yield information please call 1-800-392-CORE (2673).

* Tax-Equivalent Yield is based upon the combined state and federal tax rate assumptions of 33% (assuming a 28% federal tax rate and a 5% Colorado tax rate).

FEES AND EXPENSES OF THE FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                            EQUITY FUNDS                                                 BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                  Westcore      Westcore      Westcore      Westcore      Westcore          Westcore      Westcore      Westcore
                   MIDCO       Growth and       Blue         Mid-Cap      Small-Cap        Long-Term    Intermediate-   Colorado
                   Growth        Income         Chip       Opportunity   Opportunity          Bond       Term Bond     Tax-Exempt
                    Fund          Fund          Fund          Fund          Fund              Fund          Fund          Fund

------------------------------------------------------------------------------------------------------------------------------------
Shareholder         None          None          None          None          None              None          None          None
Fees (fees paid
directly from
your investment)

------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Management         0.65%(1)      0.65%(1)      0.65%(1)      0.75%(1)      1.00%(1)          0.45%(1)      0.45%(1)      0.50%(1)
Fees

------------------------------------------------------------------------------------------------------------------------------------

Distribution
(12b-1) Fees        None          None          None          None          None              None          None          None

------------------------------------------------------------------------------------------------------------------------------------

Other              0.54%(2)      1.10%(2)      0.60%(2)      4.58%(2)      0.63%(2)          0.77%(2)      0.56%(2)      0.59%(2)
Expenses

------------------------------------------------------------------------------------------------------------------------------------

Total Annual
Fund Operating     1.19%         1.75%         1.25%         5.33%         1.63%             1.22%         1.01%         1.09%
Expenses

------------------------------------------------------------------------------------------------------------------------------------

Fee Waiver
and Expense      (0.04)%(1)(2) (0.60)%(1)(2) (0.10)%(1)(2) (4.08)%(1)(2) (0.33)%(1)(2)     (0.27)%(1)(2) (0.16)%(1)(2) (0.44)%(1)(2)
Reimbursement

------------------------------------------------------------------------------------------------------------------------------------

Net Annual
Fund Operating     1.15%(1)(2)   1.15%(1)(2)   1.15%(1)(2)   1.25%(1)(2)   1.30%(1)(2)       0.95%(1)(2)   0.85%(1)(2)   0.65%(1)(2)
Expenses
------------------------------------------------------------------------------------------------------------------------------------

(1) The Funds' Adviser has contractually agreed to waive a portion of the management fee for the MIDCO Growth, Growth and Income, Blue Chip, Mid-Cap Opportunity, Small-Cap Opportunity, Long-Term Bond, Intermediate-Term Bond and Colorado Tax-Exempt Funds until at least May 31, 2000. As a result, the advisory fees will be no more than 0.61%, 0.09%, 0.56%, 0.00%, 0.69%, 0.21%, 0.31% and
0.08% for each Fund respectively for that period. You will be notified if these waivers are discontinued after that date resulting in a material change in the expense ratio.

(2) The Funds' Administrators have contractually agreed to waive a portion of the administration fee for the MIDCO Growth, Growth and Income, Blue Chip, Mid-Cap Opportunity, Small-Cap Opportunity, Long-Term Bond, Intermediate-Term Bond and Colorado Tax-Exempt Funds until at least May 31, 2000. In addition, for the Mid-Cap Opportunity Fund, the Adviser has agreed to reimburse expenses until at least May 31, 2000. As a result, Other Expenses will be no more than 0.54%, 1.06%, 0.59%, 1.25%, 0.61%, 0.74%, 0.54% and 0.57% for the Funds, respectively for that period. You will be notified if these waivers are discontinued after that date resulting in a material change in the expense ratio.


EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS AND THAT NET ANNUAL OPERATING EXPENSES SET FORTH ABOVE ARE INCURRED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                                            EQUITY FUNDS                                                 BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                  Westcore      Westcore      Westcore      Westcore      Westcore          Westcore      Westcore      Westcore
                   MIDCO       Growth and       Blue         Mid-Cap      Small-Cap        Long-Term    Intermediate-   Colorado
                   Growth        Income         Chip       Opportunity   Opportunity          Bond       Term Bond     Tax-Exempt
                    Fund          Fund          Fund          Fund          Fund              Fund          Fund          Fund

------------------------------------------------------------------------------------------------------------------------------------
One Year            $117          $117          $117          $127          $132              $97           $87           $66

------------------------------------------------------------------------------------------------------------------------------------
Three Years          365           365           365           396           412              303           271           208

------------------------------------------------------------------------------------------------------------------------------------
Five Years           633           633           633           686           713              525           471           362

------------------------------------------------------------------------------------------------------------------------------------
Ten Years           1,396         1,396         1,396         1,510         1,566            1,165         1,048          810

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TYPES OF INVESTMENT RISK

         The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks which may apply to the Funds. Risks associated with particular types of investments each Fund makes are described in this section and in the Statement of Additional Information referred to on the back page.

GENERAL RISKS OF INVESTING IN EACH OF THE FUNDS

CREDIT RISK -- Bond Funds and, to the extent they invest in fixed income securities, Equity Funds

         The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Tax- Exempt Obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

         Securities rated below investment grade are particularly subject to credit risk. These securities are predominantly speculative and are commonly referred to as "junk bonds." To the extent a Fund purchases or holds convertible or other securities that are below investment grade, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities.

         Ratings published by Rating Agencies are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

INTEREST RATE RISK -- Bond Funds, and, to the extent they invest in fixed income securities, Equity Funds

         Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks.

         Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment. Zero coupon securities, including stripped securities in which the Bond Funds (other than the Colorado Tax-Exempt
Fund) may invest are subject to greater interest rate risk than many of the more typical fixed-income securities.

         A bond fund's average dollar-weighted maturity is a measure of how the fund will react to interest rate changes. The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor, such as a Fund. A bond's term to maturity is the number of years remaining to maturity. A bond fund does not have a stated maturity, but it does have an average dollar- weighted maturity. This is calculated by averaging the terms to maturity of bonds held by a Fund, with each maturity "weighted" according to the percentage of net assets it represents.

LIQUIDITY RISK -- ALL FUNDS

         Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk applies, for example, to: variable and floating rate demand notes, variable amount demand securities and restricted securities which the Funds may purchase, short-term funding agreements which each Fund may purchase, and the futures contracts in which each Fund (other than the Colorado Tax-Exempt Fund) may engage. Illiquid securities also include repurchase agreements, securities loans and time deposits with notice/termination dates of greater than seven days, certain municipal leases and certain securities subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. Each Fund may invest up to 15% of its net assets at the time of purchase, in securities that are illiquid. A domestically traded security which is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

MANAGEMENT RISK -- ALL FUNDS

         A strategy which the Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may underperform other securities and types of securities. There can be no assurance a Fund will achieve its investment objective. Certain policies of each Fund, which may not be changed without a shareholder vote, are described in the Statement of Additional Information.

MARKET RISK -- ALL FUNDS

         The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

OTHER TYPES OF INVESTMENTS -- ALL FUNDS

         This Prospectus describes each Fund's principal investment strategies, and the types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risk involved - are described in detail in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

PORTFOLIO TURNOVER RISKS -- ALL FUNDS

         The Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return. See "Financial Highlights" for the Funds' historical portfolio turnover rates.

         The Westcore MIDCO Growth Fund had a portfolio turnover rate over 100% in the year ended May 31, 1999.

TEMPORARY DEFENSIVE POSITIONS -- ALL WESTCORE FUNDS

         Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Such investments include various short-term instruments. If any Fund takes temporary position at the wrong time, the position would have an adverse impact on that Fund's performance. The Funds reserve the right to invest all of their assets in temporary defensive positions.

ADDITIONAL RISKS WHICH APPLY TO INVESTMENTS IN CERTAIN OF THE FUNDS

EXTENSION RISKS -- BOND FUNDS

         This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

PREPAYMENT RISK -- BOND FUNDS

         This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) earlier than expected. This may happen when there is a decline in interest rates. These events may make a Fund unable to recoup its initial investment and may result in reduced yields.

SMALL CAP STOCK RISK -- SMALL-CAP OPPORTUNITY FUND

         Smaller capitalization stocks involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements, for reasons including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Small companies in which the Funds may invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. In particular, investments in unseasoned companies present risks considerably greater than investments in more established companies.

TAX RISK -- COLORADO TAX-EXEMPT FUND

         This Fund may be more adversely impacted by changes in tax rates and policies than the other Funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect a Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

YEAR 2000 RISKS -- ALL FUNDS

Like other investment companies and financial service providers, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue". The Year 2000 Issue arises because most computer systems were designed to only handle a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Administrators are taking steps to address the Year 2000 Issue with respect to the computer systems that they use and to obtain assurance that comparable steps are being taken by the Fund's other major service providers, none of whom are affiliated with the Adviser or Administrators. As of the date of this Prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Issue. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Fund as a result of the Year 2000 Issue. In addition, the issuers of securities the Fund owns could have Year 2000 problems. For instance, the issuers' ability to make timely payments of dividends or interest and principal or to continue their operations or services may be impaired by the inadequate preparation of computer systems for the Year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally, which, in turn, could impact the Fund's performance. Also, it is possible that the normal operations of the Funds will in any event be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of the Year 2000 problem.


ADDITIONAL RISKS WHICH APPLY TO PARTICULAR TYPES OF INVESTMENTS

ASSET-BACKED SECURITIES -- BOND FUNDS, OTHER THAN COLORADO TAX-EXEMPT FUND

         These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase, and the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments, and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Funds' experiencing difficulty in valuing or liquidating such securities.

CONVERTIBLE SECURITIES -- ALL FUNDS, OTHER THAN COLORADO TAX-EXEMPT FUND

         These Funds may invest in convertible securities, including bonds and preferred stocks, that may be converted into common stock at a specified price or conversion ratio. The Funds use the same research-intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks. The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the prestated price.

MORTGAGE-RELATED SECURITIES -- INTERMEDIATE-TERM AND LONG-TERM BOND FUNDS

         The Westcore Intermediate-Term and Long-Term Bond Funds may invest in mortgage-backed securities (including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of a Fund that invests in mortgage-backed securities may be affected by the Fund's need to reinvest prepayments at higher or lower rates than the original investment.

         Other mortgage-backed securities are issued by private companies, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. Further, an issuer of an obligation may exercise its right to pay principal on the obligation later than expected. This is more likely to happen when interest rates rise. These events may lengthen the duration and reduce the value of these obligations. In addition, like other debt securities, the values of mortgage-related securities, including government-related mortgage pools, generally will fluctuate in response to market interest rates.

OTHER INVESTMENT COMPANIES -- ALL FUNDS

         The Funds may invest their cash balances in other investment companies which invest in high quality, short-term debt securities. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

REITs -- ALL FUNDS, OTHER THAN THE COLORADO TAX-EXEMPT FUND

         TheFunds may invest in securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow, and are subject to the risk that borrowers may default.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS -- ALL FUNDS

         In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss because of adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

         Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

SECURITIES LENDING -- ALL FUNDS, OTHER THAN COLORADO TAX-EXEMPT FUND

         These Funds may lend their portfolio securities to institutional investors as a means of earning additional income. Securities loans present risks of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. A loan will not be made if, as a result, the total amount of a Fund's outstanding loans exceeds 30% of its total assets (including the value of the collateral for the loan).

TAX-EXEMPT OBLIGATIONS -- COLORADO TAX-EXEMPT FUND

         Tax-exempt obligations in which the Westcore Colorado Tax-Exempt Fund invests include: (i) "general obligation" securities that are secured by the issuer's full faith, credit and taxing power; (ii) revenue securities that are payable only from the revenues derived from a particular facility or other specific revenue source such as the user of the facility being financed; (iii) "moral obligation" securities that are normally issued by special purpose public authorities; and (iv) private activity bonds (such as bonds issued by industrial development authorities) that are usually revenue securities issued by or for public authorities to finance a privately operated facility.

         In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and, accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Adviser rely on these opinions and will not review the bases for them.

         The Fund concentrates its investments in Colorado obligations. If Colorado or any of its political subdivisions were to suffer serious financial difficulties that might jeopardize the ability to pay its obligations, the value of the Fund could be adversely affected.

U.S. GOVERNMENT OBLIGATIONS -- ALL FUNDS

         The Funds invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

WESTCORE FUNDS SPECTRUM

         The spectrum below shows the Adviser's assessment of the potential risk of the Westcore Funds relative to one another. The spectrum is not indicative of the future volatility or performance of the Funds and should not be used to compare the Funds with other mutual funds or types of investments.

--------------------------------------------------------------------------------------------------
FUNDS                                  CONSERVATIVE             MODERATE                AGGRESSIVE
--------------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                                              _______________

Westcore Growth and Income Fund                                 _______________

Westcore Blue Chip Fund                                  _______________

Westcore Mid-Cap Opportunity Fund                               _______________

Westcore Small-Cap Opportunity Fund                                     _______________

Westcore Long-Term Bond Fund                          _______________

Westcore Intermediate-Term Bond Fund   ______________

Westcore Colorado Tax-Exempt Fund             ______________

HOW TO INVEST AND OBTAIN INFORMATION

HOW TO CONTACT WESTCORE FUNDS
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      IN PERSON             BY REGULAR MAIL      BY EXPRESS, CERTIFIED OR          BY TELEPHONE                     ONLINE
  [PERSON GRAPHIC]         [LETTER GRAPHIC]         REGISTERED MAIL            [TELEPHONE GRAPHIC]            [COMPUTER GRAPHIC]
                                                   [PLANE GRAPHIC]

   Westcore Funds           Westcore Funds          Westcore Funds           WESTCORE INVESTOR SERVICES             WESTCORE
370 17th Street, Suite      P.O. Box 8319             C/O BFDS          Weekdays: 7 a.m. to 6 p.m. Mountain     TRANS@CTION CENTER
       3100                Boston, MA 02266-       66 Brooks Drive                  Time                     24 hours a day, seven
  Devner, CO 80202              8319               Boston, MA 02184          --------------------------            days a week
                                                                         WESTCORE AUTOMATED SERVICE LINE      www.westcore.com
                                                                        24 hours a day, seven days a week     -  Access account
                                                                            1-800-392-CORE (2673)                information
                                                                      -  Access account information           -  Place automatic
                                                                      -  Place automatic transactions            transactions
                                                                      -  Order duplicate statements, tax
                                                                         forms or additional checkbooks for
                                                                         the BlackRock Money Market
                                                                         Portfolio
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HOW TO PURCHASE, EXCHANGE AND REDEEM
This section explains how to purchase, exchange and redeem your Westcore shares. It also explains various services and features offered in connection with your account. Please call us at 1-800-392-CORE (2673) if you have any questions or to obtain a New Account Application.

PURCHASING SHARES

You may purchase additional shares through any of the following options below or in person at the location listed on page __. In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another fund offered by this prospectus by any of these methods.

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        BY MAIL              BY TELEPHONE          BY ONLINE ACCESS              BY AUTOMATIC                     BY WIRE
   [LETTER GRAPHIC]       [TELEPHONE GRAPHIC]     [COMPUTER GRAPHIC]           INVESTMENT PLAN                [WIRE GRAPHIC]
                                                                              [CALENDER GRAPHIC]

OPENING A NEW ACCOUNT     If you are an           If you are an           Complete the Automatic          You may purchase Westcore
Read this prospectus.     existing shareholder,   existing shareholder    Investment Plan Section on      shares by wire transfer
                          you may purchase        you may purchase        your application to have money  from your bank account to
Send a completed          additional shares       additional shares       automatically withdrawn from    your Westcore account.
application with your     by telephone.           by telephone.           your bank account monthly,      There is a $1,000 minimum
check and mail to                                                         quarterly or annually.          for purchases by wire.
appropriate address       Call 1-800-392-         Access the 24-hour
                          CORE (2673) to          Westcore Trans@ction    The minimum automatic           To place a purchase by
ADDING TO YOUR EXISTING   speak with an           Center located          investment must be the          wire, please call 1-800-
ACCOUNT                   Investor Service        www.westcore.com.       equivalent of at least          392-CORE (2673) to speak
Complete the tear-off     Representative                                  $50 per month.                  with an Investor Service
investment slip from      from 7 a.m. to                                                                  Representative from
your last statement       6 p.m. mountain                                 To add this option to your      7 a.m. to 6 p.m. mountain
and mail with your        time or use the                                 account, please call 1-800-     time.
check to the              24-hour Westcore                                392-CORE (2673) or access
appropriate address.      Auromated Service                               www.westcore.com for the        WIRE TO:
                          Line.                                           appropriate form.               State Street Bank
Or, send your check                                                                                       ABA #011000028
and a written request                                                                                     DDA #99046344
following instructions                                                                                    ATTN: Custody and
on page __ and mail to                                                                                    Shareholder Services --
the appropriate                                                                                           Westcore ______________
address.                                                                                                                      Fund
                                                                                                          Name
                                                                                                          Your Westcore Account
                                                                                                          Number
------------------------------------------------------------------------------------------------------------------------------------
                          For more information on automatic telephone and
                          online transactions, please see "Additional
                          Information on Telephone and Online Service" on
                          page ____.
------------------------------------------------------------------------------------------------------------------------------------

When you purchase shares, your request will be processed at the next NAV (net asset value) calculated after your order is received and accepted. Please note the following:
- Please make your check payable to Westcore Funds in U.S. dollars drawn on a U.S. bank.
- Cash, credit card, third party checks or checks drawn on foreign banks will not be accepted for purchases.
- If you are purchasing shares in a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.
- After receipt of your order by wire, telephone or online, your bank account will be debited the next business day for wire transfers and the second business day for electronic fund transfers.
- If a check does not clear your bank, Westcore reserves the right to cancel the purchase.
- If Westcore is unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.
-  Westcore reserves the right to reject any order.

If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Westcore (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to Westcore.

INVESTMENT MINIMUMS

-------------------------------------------------------------------------------
                                     AMOUNT
-------------------------------------------------------------------------------
To open a new account                                                $1,000
-------------------------------------------------------------------------------
To open a new retirement or certain other accounts                   $250
-------------------------------------------------------------------------------
To open an Automatic Investment Plan account                         $0
-------------------------------------------------------------------------------
To add to any type of account                                        $50
-------------------------------------------------------------------------------

EXCHANGING SHARES

You may exchange your Westcore shares for shares of other Westcore Funds offered in this prospectus or the BlackRock Money Market Portfolio* through any of the following options below. You may also place an exchange in person at the location listed on page __. In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

* BlackRock Money market Portfolio is a no-load money market fund advised by BlackRock Advisors Inc., sub-advised by BlackRock Institutional Management Corporation and distributed by BlackRock Distributors, Inc.

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            BY MAIL                       BY TELEPHONE                     BY ONLINE ACCESS                   AUTOMATICALLY
         [MAIL GRAPHIC]                [TELEPHONE GRAPHIC]                [COMPUTER GRAPHIC]                [CALENDER GRAPHIC]

   Send a written request           Call 1-800-392-CORE               Access the 24-hour Westcore    Call 1-800-392-CORE (2673) to
   following instructions on        (2673) to speak with an           Trans@ction Center located     receive instructions for
   page __ and mail to the          Investor Service                  www.westcore.com.              automatically exchanging shares
   appropriate address.             Representative from 7 a.m.                                       between funds on a monthly,
                                    to 6 p.m. mountain time or                                       quarterly or annual basis.
                                    use the 24-hour Westcore
                                    Automated Service Line.



------------------------------------------------------------------------------------------------------------------------------------
                          For more information on automatic telephone and
                          online transactions, please see "Additional
                          Information on Telephone and Online Service" on
                          page ____.
------------------------------------------------------------------------------------------------------------------------------------


Important notes:
-  Exchanges must meet the minimum investment requirements described on page __.
- Exchanges between accounts will be accepted only if registrations are identical.
- If the shares you are exchanging are held in certificate form, the certificate must be returned with or before your exchange request.
- Please be sure to read the Prospectus for the Fund into which you are exchanging.
- An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-deferred account.

REDEEMING SHARES

You may redeem your Westcore shares by any of the options below or in person at the location listed on page __.


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        BY MAIL              BY TELEPHONE          BY ONLINE ACCESS        BY SYSTEMATIC WITHDRAWAL             BY WIRE
   [LETTER GRAPHIC]       [TELEPHONE GRAPHIC]     [COMPUTER GRAPHIC]                 PLAN                    [WIRE GRAPHIC]
                                                                              [CALENDER GRAPHIC]

Send a written request    If you are an           If you are an            You may redeem shares      You may redeem Westcore
following instructions    existing shareholder,   existing shareholder,    automatically (in any      shares by wire transfer
on page __ and mail       you may redeem          you may redeem           multiple of $50) monthly,  from your Westcore account
to the appropriate        your shares by          your shares online.      quarterly or annually.     to your bank account.
address.                  telephone.
                                                  Access the 24-hour       A systematic withdrawal    There is a $1,000 minimum
                          Call 1-800-392-         Westcore Trans@ction     plan may be established    and you must have established
                          CORE (2673) to          Center located           if the shares in your      bank instructions to place
                          speak with an           www.westcore.com.        Fund are worth at least    wire redemptions.
                          Investor Service                                 $10,000.
                          Representative                                                              To arrange a wire redemption,
                          from 7 a.m. to                                   To add this option to      please call 1-800-392-CORE
                          6 p.m. mountain                                  your account, please call  (2673) to speak with an
                          time or use the                                  1-800-392-CORE (2673) or   Investor Service
                          24-hour Westcore                                 access www.westcore.com    Representative from 7 a.m.
                          Auromated Service                                for the appropriate form.  to 6 p.m. mountain time.
                          Line.
                                                                                                      To add bank instructions
                                                                                                      to your account, please
                                                                                                      call 1-800-392-CORE (2673)
                                                                                                      or access www.westcore.com
                                                                                                      for the appropriate form.
------------------------------------------------------------------------------------------------------------------------------------
                          For more information on automatic telephone and
                          online transactions, please see "Additional
                          Information on Telephone and Online Service" on
                          page ____.
------------------------------------------------------------------------------------------------------------------------------------

Important notes:

- You may redeem your Westcore shares on any business day which the New York Stock Exchange is open.
- Generally, redemption proceeds will be sent by check to the shareholders' address of record within seven business days after receipt of a valid redemption request.
- A wire transfer will be sent directly into your designated bank account the next business day after receipt of your order, and an electronic funds transfer will be sent the second business day after receipt of your order.
- If the shares you are redeeming are held in certificate form, you must return the certificate with or before your redemption request.
- If the shares you are redeeming were purchased by check, telephone, computer or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

ADDITIONAL INFORMATION ON TELEPHONE AND ONLINE SERVICE

- All shareholders (except for certain accounts opened through Service Organizations and certain retirement accounts) are automatically granted automatic telephone and online transaction privileges unless they decline them explicitly on their account application or in writing to Westcore Funds.

- Shareholders can follow the instructions provided at the Westcore Automated Service Line and Westcore Trans@ction Center to access these service using a personal identification number.

- Automatic telephone and online purchases and redemptions are completed by electronic funds transfer from your bank account to your Westcore account (Wire transfer is not available for automatic telephone or online transactions.) To establish this privilege, please complete the "Bank Instructions" section of your account application. You may also call 1-800-392-CORE (2673) or access www.westcore.com or the appropriate form.

- Automatic telephone and online REDEMPTIONS are not available for IRA, business or fiduciary accounts. In addition, automatic telephone and online EXCHANGES are not available for business or fiduciary accounts.

- There is a $25,000 daily maximum for each separate type of automatic telephone and online transaction (purchases, exchange-in, exchange-out and redemptions).

- It may be difficult to reach the Funds by telephone or online during periods of unusual market activity. If this happens, you may transact on your account by mail as described in this prospectus.

- The Funds or their agents may, in case of emergency, temporarily suspend telephone and online transactions and other shareholder services.

SECURITY ISSUES
Westcore Funds has designed procedures to enhance security, including the use of 128-bit encryption through the Westcore Trans@ction Center, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions. However, shareholders may give up some level of security by choosing to transact by telephone or online rather than by mail.

Westcore Funds has designed procedures to confirm that telephone and online transaction requests are genuine. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone or online transactions when these procedures are followed.

[Mountain Logo]                  WESTCORE FUNDS

GENERAL ACCOUNT POLICIES

               [Black and white photograph of mountain and trees]

Westcore Funds may modify or terminate account policies, services and features, but, subject to the Funds right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders 60 days' written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

Written Instructions

To process transactions in writing, your request should be sent to Westcore Funds, P.O. Box 8319, Boston, MA 02266-8319 and must include the following information:

-  the name of the Fund(s)
-  the account number(s)
-  the amount of money or number of shares
-  the name(s) on the account
- the signature(s) of all registered account owners (signature guaranteed, if applicable)
-  your daytime telephone number

Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

The guarantee must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed in the name of the guarantor by an authorized person with that person's title and the date. Westcore Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee a signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.

To protect your accounts from fraud, the following transactions will require a signature guarantee:
-  Transferring ownership of an account.
-  Redeeming more than $25,000 from your account.
-  Redeeming by check payable to someone other than the account owner(s).
-  Redeeming by check mailed to an address other than the address of record.
- Redemption check mailed to an address which has been changed within the last 30 days of the redemption request without a signature guarantee.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented on page __, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the notice, the shares held in the account will be redeemed and the proceeds will be sent by check to your address of record. We reserve the right to increase the investment minimums.

Limit On Account Activity

Because excessive account transactions can disrupt management of the Funds and increase the Funds' cost for all shareholders, Westcore reserves the right to refuse a share purchase and/or revoke an investors exchange privilege at any time.

Involuntary Redemptions

We reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Address Changes

To change the address on your account, call 1-800-392-CORE (2673) or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 1-800-392-CORE (2673).

Share Certificates

The Funds will issue share certificates upon written request only. Share certificates will not be issued until the shares have been held for at least 15 days and will not be issued for accounts that do not meet the minimum requirements.

Quarterly Consolidated Statements and Shareholder Reports

Westcore Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds. Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

               [Black and white photograph of mountain and trees]

Price of Fund Shares

All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request is received in good order by the transfer agent or certain authorized broker-dealers, other institutions or designated intermediaries in proper form. A Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the transfer agent or certain authorized broker-dealers or designated intermediaries by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next business day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

Westcore has authorized certain broker-dealers and other institutions to accept on its behalf purchase and redemption orders made through a 'mutual fund supermarket'. Such authorized institutions may designate other intermediaries to accept purchase and redemption orders on behalf of Westcore.

A Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund's investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

               [Black and white photograph of mountain and trees]

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore requires. Service Organizations may impose charges, restrictions, transaction procedures or cut-off times different from those applicable to shareholders who invest in Westcore directly.

A Service Organization may receive fees from the Trust or Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.

DISTRIBUTIONS AND TAXES

Distributions

A Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule
--------------------------------------------------------------------------------
                        Income Dividends                Capital Gains
--------------------------------------------------------------------------------
Equity Funds              Declared and                Generally declared and
                         paid quarterly*                 paid in December
--------------------------------------------------------------------------------
Bond Funds                Declared and                Generally declared and
                          paid monthly                   paid in December
--------------------------------------------------------------------------------

*THE WESTCORE MIDCO GROWTH FUND DISTRIBUTES INCOME DIVIDENDS IN DECEMBER ONLY.

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673).

TAXES

Federal Taxes

         Each year, the Funds distribute all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

         You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of capital. This is known as "buying into a dividend." It is generally not to your advantage to purchase shares just before a distribution.

         You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

         Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

         The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The Westcore Colorado Tax-Exempt Fund anticipates that substantially all of its income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are derived from occasional taxable investments, and distributions of short and long-term capital gains.

         Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Westcore Colorado Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

         You should note that a portion of the exempt-interest dividends paid by the Westcore Colorado Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

         If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

         The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Colorado State Taxes

         Because the Westcore Colorado Tax-Exempt Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Colorado or its political subdivisions, shareholders who are subject to Colorado state income tax will generally not be subject to such tax on dividends paid by the Fund to the extent that the dividends are attributable to interest income of the Fund. However, to the extent dividends are not attributable to exempt interest income, such as distributions of short or long-term capital gain, they will not be exempt from Colorado income tax (except to the limited extent that Colorado may exempt all investment income from state income tax).

         There are no municipal income taxes in Colorado. Moreover, because shares of the Westcore Funds are intangibles, they are not subject to Colorado property tax.

State and Local Taxes

         Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal Securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Denver Investment Advisors LLC, with principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202, serves as the investment adviser to the Funds. The Adviser was organized in 1994. It is owned by the principal officers and employees of its predecessor firm. As of May 31, 1999, it had approximately $10.5 billion in assets under active management, including $732 million for nine investment company portfolios.

Denver Investment Advisors provides a continuous investment program for the Funds, including investment research and management. The Adviser makes investment decisions for the Funds and places orders for all purchases and sales of the Funds' portfolio securities.

MANAGEMENT EXPENSES

For the fiscal year ended May 31, 1999, each Fund paid the Adviser an advisory fee. The fees are set forth below and are expressed as an annual percentage of a Fund's average daily net assets.

                                              Effective Advisory Fees for the
Fee Schedule                                  fiscal Year Ended May 31, 1999
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund                                .61%
--------------------------------------------------------------------------------
Westcore Growth and Income                                .09%
Fund
--------------------------------------------------------------------------------
Westcore Blue Chip Fund                                   .56%
--------------------------------------------------------------------------------
Westcore Mid-Cap Opportunity                              .75%*
Fund
--------------------------------------------------------------------------------
Westcore Small-Cap Opportunity                            .69%
Fund
--------------------------------------------------------------------------------
Westcore Long-Term Bond Fund                              .21%
--------------------------------------------------------------------------------
Westcore Intermediate-Term                                .31%
Bond Fund
--------------------------------------------------------------------------------
Westcore Colorado Tax-Exempt                              .00%
Fund
--------------------------------------------------------------------------------

* The Mid-Cap Opportunity Fund has operated for less than a full fiscal year. The fee stated represents the maximum advisory fee.

INVESTMENT PERSONNEL

TODGER ANDERSON, CFA, President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore MIDCO Growth Fund since its inception. Mr. Anderson has been a portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1975. Mr. Anderson works with other securities analysts of the Adviser who from time to time purchase and sell specific securities under his supervision.

VARILYN K. SCHOCK, CFA, a Vice President and the Director of Quantitative Strategies with Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Blue Chip Fund since 1991 and Westcore Small-Cap Opportunity Fund since its inception. Ms. Schock has been with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1984 and has been a portfolio manager with the company since 1987.

MILFORD H. SCHULHOF, II, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Growth and Income Fund since October 1995. Mr. Schulhof has been a Vice President and portfolio manager with Denver Investment Advisors and its predecessor, Denver Investment Advisors, Inc., since 1985. Mr. Schulhof works with other securities analysts of the Adviser who from time to time purchase and sell specific securities under his supervision.

CHRISTIANNA WOOD, CFA, a Vice President of Denver Investment Advisors, is primarily responsible for the day-to-day management of Westcore Mid-Cap Opportunity Fund. Ms. Wood has been a portfolio manager of small to midcap companies for over 17 years, and has been with Denver Investment Advisors since 1996.

JEROME R. POWERS, CFA, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of Westcore Intermediate-Term Bond and Long-Term Bond Funds since October 1, 1997. He has been with the Adviser since 1997, and has been active in the management of fixed income securities for 18 years.

THOMAS B. STEVENS, CFA, a Vice President of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore Colorado Tax-Exempt Fund since May 28, 1999. Mr. Stevens has 29 years experience in the institutional bond market and has been with the Adviser since 1986.

CO-ADMINISTRATORS

ALPS Mutual Fund Services, Inc. and Denver Investment Advisors serve as co-administrators to the Funds and receive fees in such capacity. Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of each Fund and to compute the net asset value and certain other financial information relating to each Fund. Pursuant to another agreement, ALPS responds to certain shareholder inquiries and transaction requests received via telephone.

The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.

--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)

FINANCIAL HIGHLIGHTS

     THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN EACH FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY __________, WHOSE REPORT, ALONG WITH THE FUNDS' FINANCIAL STATEMENTS, ARE INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

                           WESTCORE MIDCO GROWTH FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999               1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $20.54             $20.92             $22.90             $17.12             $16.09
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)            (0.23)             (0.17)             (0.15)             (0.08)              0.00
  Net realized and unrealized              2.22               3.03               1.19               6.58               1.56
    gain/(loss) on investments
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                   1.99               2.86               1.04               6.50               1.56
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                   0.00               0.00               0.00               0.00               0.00
Distributions from net realized
  gain on investments                     (2.50)             (3.24)             (3.02)             (0.72)             (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (2.50)             (3.24)             (3.02)             (0.72)             (0.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $20.03             $20.54             $20.92             $22.90             $17.12
TOTAL RETURN                              11.87%             15.10%              5.27%             38.62%             10.05%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in        $277,924           $565,293           $590,008           $656,490           $401,760
    thousands)
  Ratio of expenses to average             1.15%              1.13%              1.14%              1.08%             0.94%
    net assets
  Ratio of expenses to average             1.19%              1.13%              1.14%              1.10%             0.96%
    net assets without fee waivers
  Ratio of net income/(loss) to           (0.63%)            (0.71%)            (0.70%)            (0.42%)           (0.03%)
    average net assets
  Ratio of net investment                 (0.68%)            (0.71%)            (0.71%)            (0.44%)           (0.05%)
    income/(loss) to average net
    assets without fee waivers
  Portfolio turnover rate (1)            116.46%             75.79%             60.78%             62.83%             50.19%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $472,523,632 and $816,019,036, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

                       WESTCORE GROWTH AND INCOME FUND (1)

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999(3)            1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $13.74             $13.03             $12.32             $10.50             $10.62
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)             0.00(4)            0.01               0.07               0.15               0.20
  Net realized and unrealized
    gain/(loss) on investments             0.66               2.54               2.19               2.57               0.15
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                   0.66               2.55               2.26               2.72               0.35
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                  (0.01)             (0.07)             (0.11)             (0.24)             (0.21)
Distributions from net realized
  gain on investments                     (2.09)             (1.77)             (1.44)             (0.66)             (0.26)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (2.10)             (1.84)             (1.55)             (0.90)             (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $12.30             $13.74             $13.03             $12.32             $10.50
TOTAL RETURN                               6.25%             20.74%             19.71%             27.25%             3.73%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)                          $12,789            $15,160            $20,725            $25,387           $27,029
  Ratio of expenses to average
    net assets                             1.15%              1.15%              1.15%              1.22%             1.17%
  Ratio of expenses to average
    net assets without fee waivers         1.75%              1.71%              1.56%              1.51%             1.22%
  Ratio of net income/(loss) to
    average net assets                     0.02%              0.40%              0.75%              1.34%             2.09%
  Ratio of net investment
    income/(loss) to average net          (0.58%)            (0.16%)             0.33%              1.05%             2.04%
    assets without fee waivers
  Portfolio turnover rate (2)             72.59%             41.40%             39.80%             88.31%             81.14%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Westcore Equity Income Fund is the former name of the Westcore Growth and Income Fund. The Fund's name was changed as of January 1, 1996, to reflect a different investment objective and different investment policies. Prior to January 1, 1996, the Fund's investment objective was to seek reasonable income through investments in income producing securities. As of January 1, 1996, the Fund's investment objective was revised to seek long-term total return through capital appreciation and current income. A new portfolio manager has managed the Fund since October 1995. Past performance is not intended to be indicative or representative of future performance.

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $9,324,065 and $11,974,565, respectively.

(3) Per share amounts calculated based on the average shares outstanding during the period.

(4)      Less than $.005 per share.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

                             WESTCORE BLUE CHIP FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999               1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $18.81             $18.15             $17.41             $14.70             $12.70
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)             0.04               0.13               0.19               0.25               0.23
  Net realized and unrealized
    gain/(loss) on investments             1.07               4.66               3.65               4.03               2.12
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from
  investment operations                    1.11               4.79               3.84               4.28               2.35
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                  (0.07)             (0.14)             (0.22)             (0.27)             (0.16)
Distributions from net realized
  gain on investments                     (2.62)             (3.99)             (2.88)             (1.30)             (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (2.69)             (4.13)             (3.10)             (1.57)             (0.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $17.23             $18.81             $18.15             $17.41             $14.70
TOTAL RETURN                               7.42%             29.53%             24.28%             30.48%             19.03%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)                          $69,354            $72,477            $66,450            $68,286            $52,545
  Ratio of expenses to average
    net assets                             1.15%              1.15%              1.15%              1.10%             1.01%
  Ratio of expenses to average
    net assets without fee waivers         1.25%              1.23%              1.21%              1.25%             1.06%
  Ratio of net income/(loss) to
    average net assets                     0.19%              0.60%              1.02%              1.52%             1.78%
  Ratio of net investment
    income/(loss) to average net           0.09%              0.52%              0.97%              1.38%             1.73%
    assets without fee waivers
  Portfolio turnover rate (1)             73.39%             48.50%             43.47%             65.11%             61.72%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $48,287,791 and $55,786,517, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

                        WESTCORE MID-CAP OPPORTUNITY FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------
FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------
                                           1999
------------------------------------------------------
Net asset value
  beginning of the period                $10.00
------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)            (0.01)
  Net realized and unrealized
    gain/(loss) on investments             1.06
------------------------------------------------------
Total income/(loss) from                   1.05
  investment operations
------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------
Dividends from net realized
  income                                  0.00
Distributions from net realized           0.00
  gain on investments                      ---
------------------------------------------------------
Total distributions                       0.00
------------------------------------------------------
Net asset value, end of period           $11.05
TOTAL RETURN                              10.50%
------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)                           $2,585
  Ratio of expenses to average
    net assets                             1.25%**
  Ratio of expenses to average
    net assets without fee waivers         5.33%**
  Ratio of net income/(loss) to
    average net assets                    (0.11%)**
  Ratio of net investment
    income/(loss) to average net          (4.19%)**
    assets without fee waivers
  Portfolio turnover rate (1)             71.65%
------------------------------------------------------

** Annualized

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $4,245,771 and $1,737,775 respectively.

* Year ended May 28 for 1999.

                       WESTCORE SMALL-CAP OPPORTUNITY FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999               1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $26.71             $23.87             $21.35             $15.95             $14.97
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)             0.08               0.01               0.03               0.04               0.09
  Net realized and unrealized
    gain/(loss) on investments            (5.35)              6.83               3.37               5.86               1.11
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                  (5.27)              6.84               3.40               5.90               1.20
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                  (0.05)             (0.03)             (0.02)             (0.06)             (0.10)
Distributions from net realized           (1.21)             (3.97)             (0.86)             (0.44)             (0.12)
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.26)             (4.00)             (0.88)             (0.50)             (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $20.18             $26.71             $23.87             $21.35             $15.95
TOTAL RETURN                             (19.72%)            30.40%             16.28%             37.49%             8.15%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in         $88,635            $61,069            $35,962            $23,951             $9,703
    thousands)
  Ratio of expenses to average             1.30%              1.30%              1.30%              1.30%             1.27%
    net assets
  Ratio of expenses to average             1.63%              1.66%              1.69%              2.20%             2.77%
    net assets without fee waivers
  Ratio of net income/(loss) to            0.37%              0.03%              0.11%              0.24%             0.61%
    average net assets
  Ratio of net investment                  0.04%             (0.33%)            (0.28%)            (0.67%)           (0.89%)
    income/(loss) to average net
    assets without fee waivers            82.47%             78.48%             77.73%             47.83%             59.17%
  Portfolio turnover rate (1)
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $107,762,418 and $65,207,999, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

                          WESTCORE LONG-TERM BOND FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999               1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $10.36              $9.67              $9.59              $9.87              $9.22
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)             0.57               0.60               0.62               0.61               0.59
  Net realized and unrealized
    gain/(loss) on investments            (0.43)              0.96               0.26              (0.27)              0.66
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                   0.14               1.56               0.88               0.34               1.25
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                  (0.57)             (0.60)             (0.63)             (0.62)             (0.60)
Distributions from net realized           (0.06)             (0.27)             (0.17)              0.00               0.00
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.63)             (0.87)             (0.80)             (0.62)             (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.87             $10.36              $9.67              $9.59              $9.87
TOTAL RETURN                               1.21%             16.63%              9.40%              3.41%             14.37%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)                          $21,789            $18,466            $20,160            $25,070            $33,440
  Ratio of expenses to average
    net assets                             0.95%              0.95%              0.95%              0.90%              0.94%
  Ratio of expenses to average
    net assets without fee waivers         1.22%              1.23%              1.15%              1.07%              0.99%
  Ratio of net income/(loss) to
    average net assets                     5.47%              5.87%              6.37%              6.07%              6.54%
  Ratio of net investment
    income/(loss) to average net           5.21%              5.58%              6.18%              5.90%              6.49%
    assets without fee waivers
  Portfolio turnover rate (1)             15.97%             11.05%             27.76%             33.10%             25.09%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $7,158,147 and $3,218,902, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

                      WESTCORE INTERMEDIATE-TERM BOND FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999               1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $10.51             $10.23             $10.10             $10.27             $10.02
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)             0.61               0.61               0.60               0.60               0.58
  Net realized and unrealized
    gain/(loss) on investments            (0.24)              0.28               0.13              (0.17)              0.27
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                   0.37               0.89               0.73               0.43               0.85
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                  (0.61)             (0.61)             (0.60)             (0.60)             (0.60)
Distributions from net realized            0.00               0.00               0.00               0.00               0.00
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.61)             (0.61)             (0.60)             (0.60)             (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.27             $10.51             $10.23             $10.10             $10.27
TOTAL RETURN                               3.54%              8.88%              7.43%              4.26%              8.93%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)                          $41,155            $50,159            $63,169            $83,039            $97,619
  Ratio of expenses to average
    net assets                             0.85%              0.85%              0.85%              0.81%              0.77%
  Ratio of expenses to average
    net assets without fee waivers         1.01%              0.98%              0.97%              0.92%              0.80%
  Ratio of net income/(loss) to
    average net assets                     5.72%              5.77%              5.81%              5.78%              5.86%
  Ratio of net investment
    income/(loss) to average net           5.57%              5.65%              5.68%              5.67%              5.83%
    assets without fee waivers
  Portfolio turnover rate (1)             24.68%             23.45%             27.47%              71.97%            60.86%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $10,907,758 and $19,558,326, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

                        WESTCORE COLORADO TAX-EXEMPT FUND

  (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
                               PERIODS INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED MAY 31,*
------------------------------------------------------------------------------------------------------------------------------------
                                           1999               1998               1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value
  beginning of the period                $11.06             $10.78             $10.61             $10.70             $10.52
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
  Net investment income/(loss)             0.47               0.50               0.50               0.52               0.52
  Net realized and unrealized
    gain/(loss) on investments            (0.05)              0.28               0.17              (0.10)              0.20
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from                   0.42               0.78               0.67               0.42               0.72
  investment operations
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net realized
  income                                  (0.47)             (0.50)             (0.50)             (0.51)             (0.54)
Distributions from net realized           (0.00)             (0.00)              0.00               0.00               0.00
  gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.47)             (0.50)             (0.50)             (0.51)             (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.01             $11.06             $10.78             $10.61             $10.70
TOTAL RETURN                               3.80%              7.32%              6.46%              3.97%              7.16%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    thousands)                          $45,506            $31,501            $21,348            $13,992            $10,792
  Ratio of expenses to average
    net assets                             0.53%              0.50%              0.50%              0.44%              0.42%
  Ratio of expenses to average
    net assets without fee waivers         1.09%              1.17%              1.21%              1.43%              1.62%
  Ratio of net income/(loss) to
    average net assets                     4.21%              4.54%              4.73%              4.87%              5.03%
  Ratio of net investment
    income/(loss) to average net           3.65%              3.87%              4.02%              3.88%              3.83%
    assets without fee waivers
  Portfolio turnover rate (1)             12.12%             24.94%             30.78%             10.23%              3.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended May 28, 1999 were $19,692,877 and $4,530,137, respectively.

* Year ended May 30 for 1997, Year ended May 29 for 1998 and Year ended May 28 for 1999.

APPENDIX I    [BLACK AND WHITE PHOTOGRAPH OF MOUNTAIN AND TREES]

         PRIOR PERFORMANCE OF INVESTMENT ADVISER FOR WESTCORE GROWTH AND INCOME FUND

         On January 1, 1996, the name of Westcore's "Equity Income Fund" was changed to "Growth and Income Fund." The name change reflected a change to a growth and income investment objective and changes to investment policies of the Fund. This section provides performance information for the Investment Adviser's growth and income investing composite.

         The table on page A-2 includes historical performance data of the Investment Adviser for the only actual discretionary accounts managed by the Investment Adviser during the periods indicated that had investment objectives, policies, strategies and risks substantially similar to those of the Westcore Growth and Income Fund. For the periods prior to October 1, 1995, the performance reflects that of a non-fee paying commingled account. For the period from October 1, 1995 through June 30, 1997, performance reflects that of the Growth and Income Fund. Subsequent to June 30, 1997, the performance also includes that of separately managed account(s) advised by the Investment Adviser. The Investment Adviser's Growth and Income performance has been restated to reflect certain expenses, as set forth in footnote 2 to the table.

         The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Westcore Growth and Income Fund. Investors should not consider this performance data as an indication of future performance of the Westcore Growth and Income Fund or of the Investment Adviser. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company- specific fundamentals of portfolio securities. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of custodial fees, if any, and brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the account are calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. No leverage was used in the accounts. The return of the Growth and Income Fund has been calculated by the Growth and Income Fund. The use of a different methodology to calculate performance could result in different performance data. The performance presentation is not audited.

         The commingled account and separately managed accounts whose performance is reflected below was not subject to the same types of expenses to which the Westcore Growth and Income Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Westcore Growth and Income Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the commingled account and separately managed accounts could have been adversely affected if the accounts had been regulated as an investment company under the federal securities laws.

                                             Equity & Bond Funds Prospectus
--------------------------------------------------------------------------------

         The Investment Adviser's advisory fee schedule for growth and income investing is .65% of assets. Additional information concerning fees charged for investment services offered by the Investment Adviser is contained in Part II of the Investment Adviser's Form ADV which is on file with the Securities and Exchange Commission and is available upon request.



--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)

[Mountain Logo]                  WESTCORE FUNDS             Appendix (continued)

               INVESTMENT ADVISER'S GROWTH AND INCOME PERFORMANCE

----------------------------------------------------------------------------------------------------
                      Westcore Growth                        Assets Included
                      and Income Fund       Investment       Adviser's Growth
                     (formerly Westcore  Adviser's Growth      and Income
                       Equity Income        and Income        Performance(1)     Standard & Poor's
       Year(1)            Fund)(2)        Performance(2)      ($ thousands)          500 Index(3)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1989                        26.36%             25.53%           $49,554                31.61%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1990                        (2.80)%            (3.67)%          $42,455                (3.05)%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1991                        31.21%             42.51%           $58,368                 30.46%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1992                         4.76%             12.09%           $63,106                  7.63%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1993                        11.33%             16.55%           $72,620                 10.08%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1994                        (8.39%)            (4.29)%          $69,021                  1.32%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1995                        22.45%             29.53%           $25,125                 37.58%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1996                        23.25%             22.85%           $20,294                 26.00%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1997                        27.25%             27.84%           $41,203                 33.36%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1998                         6.63%              8.74%           $42,000                 28.58%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
1999
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Compounded                                                           --
Annual Return For
5 Years Ended
June 30, 1999
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Compounded                                                           --
Annual Return For
10 Years Ended
June 30, 1999
----------------------------------------------------------------------------------------------------

(1) All periods are ended December 31 (and assets are provided at that date) except 1999 figures are for period ended (and assets at) June 30, 1999 and are not annualized.
(2) Annual total return is presented for each year ended December 31 except for period ended June 30, 1999 and compounded annual return is presented for each period, net of expenses. The performance of the Westcore Growth and Income Fund reflects voluntary fee waivers and/or expense reimbursements by the adviser and administrators of the Westcore Growth and Income Fund. These waivers and/or reimbursements may be modified or terminated. The Investment Adviser's Growth and Income performance has been restated so that each year's expenses reflect total expenses (before waivers) which were applicable to the Westcore Growth and Income Fund for the fiscal year ended immediately following that year.
(3) Annual total return is presented for each year ended December 31 except for period ended June 30, 1999 and compounded annual return is presented for each period. The S&P 500 Index is an unmanaged Index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses or investing.

APPENDIX II

                           [Black and white photograph of mountain and trees]

                                RATING CATEGORIES

MOODY'S INVESTORS SERVICE, INC.

BOND RATING                EXPLANATION

Aaa                        Highest quality, smallest degree of investment risk.

Aa High quality; together with Aaa bonds, they compose the high-grade bond group.

A Upper medium-grade obligations; some favorable investment attributes.

Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal payments appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time. Some speculative characteristics.

Ba                         More uncertain, with speculative elements.
                           Questionable protection of interest and principal payments.

B                          Lack characteristics of desirable investment;
                           potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca                         Speculative in a high degree; may be in default.

C Lowest-rated; extremely poor prospects of ever attaining investment standing; may be in default.

Con Bonds for which the security depends upon completion of some act; rated conditionally.

STANDARD & POOR'S RATINGS GROUP, DIVISION OF MCGRAW HILL

BOND RATING                EXPLANATION

AAA Highest rating; extremely strong capacity to pay interest and repay principal.

AA High quality; very strong capacity to pay interest and repay principal.

A                          Strong capacity to pay interest and repay principal;
                           somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB Adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay interest and repay principal than for higher rated bonds.

BB, B,                     Predominantly speculative with respect to the
CCC,                       issuer's capacity to meet required interest and
CC,C                       principal payments. BB -- lowest degree of
                           speculation, C--the highest degree of
                           speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

D                          In default.



--------------------------------------------------------------------------------
Questions?  Call 1-800-392-CORE (2673)

[BACK COVER]

WHERE TO FIND MORE INFORMATION

More Fund information is available to you upon request and without charge:

ANNUAL AND SEMI-ANNUAL REPORT

The Annual and Semi-Annual Reports provide additional information about the Funds' investments, performance and portfolio holdings. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds' investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds' Annual Report, Semi-Annual Report or SAI. They may also request other information about the Funds, and make shareholder inquiries.

Write to:

Westcore Funds
             370 17th Street
             Suite 3100
             Denver, CO  80202

By phone:

             1-800-392-CORE (2673)

E-mail:      http://www.westcore.com

Information about the Funds (including the Funds' SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

The Westcore Funds Investment Company Act File No. is 811-3373

                                  [FRONT COVER]


                                 [MOUNTAIN LOGO]

                                 WESTCORE FUNDS


                                   PROSPECTUS

                                 October 1, 1999


                       WESTCORE FUNDS


     Westcore International Equity Fund
     Westcore Small-Cap Growth Fund
     Westcore Select Fund


                   -------------------------------------------------------------
                   Westcore Funds are managed by Denver Investment Advisors LLC.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                TABLE OF CONTENTS

                                                                           PAGES

RISK/RETURN SUMMARY

Westcore Funds...............................................................
Fees and Expenses of the Funds...............................................

TYPES OF INVESTMENT RISK

HOW TO INVEST AND OBTAIN INFORMATION

How to Contact Westcore Funds................................................
Purchasing Shares............................................................
Exchanging Shares............................................................
Redeeming Shares.............................................................
General Account Policies.....................................................
Additional Information on Telephone Service..................................

Distributions and Taxes......................................................
Management of the Funds......................................................

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

WESTCORE INTERNATIONAL EQUITY FUND

       The Westcore International Equity Fund is designed for investors seeking long-term growth of capital and who can tolerate the risks associated with investments in international common stocks.

WHAT IS THE INVESTMENT OBJECTIVE OF THE WESTCORE INTERNATIONAL EQUITY FUND?

       WESTCORE INTERNATIONAL EQUITY FUND seeks long-term growth of capital primarily through investments in international companies.

       Upon notice to shareholders, the Board of Trustees may change the Fund's investment objective without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE INTERNATIONAL EQUITY
FUND?

       WESTCORE INTERNATIONAL EQUITY FUND invests primarily in the common stock of international companies of all sizes. Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of foreign companies in at least five different developed countries. However, at times the Fund may invest in fewer than five developed countries or even a single developed country.

       The portfolio manager emphasizes those developed countries that appear strongest from a macro-economic view based on the investment adviser's analysis. Within each country, the manager performs intensive research to identify companies in businesses and economic sectors with attractive growth prospects. To identify attractive stocks for the Fund, the manager studies a company's business by analyzing its financial information, industry, markets and competitors, visiting their operations and/or interviewing management. Companies considered for the Fund generally have management teams that the investment adviser believes have the ability to execute their business plans and increase their market share within their country or internationally though innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks may be sold when conditions have changed and the company's prospects and/or valuations are no longer attractive.

       The Fund considers foreign companies to include those domiciled outside the United States, deriving at least half of their revenue from sales or production outside the United States, or with the principal trading market of their securities outside the United States. The Fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Emerging market countries are considered to be those countries not listed as developed countries above.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE INTERNATIONAL EQUITY FUND?

       As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, the Fund is

--------------------------------------------------------------------------------

subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Fund.

       Westcore International Equity Fund's exposure to foreign markets can regularly effect the Net Asset Value (NAV) and total return of the Fund due to fluctuations in exchange rates or changing political or economic conditions in a particular country (foreign risk). Emerging market securities are particularly subject to foreign risks. Therefore the value of this Fund may be more volatile than equity funds investing only in domestic companies.

       The Fund may use a variety of currency hedging techniques to manage exchange rate risk. The manager believes the use of these techniques will benefit the Fund, however the fund's performance could be worse if the manager's judgement proves incorrect.

       An investment in this Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

WESTCORE SMALL-CAP GROWTH FUND

       The Westcore Small-Cap Growth Fund is designed for investors seeking long-term growth of capital and who can tolerate the risks associated with investments in common stocks.

WHAT IS THE INVESTMENT OBJECTIVE OF THE WESTCORE SMALL-CAP GROWTH FUND?

       WESTCORE SMALL-CAP GROWTH FUND seeks long-term growth of capital primarily through investments in small companies with growth potential.

       Upon notice to shareholders, the Board of Trustees may change the Fund's investment objective without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE SMALL-CAP GROWTH FUND?

       WESTCORE SMALL-CAP GROWTH FUND invests primarily in the common stock of small companies which appear to have above average revenue and earnings growth potential. Small companies may benefit from factors such as new products and services and more entrepreneurial management. Small company stocks may have higher return/risk potential than larger company stocks.

       The portfolio manager of the Westcore Small-Cap Growth Fund performs intensive research to identify companies in businesses and economic sectors with attractive growth prospects. To identify attractive stocks for the Fund, the manager studies a company's business by analyzing its financial information, industry, markets and competitors, frequently visiting their operations and/or interviewing management. Companies considered for the Fund generally have management teams that the investment adviser believes have the ability to execute their business plans and increase their market share with innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks may be sold when conditions have changed and the company's prospects and/or valuations are no longer attractive.

       Under normal market conditions at least 65% of the value of this Fund's total assets is invested in companies with market capitalizations of $___ billion or less at the time of purchase.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE SMALL-CAP GROWTH FUND?

       As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Fund.

       Westcore Small-Cap Growth Fund is subject to the additional risk that the stocks of smaller and newer issuers can be more volatile due to lack of financial resources, product diversification and competitive

--------------------------------------------------------------------------------

strengths of larger companies. Therefore the value of this Fund may be more volatile.

       An investment in this Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

WESTCORE SELECT FUND

       The Westcore Select Fund is designed for investors seeking long-term growth of capital and who can tolerate the risks associated with investments in common stocks.

WHAT IS THE INVESTMENT OBJECTIVE OF THE WESTCORE SELECT FUND?

       WESTCORE SELECT FUND seeks long-term growth of capital primarily through investments in companies of any size selected for their growth potential.

       Upon notice to shareholders, the Board of Trustees may change the Fund's investment objective without the approval of shareholders.

WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE WESTCORE SELECT FUND?

       WESTCORE SELECT FUND invests in the common stock of companies of any size, with an emphasis on larger companies. The portfolio manager looks for companies in attractive industries with above average revenue and earnings growth opportunities. The Fund normally concentrates its investments in a core group of 25 to 35 common stocks.

       The portfolio manager of the Westcore Select Fund performs intensive research to identify companies in businesses and economic sectors with attractive growth prospects. To identify attractive stocks for the Fund, the manager studies a company's business by analyzing its financial information, industry, markets and competitors, frequently visiting their operations and/or interviewing management. Companies considered for the Fund generally have management teams that we believe have the ability to execute their business plans, increase their market share and become market leaders through innovative products or services, strong balance sheets and/or the access to money to finance their growth. Stocks are sold when conditions have changed and the company's prospects and/or valuations are no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WESTCORE SELECT FUND?

       As with any equity fund, the value of your investment will fluctuate over short, or even extended periods of time in response to overall movements in the stock market (market risk). In addition, the Fund is subject to the additional risk that the particular types of stocks held by the Fund will underperform other types of stocks and may decline in value (management risk). Therefore, you could lose money by investing in the Fund.

       Westcore Select Fund may from time to time be concentrated in fewer companies and/or industries than other Westcore portfolios. These companies and or industries may react similarly to certain negative market or industry conditions (concentration risk). Also the appreciation or depreciation of a single stock may have a greater impact on net asset value than if the Fund held a greater number of issuers. Therefore the value

--------------------------------------------------------------------------------

of this Fund may be more volatile than more diversified portfolios.

       An investment in this Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

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FEES AND EXPENSES OF THE FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

--------------------------------------------------------------------------------

                                        Westcore                   Westcore                  Westcore
                                     International                Small-Cap                   Select
                                          Fund                    Growth Fund                  Fund
-----------------------------------------------------------------------------------------------------------------
Shareholder Fees
(fees paid directly                       None                       None                      None
from your investment)

-----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------------------------

Management Fees                         1.20%(1)                   1.00%(1)                  0.65%(1)

-----------------------------------------------------------------------------------------------------------------
Distribution Fees                         None                       None                      None

-----------------------------------------------------------------------------------------------------------------

Other Expenses                          5.48%(2)                   4.77%(2)                  4.77%(2)

-----------------------------------------------------------------------------------------------------------------

Total Annual Fund                         6.68%                      5.77%                     5.42%
Operating Expenses

-----------------------------------------------------------------------------------------------------------------

Fee Waiver and                        (5.18)%(1)(2)              (4.47)%(1)(2)             (4.27)%(1)(2)
Expense Reimbursement

-----------------------------------------------------------------------------------------------------------------

Net Annual Fund                        1.50%(1)(2)                1.30%(1)(2)               1.15%(1)(2)
Operating Expenses

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) The Funds' Adviser has contractually agreed to waive a portion of the management fee for the International, Small-Cap Growth and Select Funds until at least May 31, 2000. As a result, the advisory fees will be 0.00%, 0.00% and 0.00% for each Fund respectively for that period. You will be notified if these waivers are discontinued after that date.

(2) The Funds' Administrators have contractually agreed to waive a portion of the administration fee and the Adviser has agreed to reimburse expenses for the International, Small-Cap Growth and Select Funds until at least May 31, 2000. As a result, Other Expenses will be no more than 1.50%, 1.30% and 1.15% for the Funds, respectively for that period. You will be notified if these waivers are discontinued after that date.

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS, AND THAT NET ANNUAL OPERATING EXPENSES SET FORTH ABOVE ARE INCURRED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                         -------------------------------------------------------------------------------
                                                                   Westcore
                                             Westcore              Small-Cap             Westcore
                                           International            Growth                Select
                                               Fund                  Fund                  Fund
                         -------------------------------------------------------------------------------
                           One Year            $153                  $132                  $117

                         -------------------------------------------------------------------------------

                           Three Years         $474                  $412                  $365

                         -------------------------------------------------------------------------------

                                      - 10 -

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TYPES OF INVESTMENT RISK

       The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks which may apply to the Funds. Risks associated with particular types of investments each Fund makes are described in this section and in the Statement of Additional Information referred to on the back page.

GENERAL RISKS OF INVESTING IN EACH OF THE FUNDS

LIQUIDITY RISK - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk applies, for example, to: variable and floating rate demand notes, variable amount demand securities and restricted securities which the Funds may purchase, short-term funding agreements which each Fund may purchase, and the futures contracts in which each Fund may engage. Illiquid securities also include repurchase agreements, securities loans and time deposits with notice/termination dates of greater than seven days, certain municipal leases and certain securities subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. Each Fund may invest up to 15% of its net assets at the time of purchase, in securities that are illiquid. A domestically traded security which is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

MANAGEMENT RISK - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       A strategy which the Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may underperform other securities and types of securities. There can be no assurance a Fund will achieve its investment objective. Certain policies of each Fund, which may not be changed without a shareholder vote, are described in the Statement of Additional Information.

MARKET RISK - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

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OTHER TYPES OF INVESTMENTS - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       This Prospectus describes each Fund's principal investment strategies, and the types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risk involved - are described in detail in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

PORTFOLIO TURNOVER RISKS - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       The Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. It may also result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's return. See "Financial Highlights" for the Funds' historical portfolio turnover rates.

Temporary Defensive Positions--WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND

Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Such investments include various short-term instruments. If any Fund takes temporary position at the wrong time, the position would have an adverse impact on that Fund's performance. The Funds reserve the right to invest all of their assets in temporary defensive positions.


ADDITIONAL RISKS WHICH APPLY TO INVESTMENTS IN CERTAIN OF THE FUNDS

DERIVATIVE RISK - WESTCORE INTERNATIONAL EQUITY FUND, AND THE WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND TO THE EXTENT EACH FUND INVESTS IN DERIVATIVES.

       The term derivative covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to or otherwise not react in tandem with interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms. Loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments which may be leveraged. A Fund may use derivatives to: increase yield; hedge against a decline in principal value; invest with greater efficiency and lower cost than is possible through direct investment; adjust the Fund's duration; or provide daily liquidity.

       Hedging is the use of one investment to offset the effects of another investment. To the extent that a derivative is used as a hedge against an opposite position that the Fund also holds, a loss generated by the

--------------------------------------------------------------------------------

derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedging also involves correlation risk - the risk that changes in the value of a hedging instrument may not match those of the asset being hedged.

       To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

FOREIGN SECURITIES RISKS - WESTCORE INTERNATIONAL EQUITY FUND, AND THE WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND TO THE EXTENT EACH FUND INVESTS IN FOREIGN SECURITIES.

       When a Fund invests in foreign securities, it will be subject to special risks not typically associated with domestic issuers resulting from less government regulation, less public information and less economic, political and social stability. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. A Fund which invests in foreign securities will also be subject to the diplomatic risk that an adverse change in the diplomatic relations between the U.S. and another country might reduce the value or liquidity of investments. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

       Foreign risks will normally be greatest when a Fund invests in issuers located in emerging markets. Securities issued in emerging market countries, in particular, may be more sensitive to certain economic changes and less liquid. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities receiving payment and also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to a Fund.

       Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

       Each of the Funds may invest in foreign currency denominated securities. A Fund which invests in foreign currency denominated securities will also be subject to the risk of negative foreign currency rate fluctuations. A change in the exchange rate between U.S. dollars and foreign currency may reduce the value of an investment made in a security denominated in that foreign currency. The International Equity Fund may hedge against foreign currency risk, and the other Funds may do so on unsettled trades, but none of the funds is required to do so.

--------------------------------------------------------------------------------

       Investments in foreign securities may be in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities. Up to 25% of the Small-Cap Growth and Select Funds' assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through ADRs.

SMALL CAP STOCK RISK - SMALL-CAP GROWTH FUND

       Smaller capitalization stocks involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements, for reasons including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Small companies in which the Funds may invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. In particular, investments in unseasoned companies present risks considerably greater than investments in more established companies.

YEAR 2000 RISKS - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

Like other investment companies and financial service providers, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue". The Year 2000 Issue arises because most computer systems were designed to only handle a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Administrators are taking steps to address the Year 2000 Issue with respect to the computer systems that they use and to obtain assurance that comparable steps are being taken by the Fund's other major service providers, none of whom are affiliated with the Adviser or Administrators. As of the date of this Prospectus, it is not anticipated that shareholders will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Issue. However, there can be no assurance that these steps will be successful, or that interaction with other non-complying computer systems will not adversely impact the Fund as a result of the Year 2000 Issue. In addition, the issuers of securities the Fund owns could have Year 2000 problems. For instance, the issuers' ability to make timely payments of dividends or interest and principal or to continue their operations or services may be impaired by the inadequate preparation of computer systems for the Year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally, which, in turn, could impact the Fund's performance. Also, it is possible that the normal operations of the Funds will in any event be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform services as a result of the Year 2000 problem.

--------------------------------------------------------------------------------

ADDITIONAL RISKS WHICH APPLY TO PARTICULAR TYPES OF INVESTMENTS

CONVERTIBLE SECURITIES - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       These Funds may invest in convertible securities, including bonds and preferred stocks, that may be converted into common stock at a specified price or conversion ratio. The Funds use the same research-intensive approach and valuation techniques for selecting convertible securities as are used for the selection of common stocks.

       The value of a convertible security is influenced by both interest rates and the value of the underlying common stock. Investments in convertible securities, including in particular those with lower ratings, involve the risk that the securities, when converted, may be worth less than the prestated price.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS - WESTCORE INTERNATIONAL EQUITY FUND, AND THE WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND TO THE EXTENT EACH FUND INVESTS IN FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

               These Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time. A Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under a forward currency exchange contract, the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Forward currency exchange transactions establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. These contracts generally have no deposit requirement and are traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to a Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

               Forward foreign currency exchange contracts allow a Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. It is thereby possible to focus on the opportunities presented by the security apart from the currency risk. Although these contracts are of short duration, generally between one and twelve months, they frequently are rolled over in a manner consistent with a more long-term currency decision. Although foreign currency hedging transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging

--------------------------------------------------------------------------------

strategy is highly uncertain.

               A Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

OTHER INVESTMENT COMPANIES - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       The Funds may invest their cash balances in other investment companies which invest in high quality, short-term debt securities. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

REITS - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       The Funds may invest in securities issued by equity and mortgage REITs, which are real estate investment trusts. Equity REITs invest directly in real property. Mortgage REITs invest in mortgages on real property.

       REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of these investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are also heavily dependent on cash flow, and are subject to the risk that borrowers may default.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. Repurchase agreements involve the risk that the seller will fail to repurchase the securities, as agreed. In that event, the Fund will bear the risk of possible loss because of adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

       Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty.

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U.S. GOVERNMENT OBLIGATIONS - WESTCORE INTERNATIONAL EQUITY FUND, WESTCORE SMALL-CAP GROWTH FUND AND WESTCORE SELECT FUND.

       The Funds invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Direct obligations of the U.S. government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

WESTCORE FUNDS SPECTRUM

       The spectrum below shows the Adviser's assessment of the potential risk of the Westcore Funds relative to one another. The spectrum is not indicative of the future volatility or performance of the Funds and should not be used to compare the Funds with other mutual funds or types of investments.

---------------------------------------------------------------------------

FUNDS          CONSERVATIVE           MODERATE                   AGGRESSIVE
---------------------------------------------------------------------------

Westcore International Equity Fund                         ____________

Westcore Small-Cap Growth Fund                       ____________

Westcore Select Fund                           ____________

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HOW TO INVEST AND OBTAIN INFORMATION

This section tells you how to purchase, exchange and redeem your shares. It also explains various services and features offered in connection with your account. You may open an account and purchase shares of the Westcore Funds by completing an Account Application and returning it to Westcore with your check made payable to Westcore/SSB. You may obtain an Account Application by calling 1-800-392-CORE
(2673).

HOW TO PURCHASE, EXCHANGE AND REDEEM

Please call Westcore Funds at 1-800-392-CORE (2673) if you have any questions or need any information. ALPS Mutual Funds Services, Inc. is the distributor for Westcore Funds and has its principal office at 370 Seventeenth Street, Suite 3100, Denver, CO 80202.

HOW TO CONTACT WESTCORE FUNDS

By Regular Mail, Express, Certified
         or Registered Mail:

                                      Westcore Funds
                                      370 17th Street, Suite 3100
                                      Denver, CO  80202

By Telephone:

                                      Westcore Investor Service Representative
                                      Weekdays 7 a.m. to 6 p.m. Mountain Time
                                      1-800-392-CORE (2673)

PURCHASING SHARES

By Mail                        IF YOU ARE OPENING A NEW ACCOUNT:

                                      Send a completed Account Application
                                      with a check or money order made out to
                                      Westcore Funds and mail to Westcore
                                      Funds at the address above. Please be
                                      sure to provide your Social Security or
                                      taxpayer identification number on the
                                      application. Westcore Funds are only
                                      available to U.S. citizens or residents.

                               IF YOU ARE ADDING TO AN EXISTING ACCOUNT:


                                      Complete the tear-off investment slip
                                      from your last statement and send it
                                      with your check or money order made out
                                      to Westcore Funds at the address above.

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                                      If you do not have an investment slip,
                                      please send a written request, following the instructions on pg. __, along with the check or money order made out to Westcore Funds.


                               IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                               FUND OFFERED BY THIS PROSPECTUS AND YOU WISH TO OPEN A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND OFFERED BY THIS PROSPECTUS:

                                      Send a written request, following the
                                      instructions on pg. __ and include a
                                      check or money order made out to
                                      Westcore Funds.

By Telephone                   IF YOU ARE ADDING TO AN EXISTING ACCOUNT:

                                      You can make purchases into Westcore
                                      Funds accounts by calling 1-800-392-CORE
                                      (2673) and speaking with a Westcore
                                      Investor Service Representative during
                                      normal business hours.

                               IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                               FUND OFFERED BY THIS PROSPECTUS AND YOU WISH TO OPEN A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND OFFERED BY THIS PROSPECTUS:

                                      You can open a new account, copying your existing Westcore Funds account registration and account options, by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor
                                      Service Representative during normal
                                      business hours.

By Automatic Investment Plan          Complete the Automatic Investment Plan
                                      Section of your new Account Application
                                      to have money automatically withdrawn
                                      from your bank account monthly,
                                      quarterly or annually (minimum is the
                                      equivalent of at least $50 per month).
                                      Mail the application to Westcore Funds
                                      at the address on pg. __.

                                      To add an Automatic Investment Plan to
                                      your existing account, please call us
                                      for the appropriate form.

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By Wire                        IF YOU ARE ADDING TO AN EXISTING ACCOUNT:

                                      You can make purchases into Westcore
                                      Funds accounts by a wire transaction.
                                      Please call 1-800-392-CORE (2673) and
                                      speak with a Westcore Investor Service
                                      Representative during normal business
                                      hours for wiring instructions.

                               IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                               FUND OFFERED IN THIS PROSPECTUS AND YOU WISH
                               TO OPEN A NEW ACCOUNT WITH IDENTICAL
                               REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER
                               FUND OFFERED BY THIS PROSPECTUS:

                                      You can open a new account copying your
                                      existing Westcore Funds account
                                      registration and account options by
                                      calling 1-800-392-CORE (2673) and
                                      receiving wiring instructions from a
                                      Westcore Investor Service Representative during normal business hours.

In Person                      IF YOU ARE OPENING A NEW ACCOUNT IN A FUND
                               OFFERED IN THIS PROSPECTUS OR ADDING TO AN
                               EXISTING ACCOUNT:

                                      A Westcore Investor Service
                                      Representative will be happy to assist
                                      you in person at 370 Seventeenth Street, Suite 3100, Denver, CO 80202 during normal business hours to open a new account or add to an existing account.

Please make checks payable to Westcore Funds in U.S. dollars and drawn on a bank located in the U.S. You may not purchase shares by cash, credit card, third party checks or checks drawn on foreign banks.

If a check does not clear your bank, the Funds reserve the right to cancel the purchase. If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase. If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. The Funds (or their agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. The Funds reserve the right to reject any order.

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EXCHANGING SHARES

You may exchange your Fund shares for shares of the other Funds offered in this Prospectus. Exchanges must meet the "Minimum Investments" described on pg. __. Exchanges between accounts will be accepted only if the registrations are identical. You should read the Prospectus for the Fund into which you are exchanging. Please remember an exchange represents the sale of shares from one fund and the purchase of shares of another fund, which may produce a taxable gain or loss in a non tax-deferred account. For further information on the exchange privilege, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

By Mail                        IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:

                                      Please send a written request, following the instructions on pg. __.

                               IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                               FUND OFFERED BY THIS PROSPECTUS AND YOU WISH TO EXCHANGE INTO A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND OFFERED BY THIS PROSPECTUS:

                                      Please send a written request, following the instructions on pg. __.

By Telephone                   IF YOU ARE EXCHANGING INTO AN EXISTING ACCOUNT:

                                      Your account will automatically have
                                      telephone privileges, unless you
                                      specifically decline this option on the
                                      application or in writing. You can make
                                      exchanges into Westcore Funds accounts
                                      by calling 1-800-392-CORE (2673) and
                                      speaking with a Westcore Investor
                                      Service Representative during normal
                                      business hours.


                               IF YOU ALREADY HAVE AN EXISTING ACCOUNT IN A
                               FUND OFFERED BY THIS PROSPECTUS AND YOU WISH TO EXCHANGE INTO A NEW ACCOUNT WITH IDENTICAL REGISTRATION AND ACCOUNT OPTIONS IN ANOTHER FUND OFFERED BY THIS PROSPECTUS:

                                      Your account will automatically have
                                      telephone privileges, unless you
                                      specifically decline this option on the
                                      application or in writing. You can
                                      exchange into a new account copying your existing Westcore Funds account registration and account options by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor
                                      Service Representative during normal
                                      business hours.

--------------------------------------------------------------------------------

Automatically                         Call 1-800-392-CORE (2673) to receive
                                      instructions for automatically exchanging shares between Funds on a monthly, quarterly or annual basis.

In Person                      IF YOU ARE EXCHANGING INTO A NEW ACCOUNT IN A
                               FUND OFFERED BY THIS PROSPECTUS OR AN EXISTING
                               ACCOUNT:

                                      A Westcore Investor Service
                                      Representative will be happy to assist
                                      you in person at 370 Seventeenth Street, Suite 3100, Denver, CO 80202 during normal business hours to process an exchange into a new account or between existing accounts.

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REDEEMING SHARES

You may redeem your Fund shares on any business day which the New York Stock Exchange is open. If you have any questions about how to redeem your shares, please call a Westcore Investor Service Representative at 1-800-392-CORE (2673).

Redemption proceeds generally will be sent by check to the shareholder(s) of record at the address of record within seven business days after receipt of a valid redemption request.

If you have authorized the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally on the next business day after receipt of a valid redemption request.

If you have authorized the electronic funds transfer service, your redemption proceeds will be transferred directly into your designated bank account normally on the second business day after receipt of a valid redemption request.

If the shares being redeemed were purchased by check, telephone or through the Automatic Investment Plan, Westcore may delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear.

By Mail Please send a written request, following the instructions on pg. __.

By Telephone                          Your account will automatically have
                                      telephone privileges, unless you
                                      specifically decline this option on the
                                      application or in writing. You can make
                                      redemptions from Westcore Funds accounts by calling 1-800-392-CORE (2673) and speaking with a Westcore Investor Service
                                      Representative during normal business
                                      hours.

By Systematic Withdrawal Plan         Complete the Systematic Withdrawal Plan
                                      Section of your new Account Application
                                      or call 1-800-392-CORE (2673) for the
                                      appropriate form to have money
                                      automatically sent to your bank account
                                      monthly, quarterly or annually in any
                                      multiple of $50.

                                      To add a Systematic Withdrawal Plan to
                                      your existing account, please call us for the appropriate form.

                                      Participation requires a minimum of
                                      $10,000 in a Fund in order to initiate
                                      this plan.  All dividends and
                                      distributions credited to your account
                                      must be reinvested.

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By Wire Call 1-800-392-CORE (2673) during normal business hours or write Westcore Funds, 370 Seventeenth Street, Suite 3100, Denver, CO 80202. You will need to include proper written instructions as described on pg. __. There is a $1,000 minimum per transaction made by wire.

In Person                             A Westcore Investor Service Representative
                                      will be happy to assist you in person at 370 Seventeenth Street, Suite 3100,
                                      Denver, CO 80202 during normal business
                                      hours to process a redemption order.
GENERAL ACCOUNT POLICIES

Westcore Funds may modify or terminate account policies, services and features, but subject to the Funds right to limit account activity or redeem involuntarily as described below, will not materially modify or terminate them without giving shareholders 60 days' written notice. The Funds reserve the right to modify the general account policies from time to time or to waive them in whole or in part for certain types of accounts.

Minimum Investments                            Amount

To open a new account                          $1,000
To open a new account with an
    automatic investment plan                       0
To add to any type of account                      50

Written Instructions

To process transactions in writing, your request should be sent to Westcore Funds, 370 17th Street, Suite 3100, Denver, Colorado 80202 and must include the following information:

-  the name of the Fund(s)
-  the account number(s)
-  the amount of money or number of shares
-  the name(s) on the account
- the signature(s) of all registered account owners (signature guaranteed, if applicable)
-  your daytime telephone number

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ADDITIONAL INFORMATION ON TELEPHONE SERVICE

Normal business hours to speak with a Westcore Investor Service Representative at 1-800-392-CORE (2673) are 7 a.m. - 6 p.m. Mountain Time, Monday through Friday.

You must authorize, on your account application or otherwise in writing, the ability to perform purchases and redemptions by electronic transfer from your bank account via the telephone service.

You may choose to initiate certain transactions by telephone. Although Westcore Funds has designed procedures to enhance security, including testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the address of record, shareholders may give up some level of security by choosing to purchase, exchange or redeem shares by telephone rather than by mail. Westcore Funds and their agents will not be responsible for any losses resulting from unauthorized telephone transactions when procedures are followed which are reasonably designed to confirm that the telephone transaction request is genuine. It may be difficult to reach the Funds by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described in this Prospectus.

The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

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Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized transfers. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

The guarantee must be an ink stamp or medallion that states "Signature(s) Guaranteed" and must be signed in the name of the guarantor by an authorized person with that person's title and the date. Westcore Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee a signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the U.S.

To protect your accounts from fraud, the following transactions will require a signature guarantee:
-  Transferring ownership of an account.
-  Redeeming more than $25,000 from your account.
-  Redeeming by check payable to someone other than the account owner(s).
-  Redeeming by check mailed to an address other than the address of record.
- Redemption check mailed to an address which has been changed within the last 30 days of the redemption request without a signature guarantee.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented on page __, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the notice, the shares held in the account will be redeemed and the proceeds will be sent by check to your address of record. We reserve the right to increase the investment minimums.

Limit On Account Activity

Because excessive account transactions can disrupt management of the Funds and increase the Funds' cost for all shareholders, Westcore reserves the right to refuse a share purchase and/or revoke an investors exchange privilege at any time.

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Involuntary Redemptions

We reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

Address Changes

To change the address on your account, call 1-800-392-CORE (2673) or send a written request signed by all account owners. Include the name of the Fund, the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 30 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call 1-800-392-CORE (2673).

Quarterly Shareholder Statements and Reports

Westcore Funds will send you a shareholder statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you by January 31 of each year and filed with the Internal Revenue Service.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Westcore Funds. Duplicate mailings of Fund materials to shareholders who reside at the same address may be eliminated.

Price of Fund Shares

All purchases, redemptions and exchanges will be processed at the net asset value ("NAV") next calculated after your request and payment, if required, are received by the transfer agent or certain authorized broker-dealers, other institutions or designated intermediaries in proper form. A Fund's NAV is determined by the Administrators as of the close of regular trading on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time), on each day that the NYSE is open. In order to receive a day's price, your order must be received by the transfer agent or certain authorized broker-dealers, other institutions or designated intermediaries by the close of regular trading on the NYSE on that day. If not, your request will be processed at the Fund's NAV at the close of regular trading on the next business day. To be in proper form, your order must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

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A Fund's NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund's investments are valued at market value or, when market quotations are not readily available, at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost, which generally equals market value.

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

Westcore has authorized certain broker-dealers and other institutions to accept on its behalf purchase and redemption orders made through a 'mutual fund supermarket'. Such authorized institutions may designate other intermediaries to accept purchase and redemption orders on behalf of Westcore.

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with Denver Investment Advisors, any qualified broker/dealer, any bank or any other institution (your "Service Organization"). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares and may require different minimum initial and subsequent investments than Westcore requires. Service Organizations may impose charges, restrictions, transaction procedures or cut off times different from those applicable to shareholders who invest in Westcore directly.

A Service Organization may receive fees from the Trust of Denver Investment Advisors for providing services to the Trust or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Trust or Denver Investment Advisors with respect to their customers' assets invested in the Trust. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. Westcore is not responsible for the failure of any Service Organization to carry out its obligations to its customers.

DISTRIBUTIONS AND TAXES

A Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date. Income dividends are declared and paid annually and capital gain dividends are generally declared and paid in December.

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a

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sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by writing or calling 1-800-392-CORE (2673).

TAXES

Federal Taxes

       Each year, the Funds distribute all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

       You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of capital. This is known as "buying into a dividend." It is generally not to your advantage to purchase shares just before a distribution.

       You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

       Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

       The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

       It is expected that the Westcore International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Westcore International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

       The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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State and Local Taxes

       Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal Securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Denver Investment Advisors LLP, with principal offices at 1225 17th Street, 26th Floor, Denver, Colorado 80202, serves as the investment adviser to the Funds. The Adviser was organized in 1994. It is owned by the principal officers and employees of its predecessor firm. As of May 31, 1999, it had approximately $10.5 billion in assets under active management, including $732 million for nine investment company portfolios.

Denver Investment Advisors provides a continuous investment program for the Funds, including investment research and management. The Adviser makes investment decisions for the Funds and places orders for all purchases and sales of the Funds' portfolio securities.

MANAGEMENT EXPENSES

The management fees are set forth below and are expressed as an annual percentage of a Fund's average daily net assets.

                                               Contractual Advisory Fees

Fee Schedule
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Westcore International Equity Fund*                        1.20 %

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Westcore Small-Cap Growth Fund*                            1.00 %

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Westcore Select Fund*                                      0.65 %

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* The International, Small-Cap Growth and Select Funds have operated for less than a full fiscal year. The fees stated represents the maximum contractual investment advisory fees.


INVESTMENT PERSONNEL

__________, _________ of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore International Equity Fund since its inception. _________ has been with Denver Investment Advisors for ___ years. __________ has ___ years experience in the management of __________.

__________, _________ of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore Small-Cap Growth Fund since its inception. __________ has been with Denver Investment Advisors for ___ years. __________ has ___ years experience in the management of __________.

__________, _________ of Denver Investment Advisors, has been primarily responsible for the day-to-day management of the Westcore Select Fund since its inception. __________ has been with Denver Investment Advisors for ___ years. __________ has ___ years experience in the management of ________.

CO-ADMINISTRATORS

ALPS Mutual Fund Services, Inc. and Denver Investment Advisors serve as co-administrators to the Funds and receive fees in such capacity. Pursuant to a separate agreement, ALPS has agreed to maintain the financial accounts and records of each Fund and to compute the net asset value and certain other financial information relating to each Fund.

The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.

TRANSFER AGENT

ALPS Mutual Funds Services, Inc.
370 Seventeenth Street, Suite 3100
Denver, CO 80202

provides the Funds with transfer agency services in return for compensation.

[BACK COVER]

WHERE TO FIND MORE INFORMATION

More Fund information is available to you upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes additional information about the Funds' investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

Investors can get free copies of the Funds' SAI. They may also request other information about the Funds, and make shareholder inquiries.

Write to:

               Westcore Funds
               370 17th Street
               Suite 3100
               Denver, CO  80202

By phone:

               1-800-392-CORE (2673)

E-mail:        http://www.westcore.com

Information about the Funds (including the Funds' SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

The Westcore Funds Investment Company Act File No. is 811-3373

                                 WESTCORE TRUST

                       Statement of Additional Information

                                       for

                           Westcore MIDCO Growth Fund
                             Westcore Blue Chip Fund
                         Westcore Growth and Income Fund
                       Westcore Small-Cap Opportunity Fund
                        Westcore Mid-Cap Opportunity Fund
                         Westcore Small-Cap Growth Fund
                              Westcore Select Fund
                       Westcore International Equity Fund
                          Westcore Long-Term Bond Fund
                      Westcore Intermediate-Term Bond Fund
                        Westcore Colorado Tax-Exempt Fund

                                 October 1, 1999

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
THE TRUST...................................................................
INVESTMENT OBJECTIVES AND POLICIES..........................................
NET ASSET VALUE.............................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................
DESCRIPTION OF SHARES.......................................................
ADDITIONAL INFORMATION CONCERNING TAXES.....................................
MANAGEMENT OF THE FUNDS.....................................................
CUSTODIAN AND TRANSFER AGENT................................................
EXPENSES....................................................................
AUDITORS AND FINANCIAL STATEMENTS...........................................
COUNSEL.....................................................................
ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS..........................
MISCELLANEOUS...............................................................
FINANCIAL STATEMENTS........................................................
APPENDIX A...............................................................A-1
APPENDIX B...............................................................B-1

     This Statement of Additional Information is meant to be read in conjunction with the Funds' Prospectuses dated October 1, 1999, as the same is revised from time to time, and is incorporated by reference in its entirety into the Prospectus for the particular Fund. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely based upon the information contained herein. Copies of the Funds' Prospectuses dated October 1, 1999, may be obtained by calling 1-800-392-CORE (2673) or by writing ALPS Mutual Funds Services, Inc. at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202. The Financial Statements and Independent Accountants Report thereon in this SAI are incorporated by reference from the Funds' Annual Report, which may be obtained by writing the address above or calling the toll-free number above. No other part of the Annual Report is incorporated herein by reference. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

                                    THE TRUST

     Westcore Trust (the "Trust") is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company. The Trust's predecessor was originally incorporated in Maryland on January 11, 1982. On January 1, 1996, the name of Westcore's "Equity Income Fund" was changed to "Growth and Income Fund." The name change reflected a change to a growth and income investment objective and changes to investment policies of the Fund.

     The Trust is authorized to issue separate classes of shares representing interests in separate investment portfolios. This Statement of Additional Information pertains to the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Small-Cap Opportunity Fund, Westcore Mid-Cap Opportunity Fund, Westcore Small-Cap Growth Fund, Westcore Select Fund, Westcore International Equity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund (each, a "Fund" and collectively, the "Funds"). The Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Mid-Cap Opportunity Fund, Westcore Small-Cap Opportunity Fund, Westcore Small-Cap Growth Fund, Westcore Select Fund and Westcore International Equity Fund are sometimes referred to as the "Westcore Equity Funds." The Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund are sometimes referred to as the "Westcore Bond Funds." For information concerning any investment portfolios offered by the Trust, contact ALPS Mutual Fund Services, Inc. ("ALPS") at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 or call 1-800-392-CORE (2673).

                       INVESTMENT OBJECTIVES AND POLICIES

     The Trust is an open-end, management investment company. The Funds (other than the Westcore Colorado Tax-Exempt Fund, which is non-diversified) are diversified portfolios of the Trust.

          The Prospectuses for the Funds describe the Funds' investment objectives. The following information supplements and should be read in conjunction with the description of the investment objective and principal strategies for each Fund in the Prospectuses.

PORTFOLIO TRANSACTIONS

          Denver Investment Advisors LLC ("Denver Investment Advisors" or the "Adviser") serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the "Advisory Agreement").

          Subject to the general supervision of the Trust's Board of Trustees and the provisions of the Trust's Advisory Agreement relating to the Funds, Denver Investment Advisors makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

          The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities, including options, that have maturities or expiration dates at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. During the fiscal years ended May 28, 1999, May 29, 1998 and May 30, 1997, the Funds paid the following amounts in brokerage commissions:

                           BROKERAGE COMMISSIONS PAID

                                                   YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                  MAY 28, 1999      MAY 29, 1998      MAY 30, 1997
                                                  ------------      ------------      ------------
   Westcore MIDCO Growth Fund                         $944,694          $793,591          $742,296
   Westcore Blue Chip Fund                              99,420            74,156            71,227
   Westcore Growth and Income Fund                      24,139            14,776            23,464
   Westcore Small-Cap Opportunity Fund                 288,092           113,825            83,927
   Westcore Mid-Cap Opportunity Fund                     6,468             N/A               N/A
                                                    ----------          --------          --------
   Aggregate Commissions                            $1,362,813          $996,348          $920,914
                                                    ----------          --------          --------
                                                    ----------          --------          --------


          For the same periods the Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund did not pay any brokerage commissions. During the fiscal years ended May 28, 1999, May 29, 1998 and May 30, 1997, no brokerage commissions were paid by any Funds to an affiliated broker of the Trust.

          There is generally no stated commission in the case of portfolio securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Denver Investment Advisors will normally deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution terms are available elsewhere or as described below. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

          The Advisory Agreement for the Funds provides that the Adviser will seek to obtain the best overall terms available in executing portfolio transactions and selecting brokers or dealers. In assessing the best overall terms available for any transaction, Denver Investment Advisors will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes Denver Investment Advisors to cause any of the Funds to pay a broker-dealer that furnishes brokerage and research services a higher commission than that charged by another broker-dealer for effecting the same transaction, provided that Denver Investment Advisors determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of that particular transaction or the overall responsibilities of Denver Investment Advisors to the Fund. Such brokerage and research services might consist of reports and statistics of specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

          Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the

Adviser. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          The Funds may from time to time purchase securities issued by the Trust's regular broker/dealers (as defined in Rule 10b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") or their parents. As of May 31, 1999, the Westcore Intermediate-Term Bond Fund held securities of the Trust's regular broker/dealers (or their parents) that derive more than 15% of their gross revenues from securities-related activities. As of that date, the Fund's aggregate holdings of securities of __________________ was $____________.

          Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, ALPS or an affiliated person (as the term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission (the "SEC"). However, Denver Investment Advisors is authorized in allocating purchase and sale orders for portfolio securities to broker/dealers and other financial institutions (including institutions that are affiliated with the Adviser or principal underwriter) to take into account the sale of Fund shares if Denver Investment Advisors believes that the quality of the transaction and the amount of the commission are comparable to those of other qualified brokerage firms. In addition, the Westcore Colorado Tax-Exempt Fund will not purchase securities during the existence of any underwriting group or related selling group of which ALPS, the Adviser, or any affiliated person of any of them, is a member, except to the extent permitted by the SEC. In certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

          Investment decisions for each Fund are made independently from those for the other Funds and investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts also may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the available securities will be allocated between the Fund and the other purchaser in a manner which Denver Investment Advisors believes to be equitable to both. In some instances, this may adversely affect the price paid or received by a Fund or the size of the position obtained by or disposed of by the Fund. To the extent permitted by law, Denver Investment Advisors may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

MOODY'S INVESTORS SERVICE, INC ("MOODY'S") AND STANDARD & POOR'S RATINGS GROUP ("S&P") RATINGS

          The ratings of ratings agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. Denver Investment Advisors will consider such an event in determining whether the Fund involved should continue to hold the obligation.

          The payment of principal and interest on most debt securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest and principal of its debt securities may be materially adversely affected by litigation or other conditions.

DEBT SECURITIES

          The Westcore Intermediate-Term Bond Fund and Westcore Long-Term Bond Fund invest at least 65% of their respective total assets in a broad range of debt securities during normal market conditions.

TAX-EXEMPT OBLIGATIONS (WESTCORE BOND FUNDS)

          Tax-Exempt Obligations include "general obligation" securities, "revenue" securities, private activity bonds and "moral obligation" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue securities are payable only from the revenues derived from a particular facility, the proceeds of a special excise tax or another specific revenue source such as the user of the facility being financed. Private activity bonds (E.G., bonds issued by industrial development authorities) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such bonds are included within the term "Tax-Exempt Obligations" only if the interest paid thereon is exempt from regular federal income tax and, for the Westcore Colorado Tax-Exempt Fund, not treated as a specific tax preference item under the federal alternative minimum tax. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Moral obligation securities are normally issued by special purpose public authorities. If the issuer is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

          Certain of the Tax-Exempt Obligations held by the Westcore Colorado Tax-Exempt Fund may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of the issuer's default. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

          Although the Westcore Colorado Tax-Exempt Fund will invest most of its assets, under normal circumstances, in intermediate-term Tax-Exempt Obligations, the Fund may also invest 25% or more of its net assets in industrial development bonds, short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. To the extent that the Fund's assets are concentrated in these types of Tax-Exempt Obligations and the Fund is non-diversified, it will be more susceptible to economic, political and legal developments than a diversified Fund with similar objectives whose assets are not so concentrated.

          Within the types of Tax-Exempt Obligations described above there are other categories, including municipal leases, which are often sold in the form of certificates of participation. These obligations are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain of these obligations present the risk that a municipality may not appropriate funds for the lease payments. Moreover, lease obligations may be limited by municipal charter or other provisions that do not permit acceleration of the lease obligation upon default. Because certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances, they are not as liquid or marketable as other types of Tax-Exempt Obligations and are generally valued at par or less than par in the open market.

          There are variations in the quality of Tax-Exempt Obligations both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

          Payment on Tax-Exempt Obligations relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations.

          In the event of a foreclosure, collection of proceeds may be delayed and may not be sufficient to pay the principal or accrued interest on the defaulted Tax-Exempt Obligations.

STAND-BY COMMITMENTS (WESTCORE COLORADO TAX-EXEMPT FUND)

          The Fund may acquire stand-by commitments with respect to Tax-Exempt Obligations held in its portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Tax-Exempt Obligations at a specified price. The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Tax-Exempt Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying instrument.

          The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Tax-Exempt Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Tax-Exempt Obligations, which would continue to be valued in accordance with the Fund's normal method of valuation. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value.

SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN COLORADO OBLIGATIONS (WESTCORE COLORADO TAX-EXEMPT FUND)

          The concentration of the Westcore Colorado Tax-Exempt Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

          The Fund believes the information summarized below describes some of the more significant developments relating to securities of (i) municipalities or other political subdivisions or instrumentalities of the State of Colorado (the "State") which rely, in whole or in part, on AD VALOREM real property taxes and other general funds of such municipalities or political subdivisions or (ii) the State. The sources of such information include the official publications of the State, as well as other publicly available documents. The Fund has not independently verified any of the information contained in such official publications and other publicly available documents, but is not aware of any facts which would render such information inaccurate.

          ECONOMIC FACTORS. Based on data published by the State of Colorado, Office of State Planning and Budgeting as presented in the COLORADO ECONOMIC PERSPECTIVE, STATE REVENUE AND ECONOMIC PROJECTIONS THROUGH FY 2003-04, dated June 20, 1999 and on similar data from earlier year reports (the "Economic Report"), nearly 54% of non-agricultural employment in Colorado in 1998 was concentrated in the retail and wholesale trade and service sectors, reflecting the importance of tourism to the State's economy and of Denver as a regional economic and transportation hub. The government and manufacturing sectors followed as the next largest employment sectors in the State, representing approximately 15.7% and 10.1%, respectively, of non-agricultural employment in the State in 1998. The Office of Planning and Budgeting projects similar concentrations for calendar years 1999 and 2000.

          According to the Economic Report, the Colorado unemployment rate rose slightly from 3.3% in 1997 to 3.8% in 1998. The unemployment rate is expected to remain at a low 3.3% during 1999. Total retail sales increased by 6.4% during calendar year 1998. Colorado continued to surpass the non-agricultural employment growth rate of the U.S., with a 3.6% rate of growth for Colorado in 1998, as compared with 2.5% for the nation as a whole. Employment growth is expected to remain healthy, although to slow slightly to 3.1% in the year 2000.

          Income rose 8.2% in Colorado during 1998, as compared with an increase of 5.8% for the nation as a whole.

          RESTRICTIONS OF APPROPRIATION AND REVENUES. The State Constitution requires that expenditures for any fiscal year not exceed revenues for such fiscal year. By statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve (the "Unappropriated Reserve"). The Unappropriated Reserve requirement for fiscal years 1991, 1992 and 1993 was set at 3% of total appropriations from the General Fund. For fiscal years 1994 and thereafter, the Unappropriated Reserve requirement is 4% of total appropriations from the General Fund. In addition to the Unappropriated Reserve, a constitutional amendment approved by Colorado voters in 1992 requires the State and each local government to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use (the "Emergency Reserve"). The minimum Emergency Reserve was set at 1% for 1993 and 2% for 1994 and is set at 3% for 1995 and later years. For fiscal year 1992 and thereafter, General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5% of Colorado personal income or (ii) 106% of the total General Fund appropriations for the previous fiscal year. This restriction does not apply to any General Fund appropriations which are required as a result of a new federal law, a final state or federal court order or moneys derived from the increase in the rate or amount of any tax or fee approved by a majority of the registered electors of the State voting at any general election. In addition, the statutory limit on the level of General Fund appropriations may be exceeded for a given fiscal year upon the declaration of a State fiscal emergency by the State General Assembly.

          According to the Economic Report, the fiscal year 1998-99 ending General Fund reserve will be $645.8 million, which is $457.6 million over the statutory four percent reserve requirement. The 1997-1998 fiscal year ending General Fund balance was $901.0 million, or $724.0 million over the statutory four percent reserve requirement. Based on the Economic Report estimates, the fiscal year 1999-00 ending General Fund reserve is expected to be approximately $454.7 million, or $255.1 million over the statutory reserve requirement.

          On November 3, 1992, voters in Colorado approved a constitutional amendment (the "Amendment") which, in general, became effective December 31, 1992, and restricts the ability of the State and local governments to increase revenues and impose taxes. The Amendment applies to the State and all local governments, including home rule entities ("Districts"). Enterprises, defined as government-owned businesses authorized to issue revenue bonds and receiving under 10% of annual revenue in grants from all Colorado state and local governments combined, are excluded from the provisions of the Amendment.

          The provisions of the Amendment are unclear and have required judicial interpretation. Among other provisions, the Amendment requires voter approval prior to tax increases, the imposition of a new tax, creation of debt, or mill levy or valuation for assessment ratio increases or a change of tax policy resulting in a net revenue gain. The Amendment also limits increases in government spending and property tax revenues to specified percentages. The Amendment requires that District property tax revenues yield no more than the prior year's revenues adjusted for inflation, voter approved changes, and (except with regard to school districts) local growth in property values according to a formula set forth in the Amendment. School districts are allowed to adjust property tax revenue levies for changes in student enrollment. Pursuant to the Amendment, local government spending is to be limited by the same formula as the limitation for property tax revenues. The Amendment limits increases in expenditures from the State General Fund and program revenues (cash funds) to the growth in inflation plus the percentage change in State population in the prior calendar year. The bases for initial spending and revenue limits were fiscal year 1992 spending and 1991 property taxes collected in 1992. The bases for spending and revenue limits for each subsequent fiscal years are the prior fiscal year's spending and property taxes collected in the prior calendar year. Debt service changes, reductions and voter-approved revenue changes are excluded from the calculation bases. The Amendment also prohibits new or increased real property taxes, new State real property taxes and local District income taxes.

          Litigation concerning several issues relating to the Amendment has been brought in the Colorado courts. The litigation deals with three principal issues: (i) whether Districts can increase mill levies to pay debt service on general obligation bonds without obtaining voter approval; (ii) whether a multi-year lease-purchase agreement subject to annual appropriation is an obligation which requires voter approval prior to execution of the agreement; and (iii) what constitutes an "enterprise" which is excluded from the provisions of the Amendment. In September 1994, the Colorado Supreme Court held that Districts can increase mill levies to pay debt service on voter approved general obligation bonds issued after the effective date of the Amendment; in June 1995, the Colorado Supreme Court validated mill levy increases to pay general obligation bonds issued prior to the Amendment provided that such bonds or bonds issued to refund such bonds were voter approved. In late 1994, the Colorado Court of Appeals held that multi-year lease-purchase agreements subject to annual appropriation do not require voter approval. The time to file an appeal in that case has expired. Recently, the Colorado Supreme Court ruled that Notes to be issued by the state the repayment of which must be approved by the voters under the Amendment. The Court distinguished these Notes from lease-purchase agreements. Finally, in May 1995, the Colorado Supreme Court ruled that entities with the power to levy taxes may not themselves be "enterprises" for purposes of the Amendment; however, the Court did not address the issue of how valid enterprises may be created. Many Colorado local governments interpret this decision to mean that a government with taxing power cannot be an enterprise but that a business activity (such as a utility) owned by such a government can be an enterprise. Additional litigation in the "enterprise" arena may be filed in the future to clarify these issues. The Colorado Supreme Court also has decided that voters can authorize a government to keep and spend all revenues received in excess of the spending limits. Other aspects of the spending limit are being litigated in district court actions.

          According to the Economic Report, for fiscal year 1997, general fund revenues (adjusted for cash funds that are exempt from the Amendment) were $5,348.0 million and program revenues (cash funds) were $2,087.2 million, for revenues totaling $7,435.2 million. During calendar year 1996, population and inflation grew at rates of 3.5% and 2.0%, respectively, for a combined total limit of 5.5%. Accordingly, under the Amendment, increases in State expenditures during the 1997-98 fiscal year could not exceed $6,872.0 million and the actual 1997-98 general fund and program revenues of $7,435.2 million were over the limit. In November, 1998, the voters defeated a proposition to permit the State to keep and spend a portion of the surplus, thus the excess of $563.2 million was refunded to Colorado taxpayers. The estimated limitation for fiscal year 1998-99 is 5.3% over the revenue limit for the 1998-99 fiscal year; accordingly, 1998-99 fiscal year revenues cannot exceed an estimate of $7,236.2 million. Fiscal year 1998-99 revenues are estimated to be $528.8 million over the limitation which means that there will likely be another refund.

          There is also a statutory restriction on the amount of annual increases in taxes that the various taxing jurisdictions in Colorado can levy without electoral approval. This restriction does not apply to taxes levied to pay general obligation debt.

          Because of the significant anticipated surpluses, many permanent tax reductions were passed by the General Assembly in early 1999 and signed into law by the Governor. In total, taxes were permanently reduced by $237.8 million in fiscal year 2000-01, the first full year of the majority of the tax cuts. The largest tax cut was a reduction in the income tax rate to 4.75%, effective January 1, 1999 (previously Colorado's income tax rate was 5.0%). Even given these tax cuts, the Office of State Planning and Budgeting expects Colorado to exceed its revenue limit by $686.3 million in fiscal year 1998-99 and expects the surplus to reach $1,035.6 million by fiscal year 2003-04.

          COLORADO STATE FINANCES. As the State experienced revenue shortfalls in the mid-1980s, it adopted various measures, including impoundment of funds by the Governor, reduction of appropriations by the General Assembly, a temporary increase in the sales tax, deferral of certain tax reductions and inter-fund borrowings. According to State of Colorado Audited Finance Reports, under generally accepted accounting principles, the State had unrestricted General Fund ending balances at June 20 of approximately $320.4 million in fiscal year 1994, $408.0 million for fiscal year 1995, $368.5 million for fiscal year 1996 and $514.1 million for fiscal year 1997, and $645.8 million for fiscal year 1998.

          For fiscal year 1997-98, the following tax categories generated the following percentages of the State's $5,401.2 million total revenues (accrual basis): individual income taxes represented 56% of gross fiscal year 1997-98 receipts; sales, use, and other excise taxes represented 30.0% of gross fiscal year 1997-98 receipts; and corporate income taxes represented 4.9% of gross fiscal year 1997-98 receipts. For fiscal year 1998-99, General Fund revenues of approximately $5,766.4 million and appropriations of approximately $5,850.3 million are projected. The percentages of General Fund revenue generated by type of tax for fiscal year 1999-00 are not expected to be significantly different from fiscal year 1998 percentages.

          DEBT. Under its constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions which are subject to annual renewal at the option of the State. In addition, the State is authorized to issue short-term revenue anticipation notes. Local government units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an AD VALOREM property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments. Colorado local governments can also finance public projects through leases which are subject to annual appropriation at the option of the local government. Local governments in Colorado also issue tax anticipation notes. The Amendment requires prior voter approval for the creation of any multiple fiscal year debt or other financial obligation whatsoever, except for refundings at a lower rate or obligations of an enterprise. The State has submitted to the voters of the State at the November 2, 1999 election a question of issuing $1,700,000,000 of revenue anticipation notes. The proceeds of the notes are to be used for highway purposes.

          Economic conditions in the State may have continuing effects on other governmental units within the State (including issuers of the Colorado obligations in the Fund), which, to varying degrees, have also experienced reduced revenues as a result of recessionary conditions and other factors.

U.S. GOVERNMENT OBLIGATIONS (ALL WESTCORE FUNDS)

          Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Examples of the types of U.S. Government obligations that may be held by a Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association ("Fannie Mae"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Freddie Mac, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

MONEY MARKET INSTRUMENTS (ALL WESTCORE FUNDS)

          Each Fund may invest from time to time in "money market instruments" such as bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including instruments issued or supported by the credit of U.S. or foreign banks. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Adviser deems the instrument to present minimal credit risks, these investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% and 25%, respectively, of each Fund's total assets at the time of purchase.

          Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Investments by a Fund in commercial paper and similar corporate obligations will consist of issues that are rated within the highest rating category by one or more Rating Agencies at the time of purchase and unrated paper determined by the Adviser at the time of purchase to be of comparable quality.

          Each Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. The Funds intend to invest only in funding agreements which have a put feature which may be exercised on seven days' notice.

          For the Westcore Colorado Tax-Exempt Fund, investments in money market instruments, together with investments in other instruments (such as U.S. Government obligations and repurchase agreements) that are subject to federal income tax, will not exceed 20% of the total assets of the Fund except when made for temporary defensive purposes. The Westcore Colorado Tax-Exempt Fund may also hold uninvested cash reserves which do not earn income pending investment, during temporary defensive periods or if, in the opinion of its Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested by the Westcore Colorado Tax-Exempt Fund.

VARIABLE AND FLOATING RATE INSTRUMENTS (WESTCORE BOND FUNDS)

          These Funds may purchase variable and floating rate demand instruments, including variable amount master demand notes, issued by corporations, industrial development authorities and governmental entities. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, if the obligation is subject to a demand feature, will monitor the issuer's financial ability to meet payment on demand.

          Variable and floating rate demand instruments acquired by a Fund may include participations in Tax-Exempt Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

          While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Funds, the Funds may, from time to time as specified in the instrument, demand payment in full of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss. Variable and floating rate instruments with no active secondary market will be included in the calculation of a Fund's illiquid assets. See "Restricted Securities."

REPURCHASE AGREEMENTS (ALL WESTCORE FUNDS)

          In a repurchase agreement, a Fund agrees to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

          A Fund will enter into repurchase agreements only with financial institutions deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller and the seller must maintain the value of the securities subject to the agreement and held by the Fund as collateral at 101% of the repurchase price.

          Although the securities subject to repurchase agreements may bear maturities exceeding 13 months, each Fund does not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days after notice by the Fund. If in the future a Fund were to enter into repurchase agreements with deemed maturities in excess of seven days, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 15% of the value of the Fund's net assets.

          The repurchase price under repurchase agreements entered into by a Fund generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian or in the Federal Reserve/Treasury book-entry system.

REVERSE REPURCHASE AGREEMENTS (ALL WESTCORE FUNDS)

          Each Fund may borrow for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price.

          When a Fund enters into a reverse repurchase agreement, it maintains in a separate custodial account cash, U.S. Government obligations or other liquid high-grade debt obligations that have a value at least equal to the repurchase price.

          Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. In addition, the value of portfolio securities a Fund sells may decline below the price it must pay when the transaction closes.

          As reverse repurchase agreements are deemed to be borrowings by the SEC, each Fund is required to maintain continuous asset coverage of 300%. Should the value of a Fund's assets decline below 300% of borrowings, a Fund may be required to sell portfolio securities within three days to reduce the Fund's debt and restore 300% asset coverage.

LOWER-RATED SECURITIES (WESTCORE EQUITY FUNDS)

          Investments in issuers of securities rated below investment grade (commonly known as "junk bonds") are considered to be more speculative than securities rated investment grade and higher. There are particular risks associated with these securities, including: (a) the relative youth and growth of the market; (b) their greater sensitivity to interest rate and economic changes, which could negatively affect their value and the ability of issuers to make principal and interest payments; (c) the relatively low trading market liquidity for the securities, which may adversely affect the price at which they could be sold; (d) a greater risk of default or price changes because of changes in the issuer's creditworthiness; and (e) the adverse impact that legislation restricting lower-rated securities may have on their market. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund's net asset value per share.

          In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. This may occur where there is no established secondary market for the security or the security is thinly traded. As a result, a Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may adversely affect the value and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market. Illiquid or restricted securities held by the Funds may involve special registration responsibilities, liabilities, costs and valuation difficulties.

          The ratings of Rating Agencies evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, the Adviser continuously monitors the issuers of lower-rated securities held in a Fund's portfolio for their ability to make required principal and interest payments. If a security undergoes a rating revision, the Fund involved may continue to hold the security if the Adviser decides this is appropriate.

SECURITIES LENDING (ALL WESTCORE FUNDS OTHER THAN THE COLORADO TAX-EXEMPT FUND, WESTCORE SMALL-CAP GROWTH FUND, WESTCORE SELECT FUND, AND WESTCORE INTERNATIONAL EQUITY FUND)

          Each of these Funds may lend its portfolio securities to institutional investors as a means of earning additional income. Such loans must be continuously secured by certain liquid, high-grade collateral equal at all times to at least the market value of the securities loaned. Securities loans will be made only to borrowers deemed by the Adviser to present minimal credit risks and when, in its judgment, the income to be earned from the loan justifies the possible risks.

          When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the collateral received from the borrower or from the investment of cash collateral in readily marketable, high-quality, short-term obligations. Cash collateral also may be invested in privately-placed interests in a trust or other entity, which may be affiliated, which invests solely in the instruments permitted for investment of cash collateral. Such investments are further described under the caption "Securities Issued by

Other Investment Companies; Other Entities Investing in Money Market Instruments." Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, these loans may be called at any time and will be called if a material event affecting the investment were to occur.

          Collateral for such securities loans may include cash, securities of the U.S. Government, its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which meets the investment standards of a Fund and whose securities are eligible for purchase under the objectives, policies and limitations of the Fund.

RESTRICTED SECURITIES (ALL WESTCORE FUNDS)

          No Fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Illiquid securities include repurchase agreements, securities loans and time deposits that are not terminable within seven days, certain municipal leases and certain securities that are not registered under the securities laws. Securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers under Rule 144A are subject to this limitation unless the Adviser under the supervision of the Board determines that a liquid trading market exists. However, there can be no assurance that a liquid market will exist for any security at a particular time.

          In addition, the purchase of such securities could have the effect of increasing the level of illiquidity of the Funds during periods that qualified institutional buyers become uninterested in purchasing these restricted securities.

          Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933, as amended, for resales of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

          The Adviser monitors the liquidity of restricted securities in each of the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Investment Adviser will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

RIGHTS OFFERINGS AND WARRANTS TO PURCHASE (ALL WESTCORE FUNDS)

          These Funds may participate in rights offerings and may purchase warrants. These instruments are privileges enabling the owners to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund involved could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the expiration of the rights and warrants. Also, the purchase of rights or warrants involves the risk that the effective price paid for them, when added to the subscription price of the related security, may exceed the value of the subscribed security's market price. This could occur when there is no movement in the level of the underlying security.

ASSET-BACKED SECURITIES (WESTCORE BOND FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          These Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. Asset-backed securities are issued by either governmental or non-governmental entities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Payment on asset-backed securities of private issues is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations and credit card receivables. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The Funds may also invest in other types of asset-backed securities that may be available in the future.

          The calculation of the average weighted maturity of asset-backed securities is based on estimates of average life.

          Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of both interest and principal on the securities are typically made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

          Asset-backed securities are considered an industry for industry concentration purposes.

          In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

MORTGAGE-RELATED SECURITIES (WESTCORE BOND FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          MORTGAGE BACKED SECURITIES GENERALLY. Mortgage backed securities held by the Bond Funds represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his lending institution are "passed-through" to an investor such as the Funds. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuers or poolers so that they can meet their obligations under the policies. Mortgage backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

          Interests in pools of mortgage backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage backed securities are described as "modified pass-through". These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

          The Funds may purchase mortgage-related securities that are secured by entities such as Government National Mortgage Association ("GNMA"), Fannie Mae, Freddie Mac, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities also include Fannie Mae guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae guaranteed Mortgage Pass-Through Certificates are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage-related securities include Freddie Mac Mortgage Participation Certificates (also known as "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac PCs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac PCs entitle the holder to timely payment of interest, which is guaranteed by the Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          UNDERLYING MORTGAGES. Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one to four family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Bond Funds may purchase pools of variable rate mortgages ("VRM"), growing equity mortgages ("GEM"), graduated payment mortgages ("GPM") and other types where the principal and interest payment procedures vary. VRM's are mortgages which reset the mortgage's interest rate periodically with changes in open market interest rates. To the extent that a Fund is actually invested in VRM's, its interest income will vary with changes in the applicable interest rate on pools of VRM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Funds' net asset value since the prices at which these securities are valued will reflect the payment procedures.

          All poolers apply standards for qualification to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, some mortgages included in pools are insured through private mortgage insurance companies.

          Each Fund may invest in multiple class pass-through securities, including CMOs and REMIC Certificates. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests, which in general are junior and more volatile than regular interests. The Funds do not intend to purchase residual interests. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

          Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that amount may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because mortgages underlying securities are prone to prepayment in periods of declining interest rates. For this and other reasons, a mortgage-related security's maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. The compounding effect from reinvestment of monthly payments received by the Funds will increase their respective yields to shareholders, compared to bonds that pay interest semi-annually.

          CMOs may involve additional risks other than those found in other types of mortgage-related obligations. During periods of rising interest rates, CMOs may lose their liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, which are unacceptable to the Fund based on the Fund's analysis of the market value of the security.

          As new types of mortgage-backed securities are developed and offered in the market, the Trust may consider making investments in such new types of securities.

OPTIONS (ALL WESTCORE FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          Each Fund, other than the Westcore Colorado Tax-Exempt Fund, may purchase put and call options and may write covered call and secured put options issued by the Options Clearing Corporation which are traded over-the-counter or are listed on a national securities exchange. Such options may relate to particular securities or to various stock or bond indexes, except that a Fund may not write covered call options on an index.

          A put option gives the buyer the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option. Writing a secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. A call option gives the buyer the right to buy the underlying security at the stated exercise price at any time prior to the expiration of the option. Writing a covered call option means that a Fund owns or has the right to acquire the underlying security, subject to call at the stated exercise price at all times during the option period. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the index. Options purchased by a Fund will not exceed 5% of its net assets and options written by a Fund will not exceed 25% of its net assets. All options will be listed on a national securities' exchange and issued by the Options Clearing Corporation.

          A Fund may also invest in index futures contracts and options on index futures contracts for hedging purposes. A Fund may not purchase options or purchase or sell futures contracts or options on futures contracts unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of its total assets. Purchasing options is a specialized investment technique that may entail the risk of a complete loss of the amounts paid as premiums to the writer of the option.

          In order to close out call or put option positions, the Fund will be required to enter into a "closing purchase transaction" -- the purchase of a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, a Fund will effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or a Fund delivers the underlying security upon exercise.

          By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit. In addition, a Fund is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. If a Fund writes a secured put option, it assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. If the Adviser is incorrect in its forecast for the underlying security or other factors when writing options, a Fund would be in a worse position than it would have been had the options not been written.

          In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

          When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

          There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets which could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("National Securities Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a National Securities Exchange on opening transactions, closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a National Securities Exchange; the facilities of a National Securities Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more National Securities Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that National Securities Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that National Securities Exchange would continue to be exercisable in accordance with their terms. A Fund will likely be unable to control losses by closing its position where a liquid secondary market does not exist. Moreover, regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than their underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.

          A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

FUTURES AND RELATED OPTIONS (ALL WESTCORE FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          These Funds may invest to limited extent in futures contracts and options on futures contracts in order to reduce their exposure to movements of security prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a contract or securities index. Each Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade.

          In accordance with regulations of the Commodity Futures Trading Commission, a Fund's commodities transactions must constitute bona fide hedging or other permissible transactions. In addition, a Fund may not engage in commodities transactions if the sum of the amount of initial margin deposits and premiums paid for related options, other than for bona fide hedging transactions, would exceed 5% of its assets (after certain adjustments). In connection with a position in a futures contract or related option, a Fund will create a segregated account of liquid high-grade assets or will otherwise cover its position in accordance with SEC requirements.

          Options trading and futures transactions are highly specialized activities and carry greater than ordinary investment risks. The primary risks associated with the use of futures contracts are: (1) options and futures may fail as hedging techniques when the price movements of the securities underlying them do not follow the price movements of the portfolio securities subject to the hedge; (2) a Fund will likely be unable to control losses by closing its position in these investments where a liquid secondary market does not exist;
(3) losses from investing in futures transactions because of unanticipated market movements are potentially unlimited; and (4) gains and losses on investments in options and futures depend on the Adviser's ability to correctly predict the direction of securities prices, interest rates and other economic factors.

          For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

FOREIGN SECURITIES (ALL WESTCORE FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          Each Fund may invest in foreign securities. There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. Foreign investments may involve further risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Moreover, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

          Investments in foreign securities may be in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company, and EDRs are receipts issued by a European financial institution evidencing ownership of the underlying foreign securities. Up to 25% of the MIDCO Growth, Growth and Income, Blue Chip Mid-Cap Opportunity, Small-Cap Growth, Select and International Equity Funds' assets may be invested in securities issued by foreign companies, either directly (if the company is listed on a U.S. exchange) or indirectly through ADRs.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS (ALL WESTCORE FUNDS, OTHER THAN THE WESTCORE COLORADO TAX-EXEMPT FUND)

          These Funds may buy and sell securities and receive amounts denominated in currencies other than the U.S. dollar, and may enter into currency exchange transactions from time to time. A Fund will purchase foreign currencies on a "spot" or cash basis at the prevailing rate in the foreign currency exchange market or enter into forward foreign currency exchange contracts. Under a forward currency exchange contract, the Fund would agree with a financial institution to purchase or sell a stated amount of a foreign currency at a specified price, with delivery to take place at a specified date in the future. Forward currency exchange TRANSACTIONS establish an exchange rate at a future date and are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. These contracts generally have no deposit requirement and are traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. In addition, because there is a risk of loss to a Fund if the other party does not complete the transaction, these contracts will be entered into only with parties approved by the Fund's Board of Trustees.

          Forward foreign currency exchange contracts allow a Fund to hedge the currency risk of portfolio securities denominated in a foreign currency. This technique permits the assessment of the merits of a security to be considered separately from the currency risk. It is thereby possible to focus on the opportunities presented by the security apart from the currency risk. Although these contracts are of short duration, generally between one and twelve months, they frequently are rolled over in a manner consistent with a more long-term currency decision. Although foreign currency hedging transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

          A Fund may maintain "short" positions in forward foreign currency exchange transactions whereby the Fund would agree to exchange currency that it currently did not own for another currency at a future date and at a specified price. This would be done in anticipation of a decline in the value of the currency sold short relative to the other currency and not for speculative purposes. In order to ensure that the short position is not used to achieve leverage with respect to a Fund's investments, the Fund would establish with its custodian a segregated account consisting of cash or certain liquid high-grade debt securities equal in value to the market value of the currency involved.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (ALL WESTCORE FUNDS)

          Each Fund may purchase or sell securities on a "when-issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. These transactions permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. The Fund would bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery occurs. Because a Fund is required to hold and maintain in a segregated account until the settlement date cash, U.S. Government securities or liquid assets, in an amount sufficient to meet the purchase price, the Fund's liquidity and ability to manage its portfolio might be affected during periods in which its commitments exceed 25% of the value of its assets. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes.

          When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, its custodian will set aside cash or certain liquid high-grade debt obligations equal to the amount of the purchase or the commitment in a separate account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and in the event of a decline, the Fund will be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

          The Funds will enter into these transactions only with the intention of completing them and actually purchasing or selling the securities involved. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

          When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of the other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying a when-issued or forward commitment transaction, and any subsequent fluctuations in their value, are taken into account when determining a Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES; OTHER ENTITIES INVESTING IN MONEY MARKET INSTRUMENTS (ALL WESTCORE FUNDS)

          Securities issued by other investment companies may be acquired by the Funds within the limits prescribed by the 1940 Act. The Funds also may invest in privately-placed interests in a trust or other entity, which may be affiliated, which invests solely in high quality, short-term, U.S. dollar denominated money market instruments of U.S. and foreign issuers. The Westcore Colorado Tax-Exempt Fund may only invest in investment companies which invest in high-quality, short-term taxable instruments or tax-exempt instruments and which determine their net asset value per share on the amortized cost or penny-rounding method. When a Fund invests in another investment company or in another type of entity as described above, it pays its pro rata portion of the advisory and other expenses of that company as a shareholder of that company. These expenses would be in addition to the Fund's own expenses.

DERIVATIVE INSTRUMENTS (ALL WESTCORE FUNDS)

          Each Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include, but are not limited to, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities and various floating rate instruments, including inverse floaters).

          Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more rapidly than the assets, rates or indices on which it is based; liquidity risk that a Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based or may be difficult to determine because of a lack of reliable objective information and an established secondary market; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Many of these instruments are proprietary products that have been recently developed by investment banking firms, and it is uncertain how they will perform under different economic and interest rate scenarios.

TEMPORARY DEFENSIVE POSITION

          The Westcore Equity and Bond Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions as follows:

          The Westcore Equity Funds may invest in short-term instruments such as U.S. government obligations, money market instruments, repurchase agreements and securities issued by other investment companies (within the limits prescribed by the 1940 Act) and dollar denominated debt obligations of foreign issuers including foreign corporations and governments and Tax-Exempt Obligations. In addition, each Fund may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis. Each Fund may hold uninvested cash reserves (which would not earn income) pending investment, to meet anticipated redemption requests or during temporary defensive periods.

          The Westcore Bond Funds may invest without limitation in various short-term investments. The Funds also may borrow money from banks and may enter into reverse repurchase agreements for temporary purposes on a limited basis.

          The Westcore Colorado Tax-Exempt Fund may invest in short-term taxable money market instruments, securities issued by other investment companies that invest in taxable or tax-exempt money market instruments and U.S. government obligations.

EQUITY AND EQUITY-RELATED SECURITIES IN INTERMEDIATE AND LONG-TERM BOND FUNDS

          The Westcore Long-Term Bond and Intermediate Term Bond Funds may invest in obligations convertible into common stock and may acquire common stocks, warrants or other rights to buy shares only if they are attached to a fixed-income obligation. Common stock received through the conversion of convertible debt obligations will normally be sold in an orderly manner as soon as possible.

REAL ESTATE INVESTMENT TRUSTS (REITS) (ALL WESTCORE FUNDS OTHER THAN WESTCORE COLORADO TAX-EXEMPT FUND)

          The Funds other than the Westcore Colorado Tax-Exempt Fund may invest in REITs, as further described in the Prospectuses.

INVESTMENT LIMITATIONS

          A Fund may not change the following investment limitations without the approval of a majority of the holders of the Fund's outstanding shares (as defined under "Miscellaneous" below).

          No Fund may:

          1. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          2. Purchase securities of companies for the purpose of exercising control.

          3. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

          4. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Fund might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

          5. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, futures contracts and options on futures contracts. (This exception does not apply to the Westcore Colorado Tax-Exempt Fund.)

          6. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this Statement of Additional Information or the Prospectus are not deemed to be pledged for purposes of this limitation.


          None of the Westcore Equity or Westcore Bond Funds may:

          1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

          2. Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to each Fund's transactions in futures contracts and related options, and
(b) each Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities, and may enter into futures contracts and related options.

          5. Purchase any securities that would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
(b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.


               For purposes of limitation No. 2 above, "total assets" includes the value of the collateral for the securities loans.

          The Westcore Colorado Tax-Exempt Fund may not:

          1. Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during periods of unusual market conditions. For purposes of this investment limitation, securities the interest on which is treated as a specific tax preference item under the federal alternative minimum tax are considered taxable.

          2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.

          3. Purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or political subdivisions. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, such nongovernmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

          4. Purchase any securities, except securities issued (as defined in the preceding investment limitation) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

          5. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          6. Purchase or sell commodity contracts (including futures contracts) or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

          If a percentage limitation or other statistical requirement is met at the time a Fund makes an investment, a later change in the percentage because of a change in the value of the Fund's portfolio securities generally will not constitute a violation.

                                 NET ASSET VALUE

          The net asset value per share of each Fund is calculated as set forth in the Prospectuses and is calculated separately from the net asset value of the other Funds. For purposes of such calculation, "assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Each Fund is charged with the direct liabilities and expenses of that Fund and with a share of the general liabilities and expenses of the Trust. Allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be made in accordance with generally accepted accounting principles. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

          Securities that are traded on a recognized stock exchange are valued at the last sale price occurring prior to the close of regular trading on the New York Stock Exchange (currently 4:00 Eastern Time). Securities for which there were no transactions are valued at the mean of the bid and asked prices.

          Securities that are traded on the NASDAQ National Market and the over-the-counter market, where last sales prices are available are valued at the last sales price. If no last sale price is available, then the securities are valued at the mean of the bid and asked prices.

          Foreign securities that are traded on a foreign stock exchange are valued at the official closing price on the principal exchange. Instances where the official closing price is not available, the foreign securities are valued at the last sale price occurring prior to the valuation time determined by a portfolio pricing service approved by the Board of Trustees to value such types of securities.

          Long-term instruments, including corporate, government and mortgage-backed securities, having a remaining maturity of greater than 60 days are valued at the evaluated mean between the bid and ask prices as determined on the valuation date by a portfolio pricing service approved by the Board of Trustees to value such types of securities.

          Municipal securities are valued at the evaluated bid price as determined on the valuation date by a portfolio pricing service approved by the Board of Trustees to value such types of securities.

          Restricted securities, securities for which market quotations are not readily available from the portfolio pricing service, and other assets are valued at fair value by the Co-Administrators under the supervision of the Board of Trustees. In computing net asset value, the Co-Administrators will "mark to market" the current value of a Fund's open futures contracts and options. Securities have a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

          The Funds are subject to valuation risk. That is the risk that a Fund has valued certain securities at a higher or lower price than the Fund can sell them.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Funds are sold on a continuous basis by ALPS.

          Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

          Each Fund may redeem shares involuntarily if it appears appropriate to do so in light of its responsibilities under the 1940 Act or to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time.

          The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

          A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act.

Shareholders who receive a redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

RETIREMENT PLANS - WESTCORE MIDCO GROWTH FUND, WESTCORE BLUE CHIP FUND, WESTCORE GROWTH AND INCOME FUND, WESTCORE SMALL-CAP OPPORTUNITY FUND, WESTCORE MID-CAP OPPORTUNITY FUND, WESTCORE LONG-TERM BOND FUND, WESTCORE INTERMEDIATE-TERM BOND FUND AND WESTCORE COLORADO TAX-EXEMPT FUND

          INDIVIDUAL RETIREMENT ACCOUNTS. The Trust has available a plan (the "Traditional IRA") for use by individuals with compensation for services rendered (including earned income from self-employment) who wish to use shares of the Funds as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 1/2 before the end of the taxabLe year may only contribute to a Traditional IRA for his or her nonworking spouse under age 70 1/2. Distribution of an individual's Traditional IRA assets (and earnings thereon) before the individual attains age 59 1/2 will (with certain exceptions) result in an additional 10% tax on the amount included in the individual's gross income. Earnings on amounts contributed to the Traditional IRA are not subject to federal income tax until distributed.

          The Trust also has available a Roth Individual Retirement Account (the "Roth IRA") for retirement saving for use by individuals with compensation for services rendered. A single individual with adjusted gross income of up to $110,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $160,000), and contributions may be made even after the Roth IRA owner has attained age 70 1/2, as long as the account owner has earned income. Contributions to a Roth IRA are not deductible. Earnings on amounts contributed to a Roth IRA, however, are not subject to federal income tax when distributed if the distribution is a "qualified distribution" (the Roth IRA has been held for at least five years beginning with the first tax year for which a contribution was made to the Roth IRA and the distribution is due to the account owner's attainment of age 59 1/2, disability or death, or for qualified first-time homebuyer expenses). A non-qualified distribution of an individual's Roth IRA assets (and the earnings thereon) will (with certain exceptions) result in an additional 10% tax on the amount included in the individual's gross income.

          The Trust permits certain employers (including self-employed individuals) to make contributions to employees' Traditional IRAs if the employer establishes a Simplified Employee Pension ("SEP") plan and/or a Salary Reduction SEP ("SARSEP"). Although SARSEPs may not be established after 1996, employers may continue to make contributions to SARSEPs established before January 1, 1997, under the pre-1997 federal tax law. A SEP permits an employer to make discretionary contributions to all of its employees' Traditional IRAs (employees who have not met certain eligibility criteria may be excluded) equal to a uniform percentage of each employees' compensation (subject to certain limits). If an employer (including a self-employed individual) established a SARSEP before January 1, 1997, employees may defer a percentage of their compensation -- pre-tax -- to Traditional IRAs (subject to certain limits). The Code provides certain tax benefits for contributions by an employer, pursuant to a SEP and/or SARSEP, to an employee's Traditional IRA. For example, contributions to an employee's Traditional IRA pursuant to a SEP and/or SARSEP are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

          The Trust also has available a plan (the "Education IRA") for use by individuals who wish to use shares of the Funds as a funding medium to save for a child's qualified higher-education expenses. An Education IRA is actually an educational savings account and not a retirement account. An individual who meets certain income limitations may make nondeductible contributions to an Education IRA on behalf of any child who is under age 18. However, the aggregate of all contributions to all Education IRAs for each child is limited to $500 per year. Contributions to the Education IRA grow tax-free. Withdrawals are not subject to federal income tax if used for qualified higher-education expenses such as room, board and tuition, and if the child's qualified higher-education expenses for the year are at least as great as the amount of the withdrawals for that year. Distribution of the earnings in the Education IRA which are not used for qualified higher-education expenses will (with certain exceptions) result in an additional 10% tax on the amount includible in gross income. Any balance remaining in the Education IRA when the child attains age 30 must generally be distributed to the child and will be includible in the child's gross income.

          SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS. The Trust also has available a simplified tax-favored retirement plan for employees of small employers (a "SIMPLE IRA Plan"). If an employer establishes a SIMPLE IRA Plan, contributions under the Plan are made to eligible employees' SIMPLE individual retirement accounts ("SIMPLE IRAs"). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee's SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee's salary reduction contributions, up to a limit of 3 percent of the employee's compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2 percent of each employee's compensation. As with contributions to an employee's IRA pursuant to a SEP and/or SARSEP, the Code provides tax benefits for contributions by an employer, pursuant to a SIMPLE IRA Plan, to an employee's SIMPLE IRA. For example, contributions to an employee's SIMPLE IRA are deductible (subject to certain limits) and the contributions and earnings thereon are not taxed until distributed.

          In the SIMPLE IRA Plan and the Traditional, Roth and Education IRAs, distributions of net investment income and capital gains will be automatically reinvested.

          The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Education IRA or the Traditional or Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting an Investor Service Representative at 1-800-392-CORE (2673). The complete Plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Trust recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

                              DESCRIPTION OF SHARES

          The Trust is a Massachusetts business trust. Under the Trust's Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Amended and Restated Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of twenty-four classes of shares, each class representing interests in a separate investment portfolio. The Trustees may similarly classify or reclassify any particular class of shares into one or more series. Currently, there are eight classes of shares being offered.

          Each share of the Trust has no par value, represents an equal proportionate interest in a Fund, and is entitled to such dividends and distributions of the income earned on the Fund's assets as are declared at the discretion of the Trustees. Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus of a particular Fund, a Fund's shares will be fully paid and nonassessable by the Trust. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund they hold.

          Shareholders of the Funds will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

          There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders meeting for the election of trustees. Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares (irrespective of class) may elect all of the trustees. The Amended and Restated Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Furthermore, under the 1940 Act, the Board of Trustees is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee or trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold. Except as set forth above, the Trustees shall continue to hold office and may appoint successor trustees.

          The Amended and Restated Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

          For the Colorado Tax-Exempt Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

          An investment in a Colorado Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Colorado Tax-Exempt Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Colorado Tax-Exempt Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial use" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

          In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

         The names of the trustees and officers of the Trust, their ages, addresses, principal occupations during the past five years and other affiliations are set forth below:

                                                                 Principal Occupations
                                         Position with           During Past 5 Years and
Name, Age and Address                    the Trust               Other Affiliations
---------------------                    ---------               ------------------
JACK D. HENDERSON, 72(1)                 Chairman, Trustee       Attorney, Jack D. Henderson, Self-Employed
1600 Broadway                                                    Attorney-at-Law since 1995; prior thereto partner of
Suite 1410                                                       the law firm of Clanahan, Tanner, Downing &
Denver, Colorado  80202                                          Knowlton, P.C., Denver, Colorado from April 1989
                                                                 through October 1995; Trustee of Pacifica Funds
                                                                 Trust through August 1996; Trustee, Pacific American
                                                                 Fund through September 1994.

McNEIL S. FISKE, 66                      Trustee                 Chairman of the Board, MacCourt Products; Director,
P.O. Box 6154                                                    Scientific Software Corporation through December 31,
Littleton, Colorado 80121                                        1994.

JAMES B. O'BOYLE, 71                     Trustee                 Business Consultant; Trustee of Pacific American
6115 West Mansfield                                              Fund through September 1994.
  Avenue, #239
Denver, Colorado 80235

ROBERT L. STAMP, 67                      Trustee                 Prior to April 1995, Vice President of Finance,
6855 So. Depew Street                                            Treasurer and Assistant Secretary, The Gates
Littleton, Colorado 80123                                        Corporation; Vice President, The Gates Rubber
                                                                 Company;  Trustee of Pacific American Fund through
                                                                 September 1994.

LYMAN E. SEELY, 81                       Trustee                 Director of OECO since May 1983; Director of McCall
14795 Northeast                                                  Oil and Chemical Co. since 1983; Director of Great
Lawnview Circle                                                  Western Chemical Co. since 1983.
Aurora, Oregon 97002


                                       38

KENNETH V. PENLAND, 57                   President               Chairman and Chief Executive Officer, Denver
Denver Investment                                                Investment Advisors LLC (and its predecessor) since
  Advisors LLC                                                   March 1983; Chairman, Blue Chip Value Fund.
1225 17th Street-26th Fl.
Denver, Colorado  80202

JASPER R. FRONTZ, 30                     Treasurer               Treasurer, Blue Chip Value Fund, Inc. since November
Denver Investment                                                1997; Director of Mutual Fund Administration, Denver
  Advisors LLC                                                   Investment Advisors LLC since June 1997; Fund
1225 17th Street-26th Fl.                                        Controller, ALPS Mutual Funds Services, Inc. from
Denver, Colorado 80202                                           September 1995 through June 1997; Senior Accountant,
                                                                 Deloitte & Touche LLP from September 1991 through
                                                                 August 1995.

LISA A. BRUCKERT, 26                     Assistant Treasurer     Fund Controller, ALPS Mutual Fund Services, Inc.
ALPS Mutual Funds                                                since December 1998; Secretary, Stonebridge Funds
  Services, Inc.                                                 Trust, since February, 1999; Senior Associate,
370 17th Street                                                  PricewaterhouseCoopers LLP from October 1994 to
Suite 3100                                                       November 1998.
Denver, Colorado  80202

W. BRUCE McCONNEL, III, 56               Secretary               Partner of the law firm of Drinker Biddle & Reath
Drinker Biddle & Reath LLP                                       LLP, Philadelphia, Pennsylvania.
1345 Chestnut Street
Philadelphia, Pennsylvania
19107-3496

---------
(1) Mr. Henderson is considered to be an "interested person" of the Trust as defined in the 1940 Act.

                                -----------------

          The trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

          Each trustee receives an annual fee of $12,000 plus $500 for each Board and Board Committee meeting attended and reimbursement of expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $4,000 per annum for services in such capacity. The following chart provides certain information about the trustee fees paid by the Trust for the fiscal year ended May 28, 1999:

-------------------------------------------------------------------------------------------------
                                                    PENSION OR
                                                    RETIREMENT BENEFITS         AGGREGATE
                              AGGREGATE             ACCRUED AS PART OF    COMPENSATION FROM THE
NAME OF PERSON/ POSITION      COMPENSATION FROM     FUND EXPENSES             FUND COMPLEX*
                              THE TRUST
-------------------------------------------------------------------------------------------------
JACK D. HENDERSON, Chairman   $18,500               $0                    $18,500
-------------------------------------------------------------------------------------------------
McNEIL S. FISKE, Trustee      $14,000**             $0                    $14,500
-------------------------------------------------------------------------------------------------
JAMES B. O'BOYLE, Trustee     $14,500               $0                    $14,500
-------------------------------------------------------------------------------------------------
ROBERT L. STAMP, Trustee      $14,500**             $0                    $14,500
-------------------------------------------------------------------------------------------------
LYMAN E. SEELY, Trustee       $14,500               $0                    $14,500
-------------------------------------------------------------------------------------------------

* Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently eleven Westcore Funds in the Fund Complex.

** All of this amount has been deferred at the election of Messrs. Fiske and Stamp. The total amount of deferred compensation (including interest) accrued for Mr. Fiske and Mr. Stamp during the fiscal year ended May 28, 1999 is $32,644 and $17,864.

          Each trustee is entitled to participate in the Trust's Deferred Compensation Plan (the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of Trust shares and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will not obligate the Trust to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trust may invest in underlying securities without shareholder approval.

          Denver Investment Advisors, of which Mr. Penland, President of the Trust, is a member, and Mr. Frontz, Treasurer of the Trust, is Director of Mutual Fund Administration, receives compensation as Adviser and co-administrator. ALPS Mutual Funds Services, Inc., of which Ms. Bruckert is an employee, receives compensation as co-administrator, bookkeeping and pricing agent , and shareholder telephone servicing agent to the Trust and serves as distributor to the Trust.

          Drinker Biddle & Reath LLP, of which Mr. McConnel, Secretary of the Trust, is a partner, receives legal fees as counsel to the Trust. The trustees and officers of the Trust, as a group, owned ____% of the outstanding shares of the Westcore Mid-Cap Opportunity Fund and ____% of the outstanding shares of the Westcore Colorado Tax-Exempt Fund as of ____ 1999. The trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Westcore MIDCO Growth Fund, Westcore Growth and Income Fund, Westcore Blue Chip Fund, Westcore Small-Cap Opportunity Fund, Westcore International Equity Fund, Westcore Small-Cap Growth Fund, Westcore Select Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund as of ________ 1999.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meets its obligations.

          The Amended and Restated Declaration of Trust further provides that all persons having any claim against the trustees or the Trust shall look solely to the Trust property for payment; that no trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as trustee. With the exception stated, the Amended and Restated Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been trustee, and that the trustees will indemnify representatives and employees of the Trust to the same extent that trustees are entitled to indemnification.

INVESTMENT ADVISER

          Denver Investment Advisors serves as investment adviser to the Funds pursuant to an Advisory Agreement. In the Advisory Agreement, the Adviser has agreed to provide a continuous investment program for each Fund and to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

          As indicated in the Prospectuses, Denver Investment Advisors permits investment and other personnel to purchase and sell securities for their own accounts, including securities that may be held by the Funds, in accordance with Denver Investment Advisors' policy regarding personal investing by principals, officers and employees of Denver Investment Advisors. The Denver Investment Advisors' policy requires all principals, officers and employees to pre-clear all transactions in securities not otherwise exempt under the policy. In addition to pre-clearance, the policy subjects principals, officers and employees of Denver Investment Advisors to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Denver Investment Advisors' policy. The provisions of the policy are administered by and subject to exceptions authorized by Denver Investment Advisors.

          The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years of each Fund:

------------------------------------------------------------------------------------------------------------------------------
                                       Year Ended                      Year Ended                       Year Ended
                                      May 28, 1999                    May 29, 1998                     May 30, 1997
------------------------------------------------------------------------------------------------------------------------------
                                Advisory       Waiver of        Advisory        Waiver of        Advisory        Waiver of
Fund Name                         Fees            Fees            Fees             Fees            Fees            Fees
------------------------------------------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund     $2,591,504      $196,466        $4,107,999             $0         $3,834,365         $0
------------------------------------------------------------------------------------------------------------------------------
Westcore Blue Chip Fund           383,666        63,138           378,391         48,681            375,645     26,418
------------------------------------------------------------------------------------------------------------------------------
Westcore Growth and Income         12,126        74,637            21,739         87,613             62,280     82,796
Fund
------------------------------------------------------------------------------------------------------------------------------
Westcore Small-Cap                585,241       269,418           311,243        162,526            197,026    114,504
Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------
Westcore                                0        12,726               N/A            N/A                N/A        N/A
Mid-Cap
Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------
Westcore Long-Term Bond            44,194        50,699            33,851         45,959             65,709     39,100
Fund
------------------------------------------------------------------------------------------------------------------------------


                                       42

------------------------------------------------------------------------------------------------------------------------------
Westcore Intermediate-Term        140,793        63,751           178,738         60,690            253,825     74,356
Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Westcore Colorado                       0       194,101                 0        129,855                  0     89,049
Tax-Exempt Fund
------------------------------------------------------------------------------------------------------------------------------

          For the fiscal year ended May 28, 1999, the Investment Adviser reimbursed additional expenses for the Westcore Mid-Cap Opportunity Fund in the amount of $51,448.

          Denver Investment Advisors also performs investment advisory services for the Blue Chip Value Fund, Inc., a closed-end investment company portfolio. Investment decisions for each account managed by Denver Investment Advisors, including the Funds, are made independently from those for any other account that is or may in the future become managed by Denver Investment Advisors or its affiliates. If, however, a number of accounts managed by Denver Investment Advisors are contemporaneously engaged in the purchase or sale of the same security, the available securities or investments may be allocated in a manner believed by Denver Investment Advisors to be equitable to each account. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for or disposed of by a Fund.

          Each account managed by Denver Investment Advisors has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          The current Advisory Agreement for the Westcore MIDCO Growth Fund, Westcore Growth and Income Fund, Westcore Blue Chip Fund, Westcore Small-Cap Opportunity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund became effective on October 1, 1995, and the current Advisory Agreement for the Westcore Mid-Cap Opportunity Fund became effective on October 1, 1998. The current Advisory Agreements for the Small-Cap Growth, Select and International Equity Funds became effective on October 1, 1999. Each Advisory Agreement is effective for its first two years and thereafter will continue in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the trustees of the Funds. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Denver Investment Advisors on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of such Fund.

          The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

          Denver Investment Advisors, as co-administrator, also provides administrative services to the Funds pursuant to an Administration Agreement and has agreed to pay all expenses incurred by it in connection with its administrative activities.

DISTRIBUTOR

          ALPS (the "Distributor"), with principal offices at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202, acts as the distributor of the Funds' shares pursuant to a Distribution Agreement with the Trust . Shares are sold on a continuous basis by ALPS as agent of the Funds, and ALPS has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. As Distributor, ALPS pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Funds' shares) and of printing and distributing all sales literature. ALPS is not entitled to any compensation for its services as Distributor. For the fiscal years ended May 28, 1999, May 29, 1998 and May 30, 1997, ALPS received $0, $0, and $0, respectively, in underwriting commissions with respect to all the investment portfolios offered by the Trust.

ADMINISTRATORS, BOOKKEEPING AND PRICING AGENT

          Pursuant to an Administrative Agreement, ALPS and Denver Investment Advisors serve as co-administrators to the Funds (the "Administrators"), and have agreed to pay all expenses they incur in connection with their administrative activities. As Administrators, they have agreed to: assist in maintaining the Funds' office; furnish the Funds with clerical and certain other services required by them; compile data for and prepare notices and semi-annual reports to the SEC; prepare filings with state securities commissions; coordinate federal and state tax returns; monitor each Fund's expense accruals; monitor compliance with each Fund's investment policies and limitations; and generally assist in each Fund's operations. Under the Administrative Agreement, the Administrators are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, in connection with the performance of the agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrators in the performance of their duties and obligations under the agreement. The Administrators are entitled to receive a fee from each Fund for administrative services, computed daily and payable monthly, at the aggregate annual rate of .30% of each Fund's average daily net assets with respect to the Westcore MIDCO Growth Fund, Westcore Growth and Income Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Opportunity Fund, Westcore Small-Cap Opportunity Fund, Westcore International Equity Fund, Westcore Small-Cap Growth Fund, Westcore Select Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund.

The Administrators have contractually agreed to waive fees set forth in the prospectus and may voluntarily waive all or any portion of their administration fees from time to time. Prior to the current Administration Agreement, which became effective on October 1, 1995, ALPS served as sole Administrator to the Funds.

          In addition to the services it provides as co-administrator, ALPS has agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Funds and to compute the net asset value and certain other financial information of the Funds. Under the Bookkeeping and Pricing Agreement, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties under the Agreement.

          The Trust has agreed to reimburse Denver Investment Advisors for costs incurred by Denver Investment Advisors for providing recordkeeping and sub-accounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Shares"). The amount reimbursed with respect to a Fund will not exceed the lesser of the costs actually borne by Denver Investment Advisors or the effective rate for transfer agency services borne by a Fund without taking into account such Beneficial Shares and applying such rate to such Beneficial Shares. The Administrators are also authorized to make payments from their administrative fees or other sources to persons for providing services to a Fund or its shareholders.

          The following table summarizes the administration fees paid by the Funds and any administration fee waivers for the last three fiscal years:

-----------------------------------------------------------------------------------------------------------------------------------
                                        Year Ended                        Year Ended                          Year Ended
                                       May 28, 1999                      May 29, 1998                        May 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                            Administration     Waiver of        Administration      Waiver of     Administration       Waiver of
Fund Name                       Fees             Fees                Fees             Fees             Fees               Fees
-----------------------------------------------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund   $1,271,967        $14,788            $1,896,000            $0          $1,769,707             $0
-----------------------------------------------------------------------------------------------------------------------------------
Westcore Blue Chip Fund         442,119          4,685               193,253         3,857             183,360          2,179
-----------------------------------------------------------------------------------------------------------------------------------
Westcore Growth and Income       81,241          5,522                43,501         6,969              60,140          6,818
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Westcore Small-Cap              242,098         14,300               132,961         9,175              86,687          6,733
Opportunity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity Fund              0          5,089                   N/A           N/A                 N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Westcore Long-Term Bond          58,403          4,859                48,481         4,725              65,958          4,181
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Westcore Intermediate-Term      130,268          6,095               153,392         6,227             210,838          7,950
Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Westcore Colorado                92,805         23,655                33,180        44,733              17,320         36,072
Tax-Exempt Fund
-----------------------------------------------------------------------------------------------------------------------------------

          In addition to the services it provides as distributor, co-administrator and bookkeeping and pricing agent, ALPS has agreed, pursuant to a separate Telephone and Service Agreement for the Westcore MIDCO Growth Fund, Westcore Growth and Income Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Opportunity Fund, Westcore Small-Cap Opportunity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Fund and Westcore Colorado Tax-Exempt Fund, to receive and accept orders for the purchase, redemption and transfer of shares and deliver the appropriate documentation thereof to the transfer agent. Under the Telephone and Service Agreement, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds except for a loss resulting from misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. The Trust will pay ALPS a monthly fee at the annual rate of $15,000 per year during the term of the agreement. In addition, the Trust will pay ALPS a monthly fee at the annual rate of $2.00 for each shareholder account that is open during the immediately preceding month. The Trust will also pay ALPS a fee of $2.50 for each telephone call received by ALPS from a shareholder or prospective shareholder in connection with services rendered by ALPS pursuant to the agreement. Finally, the Trust will reimburse ALPS for out of pocket expenses, including but not limited to postage, forms, telephone, microfilm and microfiche.

          No fees were paid under the Telephone and Service Agreement during the fiscal year ended May 30, 1997, however, ALPS was paid $15,000 in fees under that Agreement for the fiscal year ended May 29, 1998 and $82,674 for the fiscal year ended May 28, 1999.

                          CUSTODIAN AND TRANSFER AGENT

          BNY Western Trust Company (the "Custodian"), with principal offices at 700 South Flower Street, 2nd Floor, Los Angeles, California 90017, serves as custodian of the assets of each of the Funds pursuant to a custody agreement (the "Custody Agreement"). Under the Custody Agreement, the Custodian has agreed to hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund. The Custodian may, at its own expense, open and maintain a custody account or accounts on behalf of any Fund with other banks or trust companies, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. Prior to December 1, 1997, Wells Fargo Bank, N.A. served as custodian to the Trust.

          State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts, serves as Transfer Agent for the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Small-Cap Opportunity Fund, Westcore Mid-Cap Opportunity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund. As Transfer Agent, State Street has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; and (e) maintain shareholder accounts. Under the Transfer Agency Agreement, State Street receives from the Trust a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

          ALPS, with principal offices at 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 serves as Transfer Agent for the Westcore Small-Cap Growth Fund, Westcore Select Fund and Westcore International Equity Fund. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; and (e) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives a fee from the Trust and is reimbursed for out-of-pocket expenses.

                                    EXPENSES

          Operating expenses borne by the Funds include taxes, interest, fees and expenses of its trustees and officers, SEC fees, state securities qualification fees, advisory fees, administrative fees, charges of the Funds' custodian, shareholder services agent and accounting services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

                        AUDITORS AND FINANCIAL STATEMENTS

          _____________________, with principal offices at ______________, serves as independent auditors for the Funds. The Fund's Annual Report to Shareholders for the fiscal year ended May 28, 1999 has been filed with the SEC. The financial statements and notes thereto in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements and Independent Accountants Report thereon, in such Annual Reports have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                     COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust and will pass upon certain legal matters relating to the Funds.

               ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS

          From time to time, the yields, tax-equivalent yields, effective yields and the total return of a Fund may be quoted in newsletters, advertisements and other publications which may include comparisons of a Fund's performance with the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services. Performance information is generally available by calling ALPS at 1-800-392-CORE (2673).

          Any fees charged by your Service Organization directly to your account in connection with an investment in a Fund will not be included in the Fund's calculations of yield and/or total return.

          Performance quotations of a Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

YIELD CALCULATIONS - WESTCORE BOND FUNDS

          The funds yield shows the rate of income a Fund earns on its investments as a percentage of its share price. It represents the amount you would earn if you remained invested in a Fund for a year and the Fund continued to have the same yield for the year. Yield does not include changes in NAV. Each yield is calculated by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                       a-b      6
                          Yield = 2 [(----- + 1)  - 1]
                                        cd

         Where:   a =   dividends and interest earned during the period.

                  b =   expenses accrued for the period (net of reimbursements).

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d =   net asset value per share on the last day of the period.

          For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium.

The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

          With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium or the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available, or (ii) not to amortize discount or premium on the remaining security.

          Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

          Based on the foregoing calculations, the yields of the Funds for the 30-day period ended May 28, 1999 were as follows:


         Fund                                     30-Day Yield                     30-Day Yield
         ----                                 (before fee waivers)              (after fee waivers)
                                              --------------------              -------------------
Westcore Long-Term Bond Fund                         5.29%                             5.87%

Westcore Intermediate-Term Bond Fund                 5.62%                             5.81%
Westcore Colorado Tax-Exempt Fund                    3.21%                             3.83%

"TAX-EQUIVALENT" YIELD CALCULATIONS - WESTCORE COLORADO TAX-EXEMPT FUND

          The Fund's "tax-equivalent" yield shows the level of the taxable yield needed to produce an after-tax yield equivalent to the Fund's tax-free yield. The Fund's tax-equivalent yield will always be higher than its yield. It is calculated by : (a) dividing the portion of the Fund's yield that is exempt from both federal and Colorado state income taxes by one minus a stated combined federal and state income tax rate; (b) dividing the portion of the Fund's yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

          Based on the foregoing calculations, the yield and tax-equivalent yield of the Fund for the 30-day period ended May 28, 1999 (after fee waivers) were 3.83% and 5.59%, respectively, and before fee waivers were 3.21% and 4.69%, respectively.

          Tax-Equivalent Yield is based upon the combined state and federal tax rate assumptions of 33% (assuming a 28% federal tax rate and a 5% Colorado tax rate) for the Westcore Colorado Tax-Exempt Fund.

TOTAL RETURN CALCULATIONS

          The average annual total return represents the average annual percentage change in the value of an investment in a Fund over a specified measuring period. Average annual returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results. Each Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                        (1/n)
                                     ERV
                             T = [(--------)  -1]
                                      P

        Where:  ERV=  ending redeemable value at the end of the period covered by computation of a hypothetical $1,000 payment made at the beginning of the period.

                  P=  hypothetical initial payment of $1,000.

                  n= period covered by the computation, expressed in terms of years.

          The aggregate total return reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in a Fund over a specified measuring period. It is computed by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                      ERV
                             T = [(---------- 1)]
                                       P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged by the Trust to all shareholder accounts. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

          Based on the foregoing calculations, the average annual total return (after fee waivers) for the year ended May 28, 1999, for the five year period ended May 28, 1999 and for the periods since commencement of the Funds' respective operations were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                  FUND                      YEAR ENDED             FIVE            TEN YEARS ENDED        SINCE INCEPTION
                                           MAY 28, 1999         YEARS ENDED         MAY 28, 1999                 TO
                                                                  MAY 28,                                     MAY 28,
                                                                    1999                                        1999
--------------------------------------------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund(1)                 11.87%               15.63%              16.32%                  15.25%
--------------------------------------------------------------------------------------------------------------------------------
Westcore Blue Chip Fund(2)                     7.42%               21.83%              16.02%                  15.37%
--------------------------------------------------------------------------------------------------------------------------------
Westcore Growth and Income Fund(2)(6)          6.25%               15.17%              12.39%                  12.71%
--------------------------------------------------------------------------------------------------------------------------------
Westcore Small-Cap Opportunity Fund(3)       (19.72)%              12.59%                N/A                   11.55%
--------------------------------------------------------------------------------------------------------------------------------
Westcore Mid-Cap                                N/A                  N/A                 N/A                   10.50%
Opportunity Fund(5)
--------------------------------------------------------------------------------------------------------------------------------
Westcore Long-Term Bond Fund(2)                1.21%                8.83%               9.34%                   9.67%
--------------------------------------------------------------------------------------------------------------------------------
Westcore Intermediate-Term Bond Fund(2)        3.54%                6.58%               7.32%                   7.43%
--------------------------------------------------------------------------------------------------------------------------------
Westcore Colorado Tax-Exempt Fund(4)           3.80%                5.73%                N/A                    6.29%
--------------------------------------------------------------------------------------------------------------------------------

-----------------------------

(1)  Commenced Operations on August 1, 1986.
(2)  Commenced Operations on June 1, 1988.
(3)  Commenced Operations on December 28, 1993.
(4)  Commenced Operations on June 1, 1991.
(5)  Commenced Operations on October 1, 1998.
(6) The Westcore Growth and Income Fund was formerly known as the Equity Income Fund. The Fund's name was changed on January 1, 1996 to reflect a different objective and policies. Prior to January 1, 1996, the Fund's objective was to seek reasonable income through investments in income-producing securities. On January 1, 1996, the Fund's objective was revised to seek long-term total return through capital appreciation and current income through investments in equity securities. A new portfolio manager has managed the Fund since October 1995. Past performance is not intended to be indicative or representative of future performance.

          The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The materials may also refer to or describe the types of clients the Adviser advises, and describe the Adviser's method of operation, internal work environment, procedure and philosophy. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. From time to time, the materials may include contests or promotions which may include the award of Fund shares as prizes, and a waiver of certain minimum amount requirements to open an account.

                                  MISCELLANEOUS

          As used in this Statement of Additional Information, a "majority of the outstanding shares" of a Fund or a class of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or as a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or class.

          As of September __, 1999, the following shareholders owned more than 5% or more of the outstanding shares of the Funds. In addition, any shareholder listed below owning 25% or more of the outstanding shares of a Fund may, for certain purposes, be deemed to control that Fund and be able to affect the outcome of certain matters presented for a vote of shareholders:

WESTCORE MIDCO GROWTH FUND

Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
WELLS FARGO BANK TTEE
FBO CHOICEMASTER
PO BOX 9800 MUTUAL FUNDS
MAC 9139-027
CALABASAS, CA 91372-0800

HEP & CO
WELLS FARGO BANK NA
MUTUAL FUNDS DEPT MAC 9139-027
PO BOX 9800
CALABASAS, CA 91372-0800


WESTCORE GROWTH AND INCOME FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
WELLS FARGO BANK TTEE
FBO CHOICEMASTER
PO BOX 9800 MUTUAL FUNDS
MAC 9139-027
CALABASAS, CA 91372-0800

CHERRY TRUST & CO
3033 E 1ST AVE.
DENVER, CO 80206-5617


                                       55

CHARLES SCHWAB & CO INC.
SPECIAL ACCOUNT FOR THE EXCLUSIVE
BENEFIT OF CUSTOMERS
ATTENTION MUTUAL FUNDS
4500 CHERRY CREEK DR S
DENVER, CO 80222

HEP & CO
WELLS FARGO BANK NA
MUTUAL FUNDS DEPT MAC 9139-027
PO BOX 9800
CALABASAS, CA 91372-0800


WESTCORE BLUE CHIP FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
WELLS FARGO BANK TTEE
FBO CHOICEMASTER
PO BOX 9800 MUTUAL FUNDS
MAC 9139-027
CALABASAS, CA 91372-0800

WENDEL & CO A/C #808820
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

CHARLES SCHWAB & CO INC.
SPECIAL ACCOUNT FOR THE EXCLUSIVE
BENEFIT OF CUSTOMERS
ATTENTION MUTUAL FUNDS
4500 CHERRY CREEK DR S
DENVER, CO 80222

WENDEL & CO A/C #589872
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066


                                       56

Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
HEP & CO
WELLS FARGO BANK NA
MUTUAL FUNDS DEPT MAC 9139-027
PO BOX 9800
CALABASAS, CA 91372-0800

WENDEL & CO A/C #589870
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

WESTCORE MID-CAP OPPORTUNITY FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
DENVER INVESTMENT ADVISORS LLC
C/O LOU KAHANEK
1225 17TH ST FL 26
DENVER, CO 80202-5534

KENNETH V. PENLAND
101 S. FRANKLIN ST.
DENVER, CO 80209-2604

LEO L. BESERRA
6760 E. DORADO PL
ENGLEWOOD, CO 80111-1766


WESTCORE SMALL-CAP OPPORTUNITY FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
CHARLES SCHWAB & CO INC.
SPECIAL ACCOUNT FOR THE EXCLUSIVE
BENEFIT OF CUSTOMERS
ATTENTION MUTUAL FUNDS
4500 CHERRY CREEK DR S
DENVER, CO 80222

COLORADO STATE BANK & TRUST
ACCOUNT #208-20018133
TAX ID #841-1156655
1600 BROADWAY
DENVER, CO 80202-4927


                                       57

WESTCORE LONG-TERM BOND FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
WENDEL & CO A/C #808820
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

CHARLES SCHWAB & CO INC.
SPECIAL ACCOUNT FOR THE EXCLUSIVE
BENEFIT OF CUSTOMERS
ATTENTION MUTUAL FUNDS
4500 CHERRY CREEK DR S
DENVER, CO 80222

WENDEL & CO A/C #589872
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

CHRISTIAN LABOR ASSOC PEN FD
LYLE MASCHOFF TTEE
TR DTD 9/23/67
412 LAKELAND DR NE
PO BOX 738
WILLMAR, MN 56201-0738

WENDEL & CO A/C #589870
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

WENDEL & CO A/C #589871
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066


                                       58

WESTCORE INTERMEDIATE-TERM BOND FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
WENDEL & CO A/C #808820
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

WENDEL & CO A/C #589872
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

CHRISTIAN LABOR ASSOC PEN FD
LYLE MASCHOFF TTEE
TR DTD 9/23/67
412 LAKELAND DR NE
PO BOX 738
WILLMAR, MN 56201-0738

CHARLES SCHWAB & CO INC.
SPECIAL ACCOUNT FOR THE EXCLUSIVE
BENEFIT OF CUSTOMERS
ATTENTION MUTUAL FUNDS
4500 CHERRY CREEK DR S
DENVER, CO 80222

VIRG & CO
WELLS FARGO BANK NA
MUTUAL FUNDS DEPT MAC 9139-027
PO BOX 9800
CALABASAS, CA 91372-0800

WELLS FARGO BANK TTEE
FBO CHOICEMASTER
A/C NO 208-3513337
PO BOX 9800 MUTUAL FUNDS
MAC 9139-027
CALABASAS, CA 91372-0800


                                       59

WENDEL & CO A/C #589870
C/O THE BANK OF NEW YORK
PO BOX 1066 WALL STREET STATION
NEW YORK, NY 10268-1066

COLORADO STATE BANK & TR
ATTN TRUST DEPT
1600 BROADWAY
DENVER, CO 80202-4927

WESTCORE COLORADO TAX-EXEMPT FUND
Name and Address of Shareholder            % of Fund Held       Share Balance               Asset Balance
-------------------------------            --------------       -------------               -------------
CHARLES SCHWAB & CO INC.
SPECIAL ACCOUNT FOR THE EXCLUSIVE
BENEFIT OF CUSTOMERS
ATTENTION MUTUAL FUNDS
4500 CHERRY CREEK DR S
DENVER, CO 80222

CHERRY TRUST & CO
3033 E 1ST AVE.
DENVER, CO 80206-5617

-----------------------------

* All above-listed shares of the Westcore MIDCO Growth Fund, Westcore Blue Chip Fund, Westcore Growth and Income Fund, Westcore Small-Cap Opportunity Fund, Westcore Mid-Cap Opportunity Fund, Westcore Long-Term Bond Fund, Westcore Intermediate-Term Bond Fund and Westcore Colorado Tax-Exempt Fund were owned of record by the owners named above, except to the Trust's knowledge where also owned beneficially as indicated above.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

     As stated in the Prospectuses, all Westcore Funds, other than the Westcore Colorado Tax-Exempt Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

I.   INTEREST RATE FUTURES CONTRACTS.

     USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, a Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contract's on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month Treasury Bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.  STOCK INDEX FUTURES CONTRACTS.

     GENERAL. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize stock index futures contracts in anticipation of changes in the composition of its holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES.

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  MARGIN PAYMENTS.

     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and a Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Denver Investment Advisors may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

     There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, a Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by Denver Investment Advisors. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Denver Investment Advisors. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by a Fund may decline. If this occurred, a Fund would lose money on the future and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if a Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Denver Investment Advisors may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to Denver Investment Advisor's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  OPTIONS ON FUTURES CONTRACTS.

     The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts. Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options during the current fiscal year, and will not do so in the future absent any necessary regulatory approvals.

VII. ACCOUNTING TREATMENT.


     Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

                             PART C - OTHER INFORMATION


Item 23.  EXHIBITS

          (a) (1) Amended and Restated Declaration of Trust of the Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1) to Post-Effective Amendment No. 21 to Registrant's Registration Statement.

               (2) Amendment to Amended and Restated Declaration of Trust of the Registrant dated July 16, 1990 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 23 to Registrant's Registration Statement ("Post-Effective Amendment No. 23").

          (b) Registrant's Amended and Restated Code of Regulations is incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 45.

          (c) (1) Specimen copy of share certificate for Class A Shares is incorporated by reference herein to Exhibit 4 of Post Effective Amendment No. 7.

               (2) Specimen copy of form of share certificate is incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 34 to Registrant's Registration Statement

          (d) (1) Amended and Restated Advisory Agreement dated October 1, 1995 between Registrant and Denver Investment Advisors LLC relating to Registrant's Cash Reserve Fund (which has not yet commenced operations), Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 44.

               (2) Addendum No. 1 to Amended and Restated Advisory Agreement relating to the Mid-Cap Opportunity Fund is filed herewith.

          (e) (1) Amended and Restated Distribution Agreement dated as of October 1, 1997 between Registrant and ALPS Securities, Inc. relating to Registrant's MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund), Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, and Long-Term Bond Fund is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 46.

                    (i) Amendment No. 1 to Distribution Agreement relating to the Mid-Cap Opportunity Fund is filed herewith.

               (2) Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 14.

               (3) Form of Bank Agreement is incorporated herein by reference to Exhibit No. 6(d) to Post-Effective Amendment No. 14.

          (f) (1) Westcore Trust Deferred Compensation Plan (as Amended and Restated Effective June 22, 1998) is incorporated by reference to Exhibit 7(a) to Post-Effective Amendment No. 47.

          (g) (1) Custody Agreement dated January 22, 1997 between Registrant and Wells Fargo Bank, N.A. relating to Registrant's MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund), Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, Colorado Tax-Exempt Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 8 (a) to Post-Effective Amendment No. 46.

               (2) Consent to Assignment of Custody Agreement between BNY Western Trust Company and Westcore Trust dated as of August 13, 1997 is incorporated by reference to Exhibit 8 (b) to Post-Effective Amendment No. 46.

               (3) Amendment No. 1 to Custody Agreement relating to the Mid-Cap Opportunity Fund is filed herewith.

          (h) (1) Administration Agreement dated as of October 1, 1995 between Registrant, Denver Investment Advisors LLC, and ALPS Mutual Funds Services, Inc. relating to Registrant's Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 45.

                    (i) Amendment No. 1 to Administration Agreement relating to the Mid-Cap Opportunity Fund is filed herewith.

               (2) Amended and Restated Transfer Agency and Service Agreement dated January 4, 1993 as amended from the Transfer Agency and Service Agreement dated June 1, 1992 between Registrant and

                    State Street Bank and Trust Company relating to Registrant's Blue Chip Fund (formerly the Modern Value Equity Fund), Growth and Income Fund (formerly the Equity Income Fund), MIDCO Growth Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 36.

                    (i) Amendment No. 1 dated as of December 28, 1993 relating to Registrant's Small-Cap Opportunity Fund is incorporated herein by reference to Exhibit 9(c)(i) to Post-Effective Amendment No. 38.

                    (ii) Amendment No. 2 dated as of November 1, 1994 is incorporated herein by reference to Exhibit 9(c)
                           (ii) to Post-Effective Amendment No. 44.

                    (iii) Revised Fee Schedule to Transfer Agency Agreement dated as of August 3, 1998 is incorporated herein by reference to Exhibit 9(b)(iii) to Post-Effective Amendment No. 48.

                    (iv) Amendment No. 3 to Amended and Restated Transfer Agency Agreement relating to the Mid-Cap Opportunity Fund is filed herewith.

               (3) Amended and Restated Bookkeeping and Pricing Agreement dated June 1, 1998 between Registrant and ALPS Mutual Funds Services, Inc. relating to Registrant's Colorado Tax-Exempt Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, Blue Chip Fund, Growth and Income Fund, MIDCO Growth Fund and Small-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 9(c) to Post-Effective Amendment No. 47.

                    (i) Amendment No. 1 to Amended and Restated Bookkeeping and Pricing Agreement relating to the Mid-Cap Opportunity Fund is filed herewith.

               (4) Indemnification Agreement dated July 17, 1995 between Registrant and First Interstate Bancorp is incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 44.

               (5)  (i)    Operating Agreement dated as of November 27, 1995
                           between Charles Schwab & Co., Inc. and Westcore
                           Trust relating to the Cash Reserve Fund, Colorado
                           Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond
                           Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue
                           Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap

                           Opportunity Fund is incorporated by reference to
                           Exhibit 9(e) to Post-Effective Amendment No. 45.

                           (a) Order Placement Procedures Amendment to the Operating Agreement between Charles Schwab & Co., Inc. and Westcore Trust dated as of December 1, 1997 relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e)(a) to Post-Effective Amendment No. 47.

                           (b) Charles Schwab & Company, Inc. Side Letter Agreement to Order Placement Procedures Amendment dated as of December 22, 1997 among Westcore Trust, Denver Investment Advisors LLC and Boston Financial Data Services, Inc. relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e)(b) to Post-Effective Amendment No. 47.

                           (c) Amendment to Operating Agreement dated as of October 1, 1998 between Charles Schwab & Co. and Westcore Trust, relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is filed herewith.

                           (d) Side Letter to Amendment to Operating Agreement among Westcore Trust, Charles Schwab & Co., and Denver Investment Advisors ("DIA") dated as of October 1 1998, relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund,
                                   Intermediate-Term Bond Fund, Long-Term Bond
                                   Fund, MIDCO Growth Fund, Blue Chip Fund and
                                   Small-Cap Opportunity Fund is filed herewith.

                           (e) Amendment to Operating Agreement effective as of January, 1999, relating to the Cash Reserve Fund,

                                   Colorado Tax-Exempt Fund, Growth and Income
                                   Fund, Intermediate-Term Bond Fund, Long-Term
                                   Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is filed herewith.

                    (ii) Institutional Services Agreement dated as of November 27, 1995 between Charles Schwab & Co. and Westcore Trust relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity
                           Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (iii) Retail Services Agreement dated as of March 26, 1996 among Westcore Trust, Denver Investment Advisors LLC and Charles Schwab & Co., Inc. relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                           (a) Amendment to Services Agreement dated as of July 1, 1998 among Westcore Trust, Denver Investment Advisors LLC and Charles Schwab & Co. relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e)(iii)(c) to Post-Effective Amendment No. 47.

                    (iv) Side Letter dated as of March 5, 1996 among ALPS Mutual Funds Services, Inc., Denver Investment Advisors LLC, State Street Bank & Trust Company and Westcore Trust relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity
                           Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (v) Retirement Plan Order Processing Amendment dated as of February 15, 1996 to the Operating Agreement among Charles Schwab & Co., Inc., the Charles Schwab Company and Westcore Trust relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (vi) Confidentiality Agreement dated as of March 26, 1996 between Charles Schwab & Co., Inc. and Denver Investment Advisors LLC relating to the Cash Reserve Fund, Colorado Tax-Exempt Fund, Growth and Income Fund (formerly the Equity Income Fund), Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund) and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 45.

                    (vii) Transaction Charges Amendment to Services Agreement dated as of July 1, 1997 is incorporated by reference to Exhibit 9 (e) to Post-Effective Amendment No. 46.

                    (viii) Amendment to Services Agreement dated as of
                           October 1, 1998 among Westcore Trust, Schwab and Denver Investment Advisors is filed herewith.

               (6)  (i)    DST FAN WEB Services Agreement dated as of
                           August 1, 1997 among DST Systems, Inc., Westcore
                           Trust and Denver Investment Advisors LLC is incorporated by reference to Exhibit 9 (f) to Post-Effective Amendment No. 46.

                    (ii )  Indemnification  Agreement dated as of August
                           1, 1997 between Denver Investment Advisors LLC and Westcore Trust is incorporated by reference to
                           Exhibit 9 (f) to Post-Effective Amendment No. 46.

               (7) Shareholder Service Agreement dated as of July 1, 1996 between Wells Fargo Bank, N.A. and Westcore Trust is incorporated by reference to Exhibit 9 (g) to Post-Effective Amendment No. 46

               (8) Agency Trading Agreement dated as of May 19, 1997 among Bank of Oklahoma, N.A., its affiliate Alliance Trust Company, N.A. and Westcore Trust is incorporated by reference to
                    Exhibit 9 (h) to Post-Effective Amendment No. 46.

               (9)  (i)    Shareholder Service Agreement dated as of November
                           22, 1996 among First Trust Corporation, Denver
                           Investment Advisors LLC and Westcore Trust is incorporated by reference to Exhibit 9 (i) to Post-Effective Amendment No. 46.

                    (ii) Sideletter to Shareholder Services Agreement dated as of September 25, 1998 among Westcore Trust, DIA, and Firstrust is filed herewith.

               (10) Agency Trading Agreement dated as of July 15, 1997 among
                    Westcore Trust, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and Financial Administrative Services Corporation relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 9(j) to Post-Effective Amendment No. 47.

               (11) Agency Trading Agreement dated as of January 2, 1998 among
                    Westcore Trust, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and Wachovia Operational Services Corporation relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to
                    Exhibit 9(k) to Post-Effective Amendment No. 47.

               (12) Securities Lending Agency Client Agreement dated as of March
                    27, 1998 between Westcore Trust and PaineWebber Incorporated relating to the Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 47.

               (13) Service Agreement dated as of November 10, 1997 among
                    Westcore Trust, ALPS Mutual Funds Services, Inc., Denver Investment Advisors LLC and PaineWebber Incorporated relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(m) to Post-Effective Amendment No. 47.

               (14) (i) Omnibus Account Services Agreement dated as of February 26, 1998 among Westcore Trust, Denver Investment Advisors LLC and National Investors Services Corp. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(n) to Post-Effective Amendment No. 47.

                    (ii) Side Letter to Omnibus Account Services Agreement dated as of February 26, 1998 among Westcore Trust, National Investor Services Corp. and DIA is filed herewith.

               (15) Side Letter appointing Smith Barney Inc. as Agent dated as of October 6, 1997 between Westcore Trust and Smith Barney Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated by reference to Exhibit 9(o) to Post-Effective Amendment No. 47.

               (16) Telephone and Service Agreement dated as of August 3, 1998 between Westcore Trust and ALPS Mutual Funds Services, Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated herein by reference to Exhibit 9(p) to Post-Effective Amendment No. 48.

               (17) Agency Trading Agreement dated as of August 3, 1998 between
                    Westcore Trust, Denver Investment Advisors LLC, ALPS Mutual Funds Services, Inc., Boston Financial Data Services, Inc. and American Century Retirement Plan Services, Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated herein by reference to Exhibit 9(q) to Post-Effective Amendment No. 48.

               (18) (i) Agency Trading Agreement dated as of August 21, 1998 between Westcore Trust, Janney Montgomery Scott, Inc., ALPS Mutual Funds Services, Inc. and Boston Financial Data Services, Inc. relating to the Colorado Tax-Exempt Fund, Growth and Income Fund, Intermediate-Term Bond Fund, Long-Term Bond Fund, MIDCO Growth Fund, Blue Chip Fund and Small-Cap Opportunity Fund is incorporated herein by reference to Exhibit 9(r) to Post-Effective Amendment No. 48.

                    (ii) Side Letter to Agency Trading Agreement dated August 21, 1998 between Westcore Trust and Janney Montgomery Scott, Inc. ("JMS") and dated as of September 25, 1998 among Westcore Trust, JMS, BFDS and ALPS, is filed herewith.

               (19) Agency Trading Agreement dated as of September 1, 1998 among
                    Westcore, DIA, and Fidelity Investment Institutional Operations Company, Inc. is filed herewith.

               (20) No Transaction Fee Mutual Fund Offering/Retail Shareholder
                    Services Agreement dated as of October 1, 1998 among Westcore Trust, ALPS and E-Trade is filed herewith.

          (i)  To be filed by amendment.

          (j)  (1)  Consent of Drinker Biddle & Reath LLP is filed herewith.

               (2)  Consent of Independent Auditors to be filed by Amendment

          (k)  None.

          (l) (1) Conversion Agreement between Westcore Trust and Denver Investment Advisors LLC relating to the Mid-Cap Opportunity Fund is filed herewith.

          (m)  None

          (n)  None.

          (o)  None

          (p) Powers of Attorney and Certificate of Secretary certifying resolution authorizing signature by powers of attorney are filed herewith under Rule 483(b) under the Securities Act of 1933.

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Registrant is controlled by its Board of Trustees. Certain of Registrant's trustees serve on the board of directors/trustees of certain other registered investment companies. (See "Management of the Fund - Directors and Officers" in Part B hereof).

Item 25.       INDEMNIFICATION

               The trustees are indemnified by First Interstate Bancorp ("FIB"), generally against damages arising out of (i) claims by any person that implementation of the Agreement and Plan of Reorganization between Pacifica Funds Trust ("Pacifica") and Westcore Trust (the "Plan") constitutes breach or violation of certain agreements with ALPS Mutual Funds Services, Inc.; and (ii) certain untrue or alleged untrue statements of material facts or omissions or alleged omissions of material facts in information furnished by or on behalf of FIB, intended for use in certain proxy materials or amendments or supplements to the Registrant's registration statement relating to the Plan.

               Under the Plan, Pacifica has agreed to assume certain liabilities of the Registrant, including certain obligations of the Registrant to indemnify the Registrant's Trustees acting in their capacity as such with respect to any claim alleging any breach of fiduciary duty with respect to transactions contemplated by the Plan or otherwise to the fullest extent permitted by law and the Registrant's Declaration of Trust as in effect on the date of such Plan.

               The trustees are indemnified by Denver Investment Advisors LLC generally against damages arising out of or resulting from use of the Internet financial access network ("FAN") made available by DST Systems, Inc. The FAN is a computer and software system which provides an interface between the Internet and public data network service providers and the Registrant's transfer agent for the purposes of communication shareholder data and information and/or transaction requests.

               Indemnification of Registrant's trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising from dissemination of untrue material fact or omission of such material fact by ALPS is provided for in Section 1.10 of the Amended and Restated Distribution Agreement incorporated herein by reference as Exhibit
(e)(1).

               Indemnification of Registrant's trustees, officers, employees, agents and controlling persons against any and all losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct by Wells Fargo Bank N.A. ("Wells"), violation by Wells of applicable law, breach by Wells of material provisions of the Agreement, and breach by Wells of a representation, warranty or covenant in the Agreement is provided for in Section 15(a) of the Shareholder Service Agreement incorporated herein by reference as Exhibit (h)(7).

               Indemnification of Registrant's trustees, officers, employees, agents and certain affiliates against any loss, cost, damage, expense and liability arising from any actual negligent act, omission, intentional misconduct, material breach of agreement, failure to timely and properly transmit orders and instructions and cancellation or correction of orders by Bank of Oklahoma ("BOK"), or discrepancies in balances maintained by BOK is provided for in Section 12(a) of the Agency Trading Agreement incorporated herein by reference as Exhibit (h)(8).

               Indemnification of Registrant's officers, directors, partners, trustees, members, shareholders, employees and agents by Financial Administrative Services Corporation ("FASCorp") against any loss, cost, damage, expense, liability or claim including, without limitations, reasonable legal fees and other out-of-pocket costs of defending against any loss, cost, damage, expense, liability or claim, relating to any actual negligent act or omission, act of intentional misconduct, material breach of any representations, warranties and covenants, failure to timely and properly transmit orders and instructions, cancellation or subsequent correction of any orders and instructions or discrepancies between Participant and Plan balances maintained by FASCorp and the balances maintained by Registrant is provided for in Section 12(a) of the Agency Trading Agreement incorporated herein by reference as Exhibit (h)(10).

               Indemnification of Registrant's officers, directors, partners, trustees, members, shareholders, employees and agents against any loss, cost, damage, expense, liability or claim by Wachovia Operational Services Corporation arising out of any actual negligent act, omission, act of intentional misconduct, material breach of any of the representations, warranties, covenants, failure to timely and properly transmit orders and instructions, cancellation or subsequent corrections of any orders and instructions transmitted, or discrepancies in balances maintained by Wachovia and account balances maintained by the Trust is provided for in Section 12(a) of the Agency Trading Agreement incorporated herein by reference as Exhibit (h)(11).

               Indemnification of Registrant's directors, trustees, officers, members, shareholders, employees, agents and each person, if any, who controls them within the meaning of the Securities Act against losses, claims, damages, liabilities or expenses to which any one of them may become subject insofar as those losses, claims, damages, liabilities or expenses or actions in respect thereof, arising out of or are based upon American Century Retirement Plan Services, Inc.'s ("Services") negligence, bad faith, or willful misconduct in performing its obligations under its agreement with the Trust, any breach by Services of any material provision of the Agreement or any breach by Services of a representation, warranty or covenant made in the Agreement is provided for in section 12(a) of the Agency Trading Agreement incorporated herein by reference as Exhibit (h)(17).

               Indemnification of Registrant's officers, directors, partners, trustees, members, shareholders, employees and agents ("Indemnitees") against any loss, cost, damage, expense, liability or claim including, without limitations, reasonable legal fees and other out-of-pocket costs of defending against any such loss, cost, damage, expense, liability or claim, suffered by all or any of such Indemnitees to the extent arising out of, or relating to, any actual negligent act or omission by Janney Montgomery Scott, Inc. ("JMS") under its agreement with the Trust; a material breach of any of the representations, warranties and covenants; failure to timely and properly transmit orders and instructions; cancellation or subsequent correction of any orders and instructions transmitted or discrepancies between Participant and Plan maintained by JMS and account balances maintained by the Trust due to errors caused by JMS, is provided for in Section 12 of the Agency Trading Agreement incorporated herein by reference as Exhibit (h)(18)(i).

               Indemnification of Registrant's officers, directors, partners, trustees, member, employees, agents and affiliates ("Indemnitees") against any and all claims, demands, liabilities and expenses including, without limitations, reasonable legal fees arising out of, or relating to,
 (i) any untrue statement or omission, or alleged untrue statement or omission, of material fact that E-Trade or its employees make concerning the Fund that is inconsistent with the Fund's current prospectus, statement of additional information, periodic reports to shareholders or any other material the Fund Parties have provided in writing to E-Trade, (ii) any breach by E-Trade of any representation, warranty or provision contained in the Registrant's Agreement with E-Trade, or (iii) any willful misconduct or negligence by E-Trade in the performance of, or failure to perform, its obligations under the Registrant's Agreement with E-Trade, except to the extent that such claims, liabilities or expenses are caused by certain parties' breach of the Registrant's Agreement with E-Trade or willful misconduct or negligence in the performance, or failure to perform, their respective obligations under this Agreement, is provided for in Section 4 of the No Transaction Fee Mutual Fund Offering/Retail Shareholder Services Agreement, included as Exhibit (h)(20).

               Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 1.9 of the Distribution Agreement incorporated herein by reference as

Exhibits (e)(1). Indemnification of Registrant's Bookkeeping and Pricing Agent against certain losses is provided for in Section 6 of the Amended and Restated Bookkeeping and Pricing Agreement incorporated by reference in Exhibit 9(c). Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. In addition, Section 9.3 of the Registrant's Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit 1, provides as follows:

               (2) INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                    Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

               The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.2.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               Section 9.6 of the Registrant's Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit 1, also provides for the indemnification of shareholders of the Registrant.
Section 9.6 states as follows:

9.6 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been an [sic] Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 26        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               To Registrant's knowledge, none of the directors or senior executive officers of Denver Investment Advisors LLC, except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Denver Investment Advisors LLC who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two years.


                           DENVER INVESTMENT ADVISORS LLC



 Name                  Position               Other                           Type of
 ----                  With                   Business                        Business
                       Denver Investment      Connections                     --------
                       Advisors LLC           -----------
                       ------------
 Todger Anderson       Executive              President of Blue Chip Value    Investment
                       Manager/President      Fund, Inc.*                     Company

 Kenneth V. Penland    Executive              Chairman of the Board of Blue   Investment
                       Manager/Chairman       Chip Value Fund, Inc.*          Company

 Varilyn Schock        Vice President         Vice President of Blue Chip     Investment
                                              Value Fund, Inc.*               Company


* The address of the Blue Chip Value Fund, Inc., is 370 Seventeeth Street, Suite 3100, Denver, Colorado 80202.

Item 27   PRINCIPAL UNDERWRITER

     (a) ALPS Mutual Funds Services, Inc. acts as the distributor for the Registrant and the following investment companies: Financial Investors Trust, Stonebridge Funds Trust, First Funds Trust, Midcap SPDR Trust, Select Sector SPDR Trust, Nasdaq-100 Trust, SPDR Trust, and DIAMONDS Trust.

     (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., are as follows:


                              Positions and
Name and Principal            Offices with                  Offices with
Business Address*             ALPS                          Registrant
------------------            -------------                 -------------
W. Robert Alexander           Chairman of the Board         None
                              and Secretary

Arthur J. L. Lucey            President and Director        None

Russell Burk                  General Counsel               None

Thomas A. Carter              Chief Financial Officer       None

Edmund Burke                  Executive Vice President      None

Jeremy May                    Vice-President                None

Robert Szydlowski             Vice President                None

William Paston                Vice President                None

Chris Woessner                Director                      None

Rick Pederson                 Director                      None


        * The principal business address for each of the above directors and executive officers is 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

     (c)  None.

Item 28   LOCATION OF ACCOUNTS AND RECORDS

     (a) Denver Investment Advisors LLC, 1225 17th Street, 26th Floor, Denver, Colorado 80202 (records relating to its function as investment adviser for Registrant's Colorado Tax-Exempt Fund, MIDCO Growth Fund, Blue Chip Fund (formerly the Modern Value Equity Fund), Long-Term Bond Fund, Small-Cap

          Opportunity Fund, Growth and Income Fund (formerly the Equity Income
          Fund), Intermediate-Term Bond Fund) and Mid-Cap Opportunity Fund.

     (b) ALPS Mutual Funds Services, Inc., 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202 (records relating to its functions as distributor, administrator and bookkeeping and pricing agent for each of Registrant's investment portfolios).

     (c) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its functions as transfer agent for each of the Registrant's investment portfolios).

     (d) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

     (e) BNY Western Trust Company (a subsidiary of Bank of New York), 90 Washington Street, 22nd Floor, New York, NY 10286 (records relating to its functions as custodian for each of the Registrant's investment portfolios).

Item 29   MANAGEMENT SERVICES

          None.


Item 30   UNDERTAKINGS

          None

                                     SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 15th day of July, 1999.


                                             WESTCORE TRUST
                                             Registrant

                                             By:  /s/ Kenneth V. Penland
                                                  ---------------------------
                                                       Kenneth V. Penland
                                                       President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant's Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                        Title                           Date

*/s/ Jack D. Henderson
----------------------
Jack D. Henderson                Chairman of the
                                 Board of Trustees            July 15, 1999
*/s/ McNeil S. Fiske
----------------------
 McNeil S. Fiske                 Trustee                      July 15, 1999

*/s/ James B. O'Boyle
----------------------
James B. O'Boyle                 Trustee                      July 15, 1999


*/s/ Robert L. Stamp
----------------------
Robert L. Stamp                  Trustee                      July 15, 1999


*/s/ Lyman Seely
----------------------
Lyman Seely                      Trustee                      July 15, 1999


 /s/ Kenneth V. Penland          President (Principal
----------------------           Executive Officer)           July 15, 1999
Kenneth V. Penland

*/s/ Jasper Frontz
----------------------
Jasper Frontz                    Treasurer (Principal         July 15, 1999
                                 Financial Officer and
                                 Chief Accounting Officer)

*By: /s/ Kenneth V. Penland
     ----------------------
     Kenneth V. Penland
     Attorney-in-fact

                      EXHIBIT INDEX


Exhibit Number                          Item
--------------                          ----

(d)(2)         Addendum No. 1 to Amended and Restated Advisory Agreement

(e)(1)(i)      Amendment No. 1 to Amended and Restated Distribution Agreement

(g)(3)         Amendment No. 1 to Custody Agreement

(h)(1)(i)      Amendment No. 1 to Administration Agreement

(h)(2)(iv)     Amendment No. 3 to Amended and Restated Transfer Agency Agreement

(h)(3)(i) Amendment No. 1 to Amended and Restated Bookkeeping and Pricing Agreement between Westcore Trust and ALPS Mutual Fund Services, Inc. relating to the Mid-Cap Opportunity Fund

(h)(5)(i)(c)   Amendment to Operating Agreement between Westcore Trust and
               Charles Schwab & Co. ("Schwab")

(h)(5)(i)(d)   Sideletter to Amendment to Operating Agreement among Westcore
               Trust, Schwab, and Denver Investment Advisors ("DIA")

(h)(5)(i)(e)   Amendment to Operating Agreement effective as of January 1, 1999

(h)(5)(viii)   Amendment to Services Agreement among Westcore Trust, Schwab, and
               DIA

(h)(9)(ii) Sideletter to Shareholder Services Agreement among Westcore Trust, DIA and Firstrust

(h)(14)(ii) Sideletter to Omnibus Account Services Agreement among Westcore Trust, National Investor Services Corp., and DIA

(h)(18)(ii) Sideletter to Agency Trading Agreement between Westcore Trust and Janney Montgomery Scott

(h)(19) Agency Trading Agreement among Westcore Trust, DIA, and Fidelity Investment Institutional Operations Company, Inc.

(h)(20) No Transaction Fee Mutual Fund Offering/Retail Shareholder Services Agreement among Westcore Trust, ALPS and E-Trade

(j)(1)         Consent of Drinker Biddle & Reath LLP

                  EXHIBIT INDEX


Exhibit Number                          Item
--------------                          ----

(l)(1)         Conversion Agreement between Westcore Trust and DIA

(r)            Powers of Attorney and Secretary's Certificate.